UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2003




ITEM 1.  ANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., EXTENDED MARKET INDEX FUND - REPORT FOR PERIOD ENDING DECEMBER 31, 2003


[LOGO OF USAA]
   USAA(R)

                   USAA EXTENDED MARKET
                          INDEX Fund

                      [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                   A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

     Distributions to Shareholders                                            10

     Independent Auditor's Report                                             11

     Financial Statements                                                     12

     Financial Highlights                                                     15

     Notes to Financial Statements                                            16

DIRECTORS' AND OFFICERS' INFORMATION                                          21

MASTER EXTENDED MARKET INDEX SERIES:

     Independent Auditor's Report                                             28

     Schedule of Investments                                                  29

     Financial Statements                                                     75

     Financial Highlights                                                     78

     Notes to Financial Statements                                            79

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "
                                         ... WE HAVE A SOLID TEAM OF
                                      INDEX FUND MANAGERS, AND YOU CAN REST
[PHOTO OF CHRISTOPHER W. CLAUS]      ASSURED THAT THEY WILL CONTINUE TO WORK
                                           HARD IN YOUR BEST INTERESTS.

                                                       "
--------------------------------------------------------------------------------

                 The year 2003 was excellent for equities. The stock market's performance reflects investor expectations for improving economic conditions. The ongoing monetary and fiscal stimulus - the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending - led to renewed economic growth. Increasing worker productivity and improving corporate profitability have stimulated strong growth in the gross domestic product (GDP).

                 All these positive developments have contributed to the rise of the stock market, which was echoed in the performance of key market indices. By year-end, the S&P 500 Index returned 28.67%, the Nasdaq-100 Index returned 49.48%, and the Wilshire 4500 Index Fund returned 43.84%.

                 Index mutual funds also performed well. An index fund, after all, holds a portfolio of securities designed to match, before fees and expenses, the performance of all or part of the index. For example, USAA's S&P 500 Index Fund includes most of the 500 stocks in the S&P 500 Index, which is constructed using market weights (stock price multiplied by number of shares outstanding) to provide a broad indicator of stock price movements.

                 Index investing offers two specific benefits: lower costs and tax efficiency. Except to invest new money or redeem shares, index fund managers trade securities only when the index itself changes.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 As a result, these funds may have lower expenses and fewer capital gain distributions than actively managed funds. Index funds can also be a sensible equity strategy for long-term investors, especially those who are willing to let their money work for them over multiple market cycles. It is not possible to invest directly in an index. An index mutual fund incurs fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror.

                 The general consensus among market strategists is that 2004 will bring very modest growth with a possible correction or two. However, we believe that we have a solid team of index fund managers, and you can rest assured that they will continue to work hard in your best interests.

                 In the year ahead, we will keep providing you with outstanding resources - a market-tested portfolio management team, quality service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 Thank you for your continuing faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 THE S&P 500 INDEX IS A WELL-KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES FROM SEVERAL INDUSTRIAL SECTORS REPRESENTING A SIGNIFICANT PORTION OF THE MARKET VALUE OF ALL STOCKS PUBLICLY TRADED IN THE UNITED STATES. MOST OF THESE STOCKS ARE LISTED ON THE NEW YORK STOCK EXCHANGE.

                 THE NASDAQ-100 INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NONFINANCIAL DOMESTIC AND INTERNATIONAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION.

                 THE WILSHIRE 4500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF APPROXIMATELY 4,700 U.S. EQUITY SECURITIES. THE WILSHIRE 4500 INCLUDES ALL THE STOCKS IN THE WILSHIRE 5000 EXCEPT FOR STOCKS INCLUDED IN THE S&P 500.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P., with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Wilshire 4500 Index.

--------------------------------------------------------------------------------
                                       12/31/03                      12/31/02
--------------------------------------------------------------------------------
Net Assets                           $71.4 Million                 $25.3 Million
Net Asset Value Per Share                $9.71                         $6.80

--------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

1 YEAR               3 YEARS               SINCE INCEPTION ON 10/27/00
43.44%                2.20%                          -0.03%

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
    CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

[CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA EXTENDED
              MARKET INDEX      WILSHIRE 4500
                  FUND             INDEX
              -------------     -------------

  10/30/00     $10000.00         $10000.00
  10/31/00      10400.00          10468.00
  11/30/00       8840.00           8685.30
  12/31/00       9360.00           9235.08
  01/31/01       9750.00           9737.47
  02/28/01       8670.00           8554.37
  03/31/01       7960.00           7769.07
  04/30/01       8750.00           8591.04
  05/31/01       8940.00           8794.65
  06/30/01       8980.00           8865.89
  07/31/01       8600.00           8453.62
  08/31/01       8200.00           8042.78
  09/30/01       7160.00           7008.48
  10/31/01       7520.00           7375.72
  11/30/01       8100.00           7948.81
  12/31/01       8515.19           8374.87
  01/31/02       8362.22           8216.58
  02/28/02       8127.67           7984.06
  03/31/02       8678.36           8525.37
  04/30/02       8576.38           8441.83
  05/31/02       8372.42           8255.26
  06/30/02       7801.34           7690.60
  07/31/02       7036.51           6942.31
  08/31/02       7077.30           6982.57
  09/30/02       6598.00           6511.95
  10/31/02       6822.35           6725.54
  11/30/02       7281.00           7186.91
  12/31/02       6966.00           6884.34
  01/31/03       6812.00           6735.64
  02/28/03       6648.00           6564.55
  03/31/03       6750.00           6661.71
  04/30/03       7314.00           7216.63
  05/31/03       8021.00           7902.21
  06/30/03       8195.00           8090.28
  07/31/03       8564.00           8468.10
  08/31/03       8922.00           8822.91
  09/30/03       8799.00           8713.51
  10/31/03       9475.00           9377.48
  11/30/03       9793.00           9701.00
  12/31/03       9992.00           9902.78


               [END CHART]

                    DATA FROM 10/30/00* THROUGH 12/31/03.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Wilshire 4500 Index. The Wilshire 4500 Index is a market-capitalization-weighted index of approximately 4,700 U.S. equity securities. The Wilshire 4500 Index includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500 Index.

                 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED, AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                   THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

                 For the year ended December 31, 2003, the USAA Extended Market Index Fund met its objective of seeking to match, before fees and expenses, the return of its benchmark, the Wilshire 4500 Index, which returned 43.84%. The Fund returned 43.44%. For the year, small- and mid-cap stocks proved a better place to be because they outperformed large-cap stocks. The Wilshire 5000 Total Market Index returned 31.64%.

PERFORMANCE ANALYSIS

                 Last year marked the end of the longest and deepest equity bear market since the Great Depression. Punctuated by better-than-expected earnings due to stunning productivity and modest revenue growth, the 2003 equity market recorded better-than-consensus returns. After a setback related to the start of war with Iraq, the market did not look back and never had more than a 5% pullback. As is common after a major bear market low, the best performers featured low-quality, high-beta, and small-capitalization issues as well as those with earnings losses and low prices.

                 The S&P 500 Index closed at 1,111.92 on December 31, 2003, its high for the year, up 232.10 points for a price return of 26.38%. The Dow Jones Industrial Average also closed the year with its high for the period, 10,453.92, up 2,112.29 points for a price return of 25.32%. The Nasdaq-100 Index closed at 2,003.37, up 667.86 points for a price return of 50.01%, as technology stocks outperformed the broader market.

                 REFER TO PAGE 6 FOR THE WILSHIRE 4500 INDEX DEFINITION.

                 THE WILSHIRE 5000 TOTAL MARKET INDEX REPRESENTS A BROAD INDEX FOR THE U.S. EQUITY MARKET, MEASURING THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

                 THE NASDAQ-100 INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NONFINANCIAL DOMESTIC AND INTERNATIONAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 The European markets moved upward over the year, though not as dramatically as domestic markets, with the Dow Jones STOXX 50 closing at 2,660.37, up 252.86 points or 10.50% in euros, and the FTSE 100 Index closing at 4,476.90, up 536.50 points or 13.62% in sterling. The euro appreciated dramatically over the year, closing at a WM rate of 1.2613, up 20.20% relative to the U.S. dollar. Global markets saw significant positive returns for the year, with the Morgan Stanley Capital International
                 (MSCI) World Index closing at 1,036.32, up 244.11 points or 30.81%, in U.S. dollars.

FUND POSITION GOING FORWARD

                 Favorable liquidity conditions, stimulative fiscal policy, and rising earnings expectations have been responsible for the equity bull market that began in October 2002. The stimulus from falling interest rates and excess liquidity is passing at the same time the growth baton is being passed from the U.S. consumer to the rest of the U.S. economy and the world. Higher confidence levels regarding sustainability of growth, the waning of deflation fears, and a declining dollar are likely to cause rising interest rates. Earnings growth is key for the equity bull market to continue. Along with stimulative monetary and fiscal policy and a consumer who continues to spend, capital spending has decisively turned, job growth has begun, and export markets are awakening. With that in mind, the portfolio is expected to continue to meet its objective.

                 THE DOW JONES STOXX 50(SM) BLUE CHIP INDEX CONSISTS OF 50 STOCKS COVERING THE MARKET SECTOR LEADERS IN THE DOW JONES STOXX(SM) 600 INDEX.

                 THE FTSE 100 INDEX CONTAINS THE 100 MOST HIGHLY CAPITALIZED BLUE CHIP COMPANIES, REPRESENTING APPROXIMATELY 80%, OF THE U.K. MARKET. IT IS USED EXTENSIVELY AS A BASIS FOR INVESTMENT PRODUCTS AND IS RECOGNIZED AS THE MEASURE OF THE U.K. FINANCIAL MARKETS.

                 MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN UNMANAGED INDEX WHICH REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

                 THE WM RATE IS THE 4 P.M. LONDON (11 A.M. U.S.) REUTERS CLOSING FX RATE (THE MAJOR INDEX USED IN CALCULATIONS).

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

-----------------------------------------------
             TOP 10 HOLDINGS*
            (% of Net Assets)
-----------------------------------------------

Berkshire Hathaway Inc. (Class A)         3.1%

Liberty Media Corporation (Class A)       0.9%

Amazon.com, Inc.                          0.7%

Cox Communications, Inc. (Class A)        0.7%

InterActiveCorp                           0.7%

Genentech, Inc.                           0.6%

Hughes Electronics Corporation            0.5%

Gilead Sciences, Inc.                     0.4%

M&T Bank Corporation                      0.4%

Kraft Foods Inc. (Class A)                0.3%
-----------------------------------------------

-----------------------------------------------
               TOP 10 INDUSTRIES*
               (% of Net Assets)
-----------------------------------------------

Drugs & Medicine                         10.1%

Business Services                        10.0%

Miscellaneous Finance                     8.8%

Electronics                               6.8%

Banks                                     6.5%

Real Property                             5.9%

Media                                     4.6%

Retail                                    4.2%

Insurance                                 3.4%

Producer Goods                            3.0%
-----------------------------------------------

* PERCENTAGES ARE OF NET ASSETS OF THE MASTER EXTENDED MARKET INDEX SERIES, NOT OF THE NET ASSETS OF THE FUND.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 29-74.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA EXTENDED MARKET INDEX FUND

                 The following federal tax information related to the Fund's fiscal year ended December 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on form 1099-DIV in January 2004.

                 83.61% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA EXTENDED MARKET INDEX FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Extended Market Index Fund (a portfolio of USAA Mutual Fund, Inc.), as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of the investment owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  February 13, 2004

12

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2003

ASSETS

   Investment in Master Extended Market Index Series, at value       $71,370,065
   Receivable due from USAA Investment Management Company                 97,758
   Receivable due from USAA Transfer Agency Company                        2,212
                                                                     -----------
      Total assets                                                    71,470,035
                                                                     -----------

LIABILITIES

   Accrued administrative fees                                            22,010
   Accrued transfer agency fees                                              611
   Other accrued expenses and payables                                    24,149
                                                                     -----------
      Total liabilities                                                   46,770
                                                                     -----------
         Net assets applicable to capital shares outstanding         $71,423,265
                                                                     ===========

NET ASSETS CONSIST OF:

   Paid-in capital                                                   $64,368,191
   Accumulated undistributed net investment income                        75,212
   Accumulated net realized loss from investments and
      futures transactions                                            (2,178,425)
   Net unrealized appreciation on investments and futures contracts    9,158,287
                                                                     -----------
         Net assets applicable to capital shares outstanding         $71,423,265
                                                                     ===========
   Capital shares outstanding ($.01 par value per share,
      100,000,000 shares authorized)                                   7,356,698
                                                                     ===========
   Net asset value, redemption price, and offering price per share   $      9.71
                                                                     ===========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

   Allocated from Master Extended Market Index Series:
      Dividends (net of $461 foreign withholding tax)                $   505,566
      Interest                                                            24,097
      Securities lending - net                                             6,936
      Other                                                                1,099
                                                                     -----------
         Total income                                                    537,698
            Expenses                                                     (53,241)
                                                                     -----------
   Net allocated investment income                                       484,457
                                                                     -----------
EXPENSES

   Administrative fees                                                   165,483
   Transfer agent's fees                                                 105,014
   Custodian's fees                                                        3,482
   Shareholder reporting fees                                             14,976
   Postage                                                                 6,041
   Directors' fees                                                         5,048
   Registration fees                                                      27,126
   Professional fees                                                      33,150
   Other                                                                   3,282
                                                                     -----------
         Total expenses before reimbursement                             363,602
   Expenses reimbursed                                                  (200,281)
                                                                     -----------
         Total expenses after reimbursement                              163,321
                                                                     -----------
NET INVESTMENT INCOME                                                    321,136
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS ALLOCATED FROM MASTER EXTENDED MARKET INDEX SERIES

   Net realized loss from investment transactions                       (806,483)
   Net realized gain from futures transactions                           520,069
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                               16,504,999
                                                                     -----------
         Net realized and unrealized gain on investments and
            futures contracts                                         16,218,585
                                                                     -----------
   Net increase in net assets from operations                        $16,539,721
                                                                     ===========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                    2003              2002
                                                            ------------------------------
FROM OPERATIONS

   Net investment income                                    $    321,136       $   161,273
   Net realized loss from investment
      and futures transactions                                  (286,414)         (286,284)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                    16,504,999        (4,346,153)
                                                            ------------------------------
Net increase (decrease) in net assets from operations         16,539,721        (4,471,164)
                                                            ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (319,956)         (113,031)
                                                            ------------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  40,130,532        18,605,061
   Reinvested dividends                                          307,818           109,909
   Cost of shares redeemed                                   (10,537,442)       (6,199,755)
                                                            ------------------------------
Net increase in net assets from capital share
   transactions                                               29,900,908        12,515,215
                                                            ------------------------------
Net increase in net assets                                    46,120,673         7,931,020

NET ASSETS

   Beginning of period                                        25,302,592        17,371,572
                                                            ------------------------------
   End of period                                            $ 71,423,265       $25,302,592
                                                            ==============================
Accumulated undistributed net investment income
   End of period                                            $     75,212       $    74,032
                                                            ==============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                 4,870,311         2,473,398
   Shares issued for reinvested dividends                         31,540            15,837
   Shares redeemed                                            (1,263,827)         (852,056)
                                                            ------------------------------
Increase in shares outstanding                                 3,638,024         1,637,179
                                                            ==============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2003

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                                                         PERIOD ENDED
                                                         YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                                ------------------------------------------------------
                                                   2003            2002           2001           2000*
                                                ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period          $  6.80         $  8.35        $  9.36        $ 10.00
                                                -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .06(a)          .04            .10            .03(a)
   Net realized and unrealized gain (loss) on
      investments and futures transactions         2.89(a)        (1.56)          (.95)          (.67)(a)
                                                -----------------------------------------------------
Total from investment operations                   2.95(a)        (1.52)          (.85)          (.64)(a)
                                                -----------------------------------------------------
Less distributions:
   From net investment income                      (.04)           (.03)          (.12)             -
   From realized capital gains                        -               -           (.04)             -
                                                -----------------------------------------------------
Total distributions                                (.04)           (.03)          (.16)             -
                                                -----------------------------------------------------
Net asset value at end of period                $  9.71         $  6.80        $  8.35        $  9.36
                                                =====================================================
Total return (%)**                                43.44          (18.20)         (9.03)         (6.40)

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000)               $71,423         $25,303        $17,372        $20,795
Ratios to average net assets: ***
   Net investment income (%)                        .74             .73            .97           1.54(c)
   Expenses, including expenses of the
      Master Extended Market
      Index Series (%)                              .50(b)          .50(b)         .50(b)         .50(b,c)
   Expenses before reimbursements,
      including expenses of the Master
      Extended Market Index Series (%)              .96            1.32           1.61           2.81(c)
   Portfolio turnover (%)****                     14.53           28.14          97.51           8.88

   * Fund commenced operations on October 27, 2000.
  ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2000, is cumulative.
 *** For the year ended December 31, 2003, average net assets were $43,436,623. **** Represents the portfolio turnover of the Master Extended Market Index
     Series.
 (a) Calculated using average shares. For the year ended December 31, 2003, average shares were 5,312,672.
 (b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.
 (c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the
         Fund). The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of all small- and mid-cap stocks as measured by the Wilshire 5000 Index, less the stocks in the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P. with a substantially similar investment objective. At December 31, 2003, the Fund's investment was 41.22% of the Series.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

              A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

              B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2003

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              D. DISTRIBUTIONS - The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                 During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss from investments and futures transactions by $581,231. This reclassification has no effect on net assets.

                 The tax character of distributions paid during the years ended December 31, 2003, and 2002, was as follows:

                                                       2003              2002
                                                   --------------------------
                 Ordinary income                   $319,956          $113,031
                 Long-term capital gains                  -                 -

                 As of December 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

                 Undistributed ordinary income                    $    75,212
                 Accumulated capital and other losses              (1,891,501)
                 Unrealized appreciation on investments             8,871,363

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2003

                 Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2003, the Fund had a current post-October deferred capital loss of $13,157 and capital loss carryovers of $1,878,344 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million:
         $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2003

         availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended December 31, 2003, the Fund paid CAPCO facility fees of $99. The Fund had no borrowings under either of these agreements during the year ended December 31, 2003.

(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. ADMINISTRATIVE FEES - The Fund has entered into an
                 Administration Agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's administrative fees are accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets. For the year ended December 31, 2003, the Fund incurred administrative fees, paid or payable to the Manager, of $165,483.

                 Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

              B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2003

                 average net assets and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended December 31, 2003, the Fund incurred reimbursable expenses of $200,281.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. For the year ended December 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $105,014. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $2,212 at December 31, 2003.

              D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

              E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Master Extended Market Series by MLQA. While the Fund maintains its investment in the Master Extended Market Index Series, the Manager receives no fee for this service.

(4) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of December 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

22

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
                 (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and FPS.

                 CHRISTOPHER W. CLAUS(2,4)
                 Director, President, and Vice Chairman of the Board
                   of Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (2/79-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

24

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for IMCO, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior

26

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, and FPS.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of AVP and Assistant Secretary of IMCO, FPS, and USAA Life Investment Trust, a registered investment company offering five individual funds.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice
                 President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                              Annual report of the
                      MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                    invests.

28

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE BOARD OF TRUSTEES AND INVESTORS OF

QUANTITATIVE MASTER EXTENDED MARKET INDEX SERIES TRUST:

                 We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Master Extended Market Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust")as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Master Extended Market Index Series of the Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

                 Deloitte & Touche LLP
                 Princeton, New Jersey
                 February 13, 2004

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   COMMON STOCKS

   AEROSPACE - 0.5%
    200    Aerosonic Corporation+                                   $      1,754
  1,400    Armor Holdings, Inc.+                                          36,834
  1,200    Aviation General, Incorporated+                                     -
  1,181    DRS Technologies, Inc.+                                        32,808
  1,200    EDO Corporation                                                29,580
    900    ESCO Technologies Inc.+                                        39,285
  2,080    Engineered Support Systems, Inc.                              114,525
    400    Esterline Technologies Corporation+                            10,668
  2,100    GenCorp Inc.                                                   22,617
    100    HEICO Corporation                                               1,820
  1,620    HEICO Corporation (Class A)                                    22,810
  1,400    KVH Industries, Inc.+                                          38,458
  1,100    Kaman Corp. (Class A)                                          14,003
  4,400    L-3 Communications Holdings, Inc.+                            225,984
  1,900    Metrologic Instruments, Inc.+                                  51,300
    500    SPACEHAB, Incorporated+                                           765
    700    SatCon Technology Corporation+                                  1,435
  1,500    Teledyne Technologies Incorporated+                            28,275
    300    TransTechnology Corporation+                                    1,995
  1,800    Trimble Navigation Limited+                                    67,032
  2,600    Veeco Instruments Inc.+                                        73,320
                                                                    ------------
                                                                         815,268
                                                                    ------------

   AIR TRANSPORT - 0.4%
  1,500    AAR Corp.+                                                     22,425
  2,000    ABX Air, Inc.+                                                  8,600
  9,000    AMR Corporation+                                              116,550
  1,500    ATA Holdings Corp.+                                            14,475
  2,400    AirTran Holdings, Inc.+                                        28,560
  1,100    Alaska Air Group, Inc.+                                        30,019
  1,600    America West Holdings Corporation (Class B)+                   19,840
  1,600    Atlantic Coast Airlines Holdings, Inc.+                        15,840
  2,800    Atlas Air, Inc.+                                                1,120
    700    Aviall, Inc.+                                                  10,857
  2,400    Continental Airlines, Inc. (Class B)+                          39,048
  1,900    EGL, Inc.+                                                     33,364
  1,600    ExpressJet Holdings, Inc.+                                     24,000
  1,800    Frontier Airlines, Inc.+                                       25,668
    700    Great Lakes Aviation, Ltd.+                                       112
  3,802    Hawaiian Holdings, Inc.+                                       11,368
  4,950    JetBlue Airways Corporation+                                  131,274
    900    LMI Aerospace, Inc.+                                            1,800
    700    MAIR Holdings, Inc.+                                            5,096
  3,900    Mesa Air Group, Inc.+                                          48,828
    800    Midwest Express Holdings+                                       3,368
  6,700    Northwest Airlines Corporation+                                84,554
    700    Petroleum Helicopters, Inc. (Non-voting)+                      17,339
  2,300    SkyWest, Inc.                                                  41,676
    200    Vanguard Airlines, Inc.+                                            -
                                                                    ------------
                                                                         735,781
                                                                    ------------

   APPAREL - 1.0%
  1,100    Aeropostale, Inc.+                                             30,162
  3,500    Ashworth, Inc.+                                                28,245
  2,400    bebe stores, inc.+                                             62,376
  1,200    Brown Shoe Company, Inc.                                       45,516
    700    The Buckle, Inc.                                               15,505
  1,400    Burke Mills, Inc.+                                              1,470
  1,600    Cache, Inc.+                                                   33,328
  8,600    Coach, Inc.+                                                  324,650
  2,800    Columbia Sportswear Company+                                  152,600
    600    DHB Capital Group Inc.+                                         4,200
    800    Deckers Outdoor Corporation+                                   16,400
    300    Escalade, Incorporated+                                        10,197
    200    Fab Industries, Inc.+                                           1,050
  1,800    GSI Commerce, Inc.+                                            17,570
  1,000    Guess?, Inc.+                                                  12,070
    300    Haggar Corp.                                                    5,853
    200    Hampshire Group, Limited+                                       6,274
  5,000    Hartmarx Corporation+                                          20,850
    400    JPS Industries Inc.+                                            1,012
  1,300    J. Jill Group Inc.+                                            16,523
  1,000    Jos. A. Bank Clothiers, Inc.+                                  34,690
  1,200    Kellwood Co.                                                   49,200

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  1,100    Kenneth Cole Productions, Inc. (Class A)                 $     32,340
  1,800    K-Swiss Inc. (Class A)                                         43,308
    500    LaCrosse Footwear, Inc.+                                        3,935
  1,000    Magic Lantern Group, Inc.+                                        990
    900    Marisa Christina, Incorporated+                                 1,440
    800    Mossimo, Inc.+                                                  3,464
    300    Mothers Work, Inc.+                                             7,320
    600    OshKosh B'Gosh, Inc. (Class A)                                 12,876
  1,800    Oxford Industries, Inc.                                        60,984
  1,300    Perry Ellis International, Inc.+                               33,514
  1,500    Phillips-Van Heusen Corporation                                26,610
  1,000    Phoenix Footwear Group, Inc.+                                   7,490
  1,700    Polo Ralph Lauren Corporation                                  48,960
  1,400    Quaker Fabric Corporation                                      13,300
  3,000    Quiksilver, Inc.+                                              53,190
  3,900    Russell Corporation                                            68,484
  1,100    Skechers U.S.A., Inc. (Class A)+                                8,965
  2,200    Stage Stores, Inc.+                                            61,380
    600    Steve Madden, Ltd.+                                            12,240
  1,900    The Stride Rite Corporation                                    21,622
  1,500    Superior Uniform Group, Inc.                                   24,675
    200    Tandy Brands Accessories, Inc.                                  2,900
  1,700    The Timberland Company (Class A)+                              88,519
  3,300    Tropical Sportswear Int'l Corporation+                          7,194
  3,200    Unifi, Inc.+                                                   20,640
    900    Vans, Inc.+                                                    10,269
  4,500    Warnaco Group, Inc.+                                           71,775
    150    Weyco Group, Inc.                                               5,047
  2,400    Wolverine World Wide, Inc.                                     48,912
                                                                    ------------
                                                                       1,692,084
                                                                    ------------

   BANKS - 6.5%
    800    Abington Bancorp, Inc.                                         30,872
    200    Alabama National BanCorporation                                10,510
    700    Allegiant Bancorp, Inc.                                        19,635
    200    Ameriana Bancorp                                                2,900
    300    American National Bankshares Inc.                               7,944
    420    Arrow Financial Corporation                                    11,663
  4,850    Associated Banc-Corp.                                         206,852
  1,200    BCSB Bankcorp, Inc.                                            22,260
  1,400    BSB Bancorp, Inc.                                              55,300
  4,700    The Banc Corporation                                           39,950
    400    BancFirst Corporation                                          23,481
  3,600    BancorpSouth, Inc.                                             85,392
  1,100    Bank Mutual Corporation                                        12,529
    525    Bank of Granite Corp.                                          11,434
  2,900    Bank of Hawaii Corporation                                    122,380
  2,600    BankAtlantic Bancorp, Inc. (Class A)                           49,400
  9,914    Banknorth Group, Inc.                                         322,502
    200    Bar Harbor Bankshares                                           5,400
    100    Berkshire Bancorp Inc.                                          5,000
  2,400    Boston Private Financial Holdings, Inc.                        59,616
  1,100    BostonFed Bancorp, Inc.                                        38,390
  5,599    Brookline Bancorp, Inc.                                        85,889
    400    Bryn Mawr Bank Corporation                                      9,796
    350    CB Bancshares, Inc.                                            21,910
    300    CCBT Financial Companies Inc.                                  10,485
    600    CFS Bancorp, Inc.                                               8,904
    300    Camden National Corporation                                     9,108
  1,100    Capital Bank Corporation                                       16,995
    500    Capital City Bank Group, Inc.                                  22,995
    420    Capitol Bancorp Ltd.                                           11,934
  3,140    Capitol Federal Financial                                     113,228
    210    Carrollton Bancorp                                              3,738
    300    Cavalry Bancorp, Inc.                                           5,271
    400    Center Bancorp, Inc.                                            7,864
    457    Central Coast Bancorp+                                          8,290
    200    Century Bancorp, Inc. (Class A)                                 7,092
    560    Chemical Financial Corporation                                 20,378
  1,787    Chittenden Corporation                                         60,115
  3,400    Citizens Banking Corporation                                  111,248
    428    Citizens South Banking Corporation                              5,971
    700    City Holding Company                                           24,500
  3,100    City National Corporation                                     192,572
    300    CityBank                                                        9,750
    500    CoBiz Inc.                                                      9,210
  4,400    The Colonial BancGroup, Inc.                                   76,208
    300    Columbia Bancorp                                                9,585
    600    Columbia Banking System, Inc.                                  12,996
    100    Comm Bancorp, Inc.                                              3,672

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  4,700    Commerce Bancorp, Inc.                                   $    247,596
  3,577    Commerce Bancshares, Inc.                                     175,344
    125    Commercial Bankshares, Inc.                                     4,195
    100    Commercial National Financial Corporation                       2,621
    500    Community Bank System, Inc.                                    24,500
    388    Community Banks, Inc.                                          15,252
  3,000    Community First Bankshares, Inc.                               86,820
  7,700    Compass Bancshares, Inc.                                      302,687
  1,200    Connecticut Bancshares, Inc.                                   61,848
  1,200    Corus Bankshares, Inc.                                         37,872
  1,100    CoVest Bancshares, Inc.                                        30,140
  2,600    Cullen/Frost Bankers, Inc.                                    105,482
  7,050    Doral Financial Corporation                                   227,574
    900    EFC Bancorp, Inc.                                              21,510
  2,100    East West Bancorp, Inc.                                       112,728
    150    Exchange National Bancshares, Inc.                              5,422
    150    FFLC Bancorp, Inc.                                              4,313
    400    FLAG Financial Corporation                                      5,160
  3,269    F.N.B. Corporation                                            115,886
    300    FNB Corporation (North Carolina)                                6,354
    300    FNB Corporation (Virigina)                                      8,910
  1,125    FNB Financial Services Corporation                             22,444
    300    Farmers Capital Bank Corporation                               10,200
  1,200    Fidelity Federal Bancorp+                                       1,908
    100    Financial Institutions, Inc.                                    2,823
    400    First Bancorp                                                  12,564
  1,950    First Bancorp of Puerto Rico                                   77,122
    500    First Busey Corporation                                        13,500
  1,800    First Cash Financial Services, Inc.+                           46,154
    500    First Charter Corporation                                       9,775
    500    First Citizens BancShares, Inc. (Class A)                      60,765
  1,400    First Commonwealth Financial Corporation                       19,964
  1,000    First Essex Bancorp, Inc.                                      58,140
    400    First Federal Bancorp, Inc.                                     3,580
    600    First Federal Bancshares of Arkansas, Inc.                     24,600
  1,000    First Federal Capital Corp.                                    22,520
    170    First Federal Financial Corporation of Kentucky                 4,276
  1,710    First Financial Bancorp                                        27,275
    350    First Financial Bankshares, Inc.                               14,595
    200    The First of Long Island Corporation                            8,598
    200    First M&F Corporation                                           7,580
    115    First Merchants Corporation                                     2,935
  2,175    First Midwest Bancorp, Inc.                                    70,492
  1,100    First Mutual Bancshares, Inc.                                  26,950
  6,332    First Niagara Financial Group, Inc.                            94,410
    450    First Oak Brook Bancshares, Inc.                               13,505
    700    First Republic Bank                                            25,060
    200    First South Bancorp, Inc.                                       7,300
    400    First State Bancorporation                                     13,900
    542    FirstBank NW Corp.                                             16,450
  3,900    FirstMerit Corporation                                        105,183
    400    Franklin Financial Corporation                                 12,288
    300    Frontier Financial Corporation                                  9,948
  5,323    Fulton Financial Corporation                                  116,627
    561    German American Bancorp                                         9,817
  1,500    Gold Banc Corporation                                          21,090
    300    Great Southern Bancorp, Inc.                                   13,911
  4,174    Greater Bay Bancorp                                           118,875
    225    Greater Community Bancorp                                       3,818
    400    Hancock Holding Company                                        21,828
  1,200    Harbor Florida Bancshares, Inc.                                35,652
  1,168    Harleysville National Corporation                              35,157
 10,000    Hibernia Corporation (Class A)                                235,100
  9,800    Hudson City Bancorp, Inc.                                     374,164
  3,540    Hudson United Bancorp                                         130,803
    800    Independent Bank Corp. (Massachusetts)                         23,056
    800    Integra Bank Corporation                                       17,582
    650    Interchange Financial Services Corporation                     16,445
 11,500    Internet Capital Group, Inc.+                                   3,910
  1,200    Irwin Financial Corporation                                    37,680
    400    LSB Bancshares, Inc.                                            6,960
    200    Lakeland Financial Corporation                                  7,064
  6,800    M&T Bank Corporation                                          668,440
    250    MASSBANK Corp.                                                 10,650
    600    Main Street Banks, Inc.                                        15,900
    231    MainSource Financial Group, Inc.                                7,085
  5,157    Mercantile Bankshares Corporation                             235,056
    350    Merchants Bancshares, Inc.                                     10,693

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  1,100    Mid-State Bancshares                                     $     27,984
    800    Midwest Banc Holdings, Inc.                                    17,800
  1,360    NBT Bancorp Inc.                                               29,158
    115    NSD Bancorp, Inc.                                               2,933
  1,900    Nara Bancorp, Inc.                                             51,870
  9,600    National Commerce Financial Corporation                       261,888
    330    National Penn Bancshares, Inc.                                 10,600
  2,300    Net.B@nk, Inc.                                                 30,705
  1,500    North Valley Bancorp                                           22,892
    100    Northern States Financial Corporation                           2,890
    150    Norwood Financial Corp.                                         3,882
    700    OceanFirst Financial Corp.                                     19,012
    700    Ohio Valley Banc Corp.                                         18,550
  3,168    Old National Bancorp                                           72,389
    200    Old Second Bancorp, Inc.                                        9,900
    400    Omega Financial Corporation                                    15,396
    908    Oriental Financial Group Inc.                                  23,323
    840    PFF Bancorp, Inc.                                              30,475
  1,600    Pacific Crest Capital, Inc.                                    41,360
    500    Pacific Union Bank                                             12,765
  1,000    Pamrapo Bancorp, Inc.                                          25,350
    600    Park National Corporation                                      67,890
    300    Parkvale Financial Corporation                                  8,055
    320    Patriot Bank Corp.                                              9,155
    330    Peapack-Gladstone Financial Corporation                        10,230
    300    PennFed Financial Services, Inc.                               10,050
    495    Peoples Bancorp Inc.                                           14,607
    200    Peoples Bancorp Inc. (Indiana)                                  4,800
    200    Peoples Bancorp of North Carolina                               3,772
  1,120    The Peoples BancTrust Company, Inc.                            17,819
  2,700    People's Bank                                                  88,020
  1,200    Peoples Financial Corporation                                  19,320
  7,700    Popular, Inc.                                                 346,038
    300    PrivateBancorp, Inc.                                           13,656
    400    Prosperity Bancshares, Inc.                                     9,008
    400    Provident Bancorp, Inc.                                        18,800
  1,525    Provident Bancshares Corporation                               44,896
  2,200    Provident Financial Group, Inc.                                70,290
    250    Quaker City Bancorp, Inc.                                      11,638
  2,528    Republic Bancorp Inc.                                          34,103
  1,500    Republic Bancorp, Inc. (Class A)                               29,310
    600    Republic Bancshares, Inc.                                      18,882
    300    Resource Bankshares Corporation                                 9,459
  1,400    Riggs National Corporation                                     23,142
    514    Royal Bancshares of Pennsylvania, Inc. (Class A)               13,107
  7,000    S1 Corporation+                                                56,350
    800    S&T Bancorp, Inc.                                              23,920
    200    S.Y. Bancorp, Inc.                                              4,112
    150    Sandy Spring Bancorp, Inc.                                      5,610
    121    The Savannah Bancorp, Inc.                                      3,509
    770    Seacoast Banking Corporation of Florida                        13,367
    400    Second Bancorp, Incorporated                                   10,560
  3,000    Silicon Valley Bancshares+                                    108,210
    400    Simmons First National Corporation (Class A)                   11,160
  3,500    Sky Financial Group, Inc.                                      90,790
  3,900    The South Financial Group, Inc.                               108,654
    400    Southwest Bancorp, Inc.                                         7,152
  2,700    Southwest Bancorporation of Texas, Inc.                       104,895
    110    Southwest Georgia Financial Corporation                         2,503
    418    State Bancorp, Inc.                                            10,141
  3,950    Sterling Bancshares, Inc.                                      52,654
    500    Sterling Financial Corporation                                 17,115
    500    Suffolk Bancorp                                                17,265
    300    Summit Bancshares, Inc.                                         8,358
    300    Sun Bancorp, Inc.                                               5,688
    570    Sun Bancorp, Inc. (New Jersey)+                                15,048
  1,600    Susquehanna Bancshares, Inc.                                   40,016
  4,500    TCF Financial Corporation                                     231,075
  1,650    Texas Regional Bancshares, Inc. (Class A)                      61,050
    440    Tompkins Trustco, Inc.                                         20,262
    300    TriCo Bancshares                                                9,468
    100    Troy Financial Corporation                                      3,500
    900    The Trust Company of New Jersey                                35,712
  1,860    TrustCo Bank Corp NY                                           24,459

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  3,000    Trustmark Corporation                                    $     87,810
    798    U.S.B. Holding Co., Inc.                                       15,473
  3,500    UCBH Holdings, Inc.                                           136,395
    710    UMB Financial Corporation                                      33,753
  3,211    Umpqua Holdings Corporation                                    66,757
    400    Union Bankshares Corporation                                   12,200
  8,900    UnionBanCal Corporation                                       512,106
    254    United Bancorp, Inc.                                            4,470
  3,200    United Bankshares, Inc.                                        99,840
  1,400    United Community Financial Corp.                               15,974
  1,400    United National Bancorp                                        50,022
    832    Unizan Financial Corp.                                         16,848
  1,200    Vail Banks, Inc.                                               14,328
  4,522    Valley National Bancorp                                       132,042
    400    Virginia Commerce Bancorp, Inc.+                               12,812
  1,000    WSFS Financial Corporation                                     44,850
    200    Warwick Community Bancorp, Inc.                                 6,880
    500    Washington Trust Bancorp, Inc.                                 13,100
  1,000    WesBanco, Inc.                                                 27,690
  2,100    Westamerica Bancorporation                                    104,370
  2,921    Westcorp                                                      106,763
  2,750    Whitney Holding Corporation                                   112,723
  3,000    Wilmington Trust Corporation                                  108,000
  1,850    Wintrust Financial Corporation                                 83,435
    500    Yardville National Bancorp                                     12,870
                                                                    ------------
                                                                      11,210,778
                                                                    ------------

   BUSINESS MACHINES - 2.6%
 24,200    3Com Corporation+                                             197,714
    600    3D Systems Corporation+                                         6,090
  1,650    AVICI SYS INC.+                                                13,117
  5,100    ActivCard Corp.+                                               40,188
  5,100    Adaptec, Inc.+                                                 45,033
  3,600    Advanced Digital Information Corporation+                      50,400
  3,400    American Software, Inc. (Class A)                              24,340
  1,500    Analogic Corporation                                           61,500
    400    Applied Films Corporation+                                     13,208
  1,400    Arbitron Inc.+                                                 58,408
  3,100    Artesyn Technologies, Inc.+                                    26,412
  3,350    Ascential Software Corporation+                                86,865
  2,700    Avocent Corporation+                                           98,604
 20,700    BEA Systems, Inc.+                                            254,610
  1,500    Black Box Corporation                                          69,105
  4,000    Borland Software Corporation+                                  38,920
  2,500    Brooktrout Inc.+                                               31,450
    600    California First National Bancorp                               8,580
    700    Communication Intelligence Corporation+                           255
  1,200    Computer Horizons Corp.+                                        4,716
  2,500    Concerto Software, Inc.+                                       29,950
  3,000    Concurrent Computer Corporation+                               13,110
  1,400    Convera Corporation+                                            4,774
    410    Cosine Communications, Inc.+                                    3,026
  3,100    Cray, Inc.+                                                    30,783
  1,100    Crossroads Systems, Inc.+                                       3,058
  3,400    Diebold, Incorporated                                         183,158
  3,600    Digital Lightwave, Inc.+                                        2,916
  7,830    EMC Corporation+                                              101,164
  7,100    Enterasys Networks, Inc.+                                      26,625
    300    Exabyte Corporation+                                              363
     13    Exchange Application, Inc.+                                         -
    100    Extended Systems Incorporated+                                    434
  2,301    Fair, Isaac and Company, Incorporated                         113,117
    800    Flow International Corporation+                                 2,400
  6,200    Foundry Networks, Inc.+                                       169,632
    500    Gadzoox Networks, Inc.+                                             -
    500    General Binding Corporation+                                    9,000
     35    General Magic, Inc.+                                                -
  1,000    Hanger Orthopedic Group, Inc.+                                 15,570
  2,100    Hypercom Corporation+                                           9,996
  7,400    IKON Office Solutions, Inc.                                    87,764
    900    Imagistics International Inc.+                                 33,750
    200    Immersion Corporation+                                          1,190
  2,500    Input/Output, Inc.+                                            11,275
  4,000    Integrated Device Technology, Inc.+                            68,680
  3,616    Intergraph Corp.+                                              86,495
  3,250    Interland, Inc.+                                               21,223
  1,600    InterVoice-Brite, Inc.+                                        18,992
  2,100    InVision Technologies, Inc.+                                   70,497
  2,060    Iomega Corporation                                             12,319
  6,800    Island Pacific, Inc.+                                          12,512

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
 19,800    Juniper Networks, Inc.+                                  $    369,864
  1,900    LTX Corporation+                                               28,557
  2,100    Lantronix, Inc.+                                                2,436
    100    Latitude Communications, Inc.+                                    393
  2,000    MIPS Technologies, Inc.+                                       10,890
  1,300    MSC.Software Corp.+                                            12,285
    200    MTI Technology Corporation+                                       472
 12,412    Maxtor Corporation+                                           137,773
  5,000    McDATA Corporation (Class A)+                                  47,650
    200    Media 100 Inc.+                                                   104
  9,709    Microchip Technology Inc.                                     323,892
  3,700    Micromuse, Inc.+                                               25,530
  1,500    Micros Systems, Inc.+                                          65,040
  3,300    Mobility Electronics, Inc.+                                    29,505
  4,000    Network Engines, Inc.+                                         17,440
  5,700    PTEK Holdings, Inc.+                                           50,217
  3,013    PalmOne, Inc.+                                                 35,403
    100    Procom Technology, Inc.+                                           33
  1,300    Pure World, Inc.+                                               3,263
    600    Rainbow Technologies, Inc.+                                     6,756
    960    Read-Rite Corporation+                                              5
  1,300    Roxio, Inc.+                                                    6,227
  3,900    SanDisk Corporation+                                          238,446
    600    ScanSource, Inc.+                                              27,372
    300    Scientific Technologies Incorporated+                           1,396
  2,300    Sigma Designs, Inc.+                                           17,319
  8,000    Silicon Graphics, Inc.+                                        10,960
     30    Sorrento Networks Corporation+                                     89
  4,500    Storage Technology Corporation+                               115,875
  4,155    Sybase, Inc.+                                                  85,510
  3,800    Tech Data Corporation+                                        150,822
  3,100    The Titan Corporation+                                         67,611
  9,500    Total System Services, Inc.                                   295,735
    100    Trans-Industries, Inc.+                                           270
  2,000    Ultimate Electronics, Inc.+                                    15,260
  1,300    Visual Networks, Inc.+                                          2,873
    175    Vitria Technology, Inc.+                                        1,243
  3,100    White Electronic Designs Corporation+                          27,280
                                                                    ------------
                                                                       4,505,084
                                                                    ------------

   BUSINESS SERVICES - 10.0%
  1,400    @Road, Inc.+                                                   18,620
 12,700    24/7 Media, Inc.+                                              16,764
    712    The 3DO Company+                                                   18
    600    4Kids Entertainment, Inc.+                                     15,612
  2,600    ABM Industries, Inc.                                           45,266
  1,500    ADVO Systems, Inc.                                             47,640
  1,220    AMN Healthcare Services, Inc.+                                 20,935
  1,400    ANSYS, Inc.+                                                   55,580
  3,800    ARAMARK Corporation (Class B)                                 104,196
    300    Accrue Software, Inc.+                                              -
  7,100    Actuate Corporation+                                           22,081
    200    Adept Technology, Inc.+                                           284
  1,800    Administaff, Inc.+                                             31,284
  2,500    Advent Software, Inc.+                                         43,575
  1,300    The Advisory Board Company+                                    45,383
  2,100    Aether Systems, Inc.+                                           9,975
  6,400    Affiliated Computer Services, Inc. (Class A)+                 348,544
  2,300    Affymetrix, Inc.+                                              56,603
  2,400    Agile Software Corporation+                                    23,760
  8,000    Akamai Technologies, Inc.+                                     86,000
  1,300    Aksys, Ltd.+                                                   11,479
    700    Alliance Data Systems Corporation+                             19,376
  1,000    The Allied Defense Group, Inc.+                                23,910
  1,800    Altiris, Inc.+                                                 65,664
    400    Ambassadors International, Inc.                                 5,000
     48    American Independence Corporation+                                567
  2,000    American Management Systems, Incorporated+                     30,140
 15,500    America Online Latin America, Inc. (Class A)+                  22,010
  1,100    American Superconductor Corporation+                           15,246
    200    Analysts International Corporation+                               674
    500    Ansoft Corporation+                                             6,415
  2,400    Answer Think Consulting Group, Inc.+                           13,320
  1,000    Anteon International Corporation+                              36,050
  1,100    Applied Molecular Evolution+                                   19,580

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    200    AppliedTheory Corporation+                               $          -
  5,100    aQuantive, Inc.+                                               52,275
  1,400    Arena Pharmaceuticals, Inc.+                                    8,680
 10,400    Ariba, Inc.+                                                   31,200
  8,300    Art Technology Group, Inc.+                                    12,699
     12    Artemis International Solutions Corporation+                       18
  1,500    Ask Jeeves, Inc.+                                              27,180
  5,400    Aspen Technology, Inc.+                                        55,404
  8,600    Atari, Inc.+                                                   36,120
  2,900    Authentidate Holding Corp.+                                    34,510
  1,750    BARRA, Inc.                                                    62,107
  4,700    The BISYS Group, Inc.+                                         69,936
  4,600    BSQUARE Corporation+                                            6,578
    400    Barrett Business Services, Inc.+                                5,004
  7,700    BearingPoint, Inc.+                                            77,693
    300    Bestway, Inc.+                                                  3,900
  8,300    BindView Development Corporation+                              31,291
    800    Bionova Holding Corporation+                                      112
  1,760    Blue Coat Systems, Inc.+                                       39,266
  1,400    Blue Martini Software, Inc.+                                    6,860
    100    Bottomline Technologies, Inc.+                                    900
  1,600    Bowne & Co., Inc.                                              21,696
    800    Braun Consulting, Inc.+                                         2,360
    400    Bright Horizons Family Solutions, Inc.+                        16,800
  2,300    The Brink's Company                                            52,003
  1,288    BroadVision, Inc.+                                              5,487
 12,400    Brocade Communications Systems, Inc.+                          71,672
  1,400    CACI International Inc. (Class A)+                             68,068
    900    CDI Corp.                                                      29,475
    500    CERBCO, Inc. (Class A)                                          4,600
  5,000    CDW Corporation                                               288,800
  3,100    CIBER, Inc.+                                                   26,846
  6,300    CSG Systems International, Inc.+                               78,687
    200    Calico Commerce, Inc.+                                              -
  5,468    Career Education Corporation+                                 219,103
  1,500    Carreker Corporation+                                          21,015
  1,000    Casella Waste Systems, Inc.+                                   13,690
  2,200    Catalina Marketing Corporation+                                44,352
    500    Catapult Communications Corporation+                            7,250
  2,100    Cell Genesys, Inc.+                                            27,174
  1,000    Centra Software, Inc.+                                          3,950
    900    Century Business Services, Inc.+                                4,023
  6,800    Ceridian Corporation+                                         142,392
  2,500    Cerner Corporation+                                            94,625
  3,100    Certegy Inc.                                                  101,680
  1,400    Charles River Associates Incorporated+                         44,786
  3,600    CheckFree Corp.+                                               99,540
    300    Childtime Learning Centers, Inc.+                                 591
  5,533    ChoicePoint Inc.+                                             210,752
  4,100    Chordiant Software, Inc.+                                      22,345
    200    Clarus Corporation+                                             1,442
    700    Clean Harbors, Inc.+                                            6,237
  2,200    Click Commerce, Inc.                                           11,264
    100    click2learn.com, Inc.+                                            210
    400    Closure Medical Corporation+                                   13,572
  3,700    Cognizant Technology Solutions Corporation+                   168,868
  4,960    Commerce One, Inc.+                                             6,299
    500    Computer Programs and Systems, Inc.                            10,060
    600    Concord Communications, Inc.+                                  11,982
  2,900    Concur Technologies, Inc.+                                     28,072
  1,900    Connetics Corporation+                                         34,504
  4,050    Copart, Inc.+                                                  66,825
  5,000    Corillian Corporation+                                         31,550
  2,200    Corinthian Colleges, Inc.+                                    122,232
    400    Corio, Inc.+                                                    1,096
    500    Cornell Companies, Inc.+                                        6,825
  2,700    The Corporate Executive Board Company+                        126,009
    200    CoStar Group Inc.+                                              8,336
    225    Courier Corporation                                             8,656
  1,400    Covansys Corporation+                                          15,400
    600    Credit Acceptance Corporation+                                  9,180
  1,000    Crescent Operating, Inc.+                                         230
    225    Critical Path, Inc.+                                              299
  2,400    Cross Country Healthcare, Inc.+                                35,808

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     29    Cross Media Marketing Corporation+                       $          -
  1,300    CuraGen Corporation+                                            9,529
    200    CyberSource Corporation+                                        1,032
  1,000    DSL.net, Inc.+                                                    590
  6,500    DST Systems, Inc.+                                            271,440
    100    Daleen Technologies, Inc.+                                         19
    800    Datastream Systems, Inc.+                                       6,280
    100    Deltathree.com, Inc.+                                             292
  1,700    Dendrite International, Inc.+                                  26,639
  3,200    DeVry, Inc.+                                                   80,416
    900    Digimarc Corporation+                                          11,970
  3,500    Digital Generation Systems, Inc.+                               7,840
    200    Digital Impact, Inc.+                                             576
  2,000    Digital Insight Corporation+                                   49,800
  1,400    Digital River, Inc.+                                           30,940
  2,000    DigitalThink, Inc.+                                             5,620
  2,169    Digitas Inc.+                                                  20,215
  1,200    Discovery Partners International+                               7,380
  1,900    Diversa Corporation+                                           17,575
      1    divine, Inc. (Class A)+                                             -
    566    Docent, Inc.+                                                   2,604
  2,800    DocuCorp International, Inc.+                                  28,420
    900    Dot Hill Systems Corp.+                                        13,635
  7,000    DoubleClick Inc.+                                              71,540
    800    Dyax Corp.+                                                     6,576
  5,000    E-LOAN, Inc.+                                                  14,900
  2,000    EPIQ Systems, Inc.+                                            34,260
 12,200    EarthLink, Inc.+                                              122,000
     50    EasyLink Services Corporation (Class A)+                           74
  1,900    Echelon Corporation+                                           21,166
  1,800    Eclipsys Corporation+                                          20,952
  2,000    eCollege.com+                                                  36,920
  5,000    Education Management Corporation+                             155,200
  3,100    eFunds Corporation+                                            53,785
     20    eGain Communications Corporation+                                  41
     40    eLoyalty Corporation+                                             146
  1,100    Embarcadero Technologies, Inc.+                                17,545
    200    eMerge Interactive, Inc. (Class A)+                               288
    300    Encysive Pharmaceuticals Inc.+                                  2,685
  1,100    Engage, Inc.+                                                       4
    300    Entrust Technologies Inc.+                                      1,224
    700    Epicor Software Corporation+                                    8,932
  4,650    E.piphany, Inc.+                                               33,526
    200    ePresence, Inc.+                                                  750
  1,650    eResearch Technology, Inc.+                                    41,943
  1,300    Euronet Worldwide, Inc.+                                       23,400
      2    Evolve Software, Inc.+                                              -
  2,900    Exelixis, Inc.+                                                20,532
  1,300    Exponent, Inc.+                                                27,820
  8,700    Exult Inc.+                                                    61,944
  1,400    F5 Networks, Inc.+                                             35,140
  2,050    FTI Consulting, Inc.+                                          47,908
  1,700    FactSet Research Systems Inc.                                  64,957
    300    Falcon Products, Inc.+                                          1,320
  1,400    FalconStor Software, Inc.+                                     12,236
    600    Fargo Electronics+                                              7,632
    900    Federal Agricultural Mortgage Corporation (Class A)+           20,133
  3,100    FileNET Corporation+                                           83,948
  1,600    FindWhat.com+                                                  30,000
      8    Five Star Quality Care, Inc.+                                      35
  1,100    Forrester Research, Inc.+                                      19,657
    800    Franklin Covey Co.+                                             2,240
  2,500    FreeMarkets, Inc.+                                             16,725
  5,760    Friedman, Billings, Ramsey Group, Inc. (Class A)              132,941
    300    Frontline Capital Group+                                            -
  1,800    G & K Services, Inc. (Class A)                                 66,150
  3,600    GRIC Communications, Inc.+                                     19,440
  2,800    GTECH Holdings Corporation                                    138,572
  1,700    GTSI Corp.+                                                    23,547
    460    Gaiam, Inc.+                                                    2,737
  2,200    Gartner Group, Inc. (Class B)+                                 23,936
    900    Genaissance Pharmaceuticals, Inc.+                              2,700
  1,600    Genencor International Inc.+                                   25,200
  1,300    Gentiva Health Services, Inc.+                                 16,432
    200    Geoworks Corporation+                                              16
  2,400    Gevity HR, Inc.                                                53,376
  2,500    Global Imaging Systems, Inc.+                                  79,375

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  1,860    Global Payments Inc.                                     $     87,643
     31    Grey Global Group Inc.                                         21,175
    600    Hall, Kinion & Associates, Inc.+                                3,030
  4,900    Harris Interactive Inc.+                                       40,670
  1,300    Heidrick & Struggles International, Inc.+                      28,340
  1,100    Hewitt Associates, Inc. (Class A)+                             32,890
    600    High Speed Access Corp.+                                           12
  1,100    Hudson Highland Group, Inc.+                                   26,235
  2,063    Hyperion Solutions Corporation+                                62,179
  3,200    ICOS Corporation+                                             132,096
    600    ICT Group, Inc.+                                                7,050
  1,300    IDT Corporation+                                               28,795
  1,400    IDX Systems Corporation+                                       37,548
  2,300    ITT Educational Services, Inc.+                               108,031
     80    iBEAM Broadcasting Corporation+                                     -
  4,500    Identix Incorporated+                                          20,025
  2,100    iGATE Capital Corporation+                                     16,485
  2,800    I-many, Inc.+                                                   2,800
    350    The Immune Response Corporation+                                  522
  1,400    Indus International, Inc.+                                      4,200
  2,400    InFocus Corporation+                                           23,232
  7,300    Infonet Services Corporation (Class B)+                        12,410
  3,200    Informatica Corporation+                                       32,960
     26    Information Architects Corp.+                                       2
  5,600    Information Resources, Inc. (Contingent Value Rights)           9,520
    600    Inforte Corp.+                                                  4,974
  1,240    InfoSpace, Inc.+                                               28,582
    500    infoUSA Inc.+                                                   3,710
  1,700    Innovative Solutions and Support, Inc.+                        27,608
    600    Insteel Industries, Inc.+                                         498
    600    Insurance Auto Auctions, Inc.+                                  7,830
     83    InsWeb Corporation+                                               383
    600    Interactive Intelligence, Inc.+                                 3,126
  1,800    The InterCept Group, Inc.+                                     20,322
    300    Interliant Inc.+                                                    -
 18,200    Internap Network Services Corporation+                         44,772
     80    Internet Pictures Corporation+                                    141
  2,200    Internet Security Systems, Inc.+                               41,426
     10    InterWorld Corporation+                                             1
  2,800    Interwoven, Inc.+                                              35,392
  2,400    Intevac, Inc.+                                                 33,864
    800    Intrado Inc.+                                                  17,560
    100    Intrusion.com, Inc.+                                               58
  3,200    Invitrogen Corporation+                                       224,000
  5,700    Iron Mountain Incorporated+                                   225,378
    200    iVillage Inc.+                                                    716
  2,900    JDA Software Group, Inc.+                                      47,879
  6,100    Jack Henry & Associates, Inc.                                 125,538
  2,500    Jacobs Engineering Group Inc.+                                120,025
  1,300    John H. Harland Company                                        35,490
    200    Jupitermedia Corporation+                                         920
    200    Kaiser Ventures LLC (Series A)+                                     -
  1,121    Kana Software, Inc.+                                            3,778
  4,636    Keane, Inc.+                                                   67,871
    100    The Keith Companies, Inc.+                                      1,362
  1,600    Kelly Services, Inc. (Class A)                                 45,664
    500    Keynote Systems, Inc.+                                          5,950
  1,600    kforce.com, Inc.+                                              14,944
  2,324    Kinder Morgan Management, LLC+                                 99,839
  1,400    Korn/Ferry International+                                      18,676
  3,603    Kroll Inc.+                                                    93,678
  1,575    Kronos, Inc.+                                                  62,386
 14,900    LTC StorageNetworks, Inc.+                                          -
  2,400    Labor Ready, Inc.+                                             31,440
  5,947    Lamar Advertising Company+                                    221,942
  4,200    Layne Christensen Company+                                     49,350
    900    Learning Tree International, Inc.+                             15,651
    100    Level 8 Systems, Inc.+                                             33
  2,219    Lightbridge, Inc.+                                             20,193
  4,100    Lionbridge Technologies, Inc.+                                 39,401
    300    Liquid Audio, Inc.+                                                87
  5,000    LookSmart, Ltd.+                                                7,750
 11,000    Loudeye Technologies, Inc.+                                    21,450
  1,200    Luminex Corporation+                                           11,256
    900    MAXIMUS, Inc.+                                                 35,217
    100    META Group, Inc.+                                                 630

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,600    MPS Group, Inc.+                                         $     24,310
    800    MPW Industrial Services Group, Inc.+                            1,824
    600    MRO Software, Inc.+                                             8,076
  2,000    Macrovision Corporation+                                       45,180
  1,900    Magma Design Automation, Inc.+                                 44,346
  3,900    The Management Network Group, Inc.+                            12,870
  1,400    Manhattan Associates, Inc.+                                    38,696
  5,000    Manpower Inc.                                                 235,400
    800    ManTech International Corporation (Class A)+                   19,960
  3,400    Manugistics Group, Inc.+                                       21,250
  2,700    MapInfo Corporation+                                           27,216
    200    Marimba, Inc.+                                                  1,100
    900    MarketWatch.com, Inc.+                                          7,748
    400    Matria Healthcare, Inc.+                                        8,452
  2,300    MatrixOne, Inc.+                                               14,168
  1,600    Maxygen Inc.+                                                  17,008
  4,100    Mechanical Technology Incorporated+                            22,427
    700    Medical Staffing Network Holdings, Inc.+                        7,665
  1,400    MemberWorks Incorporated+                                      38,038
  2,600    Mentor Graphics Corporation+                                   37,804
  1,800    Merge Technologies Incorporated+                               31,752
  1,900    MetaSolv, Inc.+                                                 4,617
  3,700    Metro One Telecommunications, Inc.+                             9,620
    400    Michael Baker Corporation+                                      4,140
    490    MicroStrategy Incorporated (Class A)+                          25,715
  3,200    Microvision, Inc.+                                             24,384
  3,700    Millennium Cell Inc.+                                           8,621
  5,366    Mindspeed Technologies Inc.+                                   36,757
  2,800    Miravant Medical Technologies+                                  3,500
    300    Modem Media Inc.+                                               2,451
    400    Moldflow Corporation+                                           4,540
  1,300    NCO Group, Inc.+                                               29,601
  1,700    NDCHealth Corporation                                          43,554
    100    NEON Systems, Inc.+                                               349
    500    NIC Inc.+                                                       4,015
  1,400    NMS Communications Corporation+                                 8,736
    900    NMT Medical, Inc.+                                              4,050
    800    NVE Corporation+                                               41,040
  1,900    NYFIX, Inc.+                                                   15,105
  9,100    NaPro Bio Therapeutics, Inc.+                                  17,927
    400    Nassda Corporation+                                             2,900
  3,200    National Instruments Corporation                              145,504
  2,100    National Processing, Inc.+                                     49,455
  1,600    The Nautilus Group, Inc.                                       22,480
    800    Navigant Consulting, Inc.+                                     15,088
     13    NaviSite, Inc.+                                                    85
    220    Neoforma, Inc.+                                                 2,341
    200    NeoRx Corporation+                                                832
    400    Net Perceptions, Inc.+                                            160
  1,700    Netegrity, Inc.+                                               17,527
  1,600    NetFlix Inc.+                                                  87,504
    100    netGuru, Inc.+                                                    135
  2,196    NetIQ Corporation+                                             29,097
     57    NetManage, Inc.+                                                  300
    200    NetObjects Inc.+                                                    1
    500    NetRatings, Inc.+                                               5,715
    200    NetScout Systems, Inc.+                                         1,520
    500    NetScreen Technologies, Inc.+                                  12,375
     20    Netsol Technologies, Inc.+                                         45
  2,000    NetSolve, Incorporated+                                        16,200
  7,177    Network Associates, Inc.+                                     107,942
    200    New Century Equity Holdings Corp.+                                 64
  3,400    The New Dun & Bradstreet Corporation+                         172,414
    400    New England Business Services, Inc.                            11,800
    400    New Horizons Worldwide, Inc.+                                   2,276
  2,600    Newcastle Investment Corporation                               70,460
     60    Niku Corporation+                                                 506
  1,000    Novadigm, Inc.+                                                 3,880
  1,700    Nuance Communications Inc.+                                    12,988
    650    ONYX Software Corporation+                                      2,561
    100    OPNET Technologies, Inc.+                                       1,646

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  5,300    On Assignment, Inc.+                                     $     27,613
    200    On2.com Inc.+                                                     262
  1,900    OneSource Information Services, Inc.+                          17,898
     60    Onvia.com, Inc.+                                                  278
  8,613    OpenTV Corp.+                                                  28,853
  2,261    Openwave Systems Inc.+                                         24,871
  3,100    Opsware, Inc.+                                                 22,940
  1,025    Option Care, Inc.+                                             10,947
  2,200    Orbital Sciences Corporation+                                  26,444
  2,200    Orchid Biosciences+                                             4,070
  1,400    Overland Storage, Inc.+                                        26,320
  1,000    PC-Tel, Inc.+                                                  10,610
    700    PDI, Inc.+                                                     18,767
    600    PEC Solutions, Inc.+                                           10,170
  4,491    PLATO Learning, Inc.+                                          47,380
  5,800    PRG-Schultz International, Inc.+                               28,420
    160    PacificNet Inc.+                                                  840
  1,500    Packeteer, Inc.+                                               25,470
  2,900    Pac-West Telecomm, Inc.+                                        5,568
    774    PalmSource, Inc.+                                              16,865
  1,300    Paradigm Genetics, Inc.+                                        1,911
  1,700    Paxar Corporation+                                             22,780
  2,300    Pegasus Systems, Inc.+                                         24,081
    500    Pegasystems Inc.+                                               4,310
  4,100    Perot Systems Corporation (Class A)+                           55,268
  1,500    Per-Se Technologies, Inc.+                                     22,890
     10    Persistence Software, Inc.+                                        41
  4,100    Phoenix Technologies Ltd.+                                     33,128
  5,700    Pinnacor Inc.+                                                 13,281
  3,500    Pixar, Inc.+                                                  242,515
  3,829    Polycom, Inc.+                                                 74,742
  2,300    Pomeroy Computer Resources, Inc.                               33,902
  1,400    Portal Software, Inc.+                                          9,422
  1,100    Pre-Paid Legal Services, Inc.+                                 28,732
  2,233    Priceline.com Incorporated+                                    39,971
    900    Prime Medical Services, Inc.+                                   4,221
    200    Primus Knowledge Solutions, Inc.+                               1,258
  3,200    Progress Software Corporation+                                 65,472
  1,000    ProQuest Company+                                              29,450
    200    ProsoftTraining.com+                                              112
  5,000    Protection One, Inc.+                                           1,600
  1,800    Puma Technology, Inc.+                                          7,164
  1,700    QAD Inc.+                                                      20,842
  3,200    QRS Corporation+                                               25,984
    900    Quality Systems, Inc.+                                         40,131
  3,600    Quest Software, Inc.+                                          51,120
    300    Quixote Corporation                                             7,323
    366    Quotesmith.com, Inc.+                                           1,695
  1,500    Quovadx, Inc.+                                                  7,350
  1,400    R.H. Donnelley Corporation+                                    55,776
  1,400    RPC, Inc.                                                      15,386
  1,300    RSA Security Inc.+                                             18,460
    400    Radiant Systems, Inc.+                                          3,364
  6,300    RealNetworks, Inc.+                                            35,973
 11,200    Red Hat, Inc.+                                                210,224
    797    Register.com, Inc.+                                             4,184
    400    RemedyTemp, Inc. (Class A)+                                     4,364
  1,700    Renaissance Learning, Inc.+                                    40,936
  9,200    Republic Services, Inc.                                       235,796
  1,900    Resources Connection, Inc.+                                    51,889
  1,900    Retek Inc.+                                                    17,632
  3,100    Reynolds & Reynolds Company (Class A)                          90,055
    265    Rigel Pharmaceuticals, Inc.+                                    5,062
  1,075    Right Management Consultants, Inc.+                            20,060
  6,300    Riverstone Networks, Inc.+                                      6,993
    500    Roto-Rooter, Inc.                                              23,050
    400    Rural Cellular Corporation (Class A)+                           3,180
    600    SAVVIS Communications Corporation+                                906
  1,775    The SCO Group, Inc.+                                           30,175
  1,900    SERENA Software, Inc.+                                         34,865
  1,100    SFBC International, Inc.+                                      29,216
  3,800    SITEL Corporation+                                              8,854
  2,600    SM&A+                                                          30,420
  1,200    SOURCECORP, Incorporated+                                      30,756
  1,400    SPAR Group, Inc.+                                               4,480
    709    SPSS Inc.+                                                     12,677

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    100    SS&C Technologies, Inc.                                  $      2,795
    875    Saba Software, Inc.+                                            3,019
  1,110    SafeNet, Inc.+                                                 34,155
    200    Sagnet Technology, Inc.+                                           25
    600    Salon Media Group, Inc.+                                           18
    200    Sanchez Computer Associates, Inc.+                                830
  5,900    Sapient Corporation+                                           33,040
    100    Scientific Learning Corporation+                                  485
     26    SciQuest, Inc.+                                                    92
  2,800    SeaChange International, Inc.+                                 43,120
  1,900    Secure Computing Corporation+                                  34,029
  3,800    SeeBeyond Technology Corporation+                              16,302
  6,500    Selectica, Inc.+                                               27,820
  2,000    Sequenom Inc.+                                                  6,360
 13,000    The ServiceMaster Company                                     151,450
 62,700    Sirius Satellite Radio Inc.+                                  198,132
     16    SmartServ Online, Inc.+                                            22
    300    Sonic Foundry, Inc.+                                              561
  3,200    SonicWALL, Inc.+                                               24,960
    600    Spartech Corporation                                           14,784
  3,000    Spherion Corporation+                                          29,370
    200    SportsLine USA, Inc.+                                             254
  1,400    The Standard Register Company                                  23,562
    100    StarTek, Inc.                                                   4,079
  2,800    Stericycle, Inc.+                                             130,760
    100    Storage Computer Corporation+                                      36
  1,200    Stratasys, Inc.+                                               32,712
  6,000    Strategic Diagnostics Inc.+                                    28,380
  1,000    Strayer Education, Inc.                                       108,830
  1,700    Support.com, Inc.+                                             22,355
  2,200    Switchboard Incorporated+                                      15,202
 10,900    Sycamore Networks, Inc.+                                       57,116
  2,000    Sykes Enterprises, Incorporated+                               17,120
  3,000    Sylvan Learning System, Inc.+                                  86,370
  1,600    Symyx Technologies+                                            32,880
  9,470    Synopsys, Inc.+                                               319,707
  1,100    Synplicity, Inc.+                                               8,613
  1,200    Syntel, Inc.                                                   29,652
    600    Sypris Solutions, Inc.                                         10,086
  3,700    Systems & Computer Technology Corporation+                     60,495
  1,455    TALX Corporation                                               33,509
  1,650    TETRA Technologies, Inc.+                                      39,996
  8,200    TIBCO Software Inc.+                                           55,514
    600    TRC Companies, Inc.+                                           12,636
    300    Technology Solutions Company+                                     375
    200    Telecommunication Systems, Inc. (Class A)+                        988
  3,700    TeleTech Holdings, Inc.+                                       41,810
  1,800    Telik, Inc.+                                                   41,418
    200    TenFold Corporation+                                              652
    600    TeraForce Technology Corporation+                                 144
  3,925    Tetra Tech, Inc.+                                              97,576
    900    Tier Technologies, Inc. (Class B)+                              7,353
 12,500    Track Data Corporation                                         17,500
  3,300    Tradestation Group Inc.+                                       29,238
  3,300    Transaction Systems Architects, Inc. (Class A)+                74,679
  2,850    Trident Microsystems, Inc.+                                    49,647
    800    The TriZetto Group, Inc.+                                       5,160
  1,400    Tularik Inc.+                                                  22,610
    277    Tumbleweed Communications Corporation+                          2,321
  4,600    UNOVA, Inc.+                                                  105,570
  1,500    URS Corporation+                                               37,515
  1,000    USinternetworking, Inc.+                                            -
  3,800    The Ultimate Software Group, Inc.+                             33,326
  4,653    United Online, Inc.+                                           78,124
    645    Universal Access Global Holdings Inc.+                          1,883
    600    Universal Electronics Inc.+                                     7,644
  7,300    VA Linux Systems, Inc.+                                        28,543
    200    VASCO Data Security International, Inc.+                          468
  5,036    V.I. Technologies, Inc.+                                        5,540
 16,800    VIA NET.WORKS, Inc.+                                           28,560
    500    VSI Holdings, Inc.+                                                 -
  6,177    ValueClick, Inc.+                                              56,087
    800    Vastera, Inc.+                                                  3,200

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,600    Ventiv Health, Inc.+                                     $     23,790
  1,900    Verint Systems Inc.+                                           42,864
 12,158    VeriSign, Inc.+                                               198,175
  1,300    Verisity Ltd.+                                                 16,575
  2,100    Verity, Inc.+                                                  35,049
     50    Versata, Inc.+                                                     83
    570    Verso Technologies, Inc.+                                       1,767
    300    Vertel Corporation+                                                 9
    460    Verticalnet, Inc.+                                                538
  4,100    Viad Corp.                                                    102,500
    200    The viaLink Company+                                               13
     30    Viewlocity, Inc.+                                                   -
  2,300    Viewpoint Corporation+                                          1,725
 12,300    Vignette Corporation+                                          27,921
  3,900    Viisage Technology, Inc.+                                      14,040
  2,100    VitalWorks Inc.+                                                9,282
    600    Volt Information Sciences, Inc.+                               13,560
  1,000    Wackenhut Corrections Corporation+                             22,800
  1,700    Waste Connections, Inc.+                                       64,209
  1,300    WatchGuard Technologies, Inc.+                                  7,566
    500    Watson Wyatt & Company Holdings+                               12,075
  2,000    Wave Systems Corp. (Class A)+                                   3,280
  2,000    WebEx Communications, Inc.+                                    40,200
 20,100    WebMD Corporation+                                            180,699
  2,900    webMethods, Inc.+                                              26,535
  1,600    Websense, Inc.+                                                46,784
  6,800    Weight Watchers International, Inc.+                          260,916
    500    Westaff, Inc.+                                                  1,170
  7,100    Wind River Systems, Inc.+                                      62,196
  3,700    Wireless Facilities, Inc.+                                     54,982
  1,100    Witness Systems, Inc.+                                         10,263
    200    WorldGate Communications, Inc.+                                   214
  3,600    Wynn Resorts, Limited+                                        100,836
 17,600    Xybernaut Corporation+                                         27,632
    700    ZixIt Corporation+                                              6,083
                                                                    ------------
                                                                      17,171,234
                                                                    ------------

   CHEMICALS - 1.3%
  3,400    A. Schulman, Inc.                                              72,488
    400    AEP Industries Inc.+                                            3,895
    200    AMCOL International Corporation                                 4,060
  2,300    Aceto Corporation                                              58,742
  3,300    Airgas, Inc.                                                   70,884
  2,800    Albemarle Corp.                                                83,916
    400    Arch Chemicals, Inc.                                           10,264
  1,300    Bio-Rad Laboratories, Inc. (Class A)+                          74,971
    900    Brady Corporation (Class A)                                    36,675
  2,600    Cabot Corporation                                              82,784
  1,900    Calgon Carbon Corporation                                      11,799
  3,700    Celgene Corporation+                                          166,574
  4,900    Crompton Corporation                                           35,133
  1,800    Cytec Industries Inc.+                                         69,102
  6,000    Entegris Inc.+                                                 77,100
    120    Ethyl Corporation+                                              2,624
  1,800    Ferro Corporation                                              48,978
  5,400    Foamex International Inc.+                                     27,000
  4,300    General Chemical Group Inc.+                                      172
  1,600    Georgia Gulf Corporation                                       46,208
    600    Gundle/SLT Environmental, Inc.+                                12,456
  1,200    H.B. Fuller Company                                            35,688
    300    Hawkins, Inc.                                                   4,188
  8,800    IMC Global Inc.                                                87,384
    550    KMG Chemicals, Inc.                                             1,936
  1,200    Kronos Worldwide, Inc.+                                        26,640
  3,700    Landec Corporation+                                            24,457
  2,400    The Lubrizol Corporation                                       78,048
 11,200    Lyondell Chemical Company                                     189,840
  1,200    MacDermid, Inc.                                                41,088
    450    Mace Security International, Inc.+                                941
  5,700    Millennium Chemicals Inc.                                      72,276
  2,600    OM Group, Inc.+                                                68,094
  2,000    OXiGENE, Inc.+                                                 16,160
  1,392    Olin Corporation                                               27,924
  1,700    Omnova Solutions Inc.+                                          8,160
    400    Penford Corporation                                             5,492
  4,000    PolyOne Corporation+                                           25,560
    400    Quaker Chemical Corporation                                    12,300

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  8,700    RPM, Inc.                                                $    143,202
    600    Rogers Corporation+                                            26,472
  2,000    Rollins, Inc.                                                  45,100
  1,100    Schawk, Inc.                                                   14,993
    400    Stepan Company                                                 10,260
  2,900    Terra Nitrogen Company, LP                                     14,384
  1,300    Tor Minerals International, Inc.+                               6,786
    900    Tredegar Corporation                                           13,977
    600    Trex Company, Inc.+                                            22,788
  2,300    The Valspar Corporation                                       113,666
  1,700    WD-40 Company                                                  60,112
    500    W.R. Grace & Co.+                                               1,285
  5,000    Wellman, Inc.                                                  51,050
                                                                    ------------
                                                                       2,246,076
                                                                    ------------

   CONSTRUCTION - 1.8%
    400    Ablest, Inc.+                                                   2,044
  1,100    American Woodmark Corporation                                  60,555
    400    Ameron International Corporation                               13,876
  4,100    Apogee Enterprises, Inc.                                       46,535
  1,600    Armstrong Holdings, Inc.+                                       1,680
      2    Baran Group Ltd.+                                                  15
  1,088    Beazer Homes USA, Inc.                                        106,254
  2,200    Building Materials Holding Corporation                         34,166
    600    Capital Pacific Holdings, Inc.+                                 2,160
    400    Centex Construction Products, Inc.                             24,108
  1,300    Ceradyne, Inc.+                                                44,278
  7,382    D.R. Horton, Inc.                                             319,345
  1,400    Dominion Homes, Inc.+                                          42,462
  1,233    Dycom Industries, Inc.+                                        33,069
  1,800    EMCOR Group, Inc.+                                             79,020
  1,200    ElkCorp                                                        32,040
  1,400    Florida Rock Industries, Inc.                                  76,790
  1,450    Granite Construction Incorporated                              34,061
  2,000    Hovnanian Enterprises, Inc. (Class A)+                        174,120
  3,200    Insituform Technologies, Inc. (Class A)+                       52,800
    100    Integrated Electrical Services, Inc.+                             925
    800    International Aluminum Corporation                             21,888
    300    The L.S. Starrett Company (Class A)                             4,935
    750    LSI industries Inc.                                            10,125
  3,500    Lafarge Corporation                                           141,820
  4,240    Lennar Corporation (Class A)                                  407,040
  2,103    MDC Holdings, Inc.                                            135,644
  1,100    M/I Schottenstein Homes, Inc.                                  42,955
  1,900    Martin Marietta Materials, Inc.                                89,243
  1,900    MasTec, Inc.+                                                  28,139
    900    NCI Building Systems, Inc.+                                    21,510
    323    NVR, Inc.+                                                    150,518
    200    Noland Company                                                  7,800
    700    Palm Harbor Homes, Inc.+                                       12,509
    100    Patriot Transportation Holding, Inc.+                           3,300
    500    Performance Technologies, Incorporated+                         7,125
    900    Perini Corporation+                                             8,235
  3,400    Quanta Services, Inc.+                                         24,820
  2,200    RMH Teleservices, Inc.+                                        11,352
  1,800    The Ryland Group, Inc.                                        159,552
  2,200    SBA Communications Corporation+                                 8,316
  1,000    Simpson Manufacturing Co., Inc.+                               50,860
  1,800    Standard Pacific Corp.                                         87,390
  1,400    Technical Olympic USA, Inc.+                                   38,542
    800    Texas Industries, Inc.                                         29,600
  3,200    Toll Brothers, Inc.+                                          127,232
  1,400    U.S. Concrete, Inc.+                                            9,030
  2,300    USG Corporation+                                               38,111
    300    United Mobile Homes, Inc.                                       5,103
  3,900    WCI Communities, Inc.+                                         80,379
  1,600    WESCO International, Inc.+                                     14,160
  1,600    Walter Industries, Inc.                                        21,360
  2,600    West Corporation+                                              60,398
  3,600    Westell Technologies, Inc.+                                    22,716
  1,000    Wilsons The Leather Experts Inc.+                               3,490
  1,900    The Yankee Candle Company, Inc.+                               51,927
                                                                    ------------
                                                                       3,117,427
                                                                    ------------

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   CONSUMER DURABLES - 0.8%
    200    Advanced Lighting Technologies, Inc.+                    $         57
  1,700    American Technology Corporation+                                8,109
  1,100    Applica Incorporated+                                           8,360
    200    Bassett Furniture Industries, Incorporated                      3,300
    500    Bush Industries, Inc.+                                          2,095
  2,700    Champion Enterprises, Inc.+                                    18,900
    300    Chromcraft Revington, Inc.+                                     3,402
    300    CompX International Inc.                                        1,920
  1,900    Ethan Allen Interiors Inc.                                     79,572
    200    Flexsteel Industries, Inc.                                      4,500
  2,600    Furniture Brands International, Inc.                           76,258
 20,800    Gemstar-TV Guide International, Inc.+                         105,040
  1,300    The Genlyte Group Incorporated+                                75,894
  3,420    Griffon Corporation+                                           69,289
  1,400    HMI Industries Inc.+                                              812
  1,100    Haverty Furniture Companies, Inc.                              21,846
  3,100    Helen of Troy Limited+                                         71,765
  2,700    Hillenbrand Industries, Inc.                                  167,562
  3,400    Interface, Inc.+                                               18,802
  1,900    Kimball International (Class B)                                29,545
    200    Koss Corporation                                                4,128
  4,800    La-Z-Boy Inc.                                                 100,704
    400    Lifetime Hoan Corporation                                       6,760
    500    Mac-Gray Corporation+                                           2,700
  3,564    Mohawk Industries, Inc.+                                      251,405
    300    National Presto Industries, Inc.                               10,845
  1,500    Restoration Hardware, Inc.+                                     7,125
  1,700    Rockford Corporation+                                           8,838
    500    The Rowe Companies+                                             1,800
    600    Salton, Inc.+                                                   7,830
  2,800    Select Comfort Corporation+                                    69,328
    100    Skyline Corporation                                             3,487
    300    Stanley Furniture Company, Inc.                                 9,450
  1,300    Sturm, Ruger & Company, Inc.                                   14,781
  1,200    The Toro Company                                               55,680
    800    Thomas Industries Inc.                                         27,728
  2,800    United Rentals, Inc.+                                          53,928
      5    Vialta, Inc.+                                                       3
    642    Virco Mfg. Corporation                                          4,077
    600    Water Pik Technologies, Inc.+                                   7,362
    300    Wickes Inc.+                                                       90
                                                                    ------------
                                                                       1,415,077
                                                                    ------------

   CONTAINERS - 0.2%
  6,600    Crown Holdings, Inc.+                                          59,796
  1,300    Graphic Packaging Corporation+                                  5,278
  1,000    Greif Bros. Corporation (Class A)                              35,510
  1,100    Mobile Mini, Inc.+                                             21,692
  7,500    Owens-Illinois, Inc.+                                          89,175
    500    Packaging Dynamics Corporation                                  5,140
    900    Silgan Holdings Inc.+                                          38,331
  4,400    Sonoco Products Company                                       108,328
                                                                    ------------
                                                                         363,250
                                                                    ------------

   DOMESTIC OIL - 2.3%
  4,400    AmeriVest Properties Inc.                                      31,592
  6,000    CONSOL Energy Inc.                                            155,400
  3,800    Cal Dive International, Inc.+                                  91,618
    500    Callon Petroleum Company+                                       5,185
  3,200    Carrizo Oil & Gas, Inc.+                                       23,043
 10,900    Chesapeake Energy Corporation                                 148,022
    500    Clayton Williams Energy, Inc.+                                 14,535
  3,400    Comstock Resources, Inc.+                                      65,620
  9,200    Diamond Offshore Drilling, Inc.                               188,692
  1,091    Enbridge Energy Management, LLC+                               52,717
    400    Encore Acquisition Company+                                     9,860
  1,500    Energy Partners, Ltd.+                                         20,850
  1,800    Frontier Oil Corporation                                       30,996
  9,000    Global Industries, Ltd.+                                       46,350
    700    Gulf Island Fabrication, Inc.+                                 11,921
  2,300    GulfMark Offshore, Inc.+                                       32,200
    600    Holly Corporation                                              16,500
  1,000    The Houston Exploration Company+                               36,520
  1,400    KCS Energy, Inc.+                                              14,770
  1,200    Magellan Midstream Partners, LP                                60,000
  4,250    Magnum Hunter Resources, Inc.+                                 40,418

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  3,400    Matrix Service Company+                                  $     61,710
    600    McMoRan Exploration Co.+                                       11,250
  5,500    The Meridian Resource Corporation+                             32,670
  5,500    Murphy Oil Corporation                                        359,205
  3,500    National-Oilwell, Inc.+                                        78,260
  2,799    Newfield Exploration Company+                                 124,667
  2,300    Nuevo Energy Company+                                          55,591
    900    PYR Energy Corporation+                                           873
  1,100    Pacific Energy Partners, LP                                    32,263
  1,606    Patina Oil & Gas Corporation                                   78,678
  5,700    Patterson-UTI Energy, Inc.+                                   187,644
 10,300    PetroQuest Energy, Inc.+                                       32,136
  7,500    Pioneer Natural Resources Company+                            239,475
  1,825    Plains Exploration & Production Company+                       28,087
  4,200    Pogo Producing Company                                        202,860
  3,400    Premcor Inc.+                                                  88,400
  6,200    Pride International, Inc.+                                    115,568
    800    Quicksilver Resources Inc.+                                    25,840
  1,800    Remington Oil & Gas Corporation+                               35,442
  1,300    Spinnaker Exploration Company+                                 41,951
  2,200    St. Mary Land & Exploration Company                            62,700
  1,079    Stone Energy Corporation+                                      45,804
  1,700    Superior Energy Services, Inc.+                                15,980
  5,600    Syntroleum Corporation+                                        24,192
  2,500    TEPPCO Partners, LP                                           100,750
  4,000    Tesoro Petroleum Corporation+                                  58,280
  2,000    TransMontaigne Inc.+                                           12,900
  4,000    Ultra Petroleum Corp.+                                         98,480
  1,500    Universal Compression Holdings, Inc.+                          39,240
  1,200    Valero LP                                                      59,724
    500    Valley National Gases Incorporated+                             3,500
  4,600    Varco International, Inc.+                                     94,898
  2,600    Vintage Petroleum, Inc.                                        31,278
  3,382    Westport Resources Corporation+                               100,987
  8,300    XTO Energy, Inc.                                              234,890
                                                                    ------------
                                                                       3,912,982
                                                                    ------------

   DRUGS & MEDICINE - 10.1%
    600    1-800 CONTACTS, INC.+                                          12,600
  1,100    ABIOMED, Inc.+                                                  7,601
  2,500    ALARIS Medical, Inc.+                                          38,025
  1,000    AMERIGROUP Corporation+                                        42,650
  1,900    ARIAD Pharmaceuticals, Inc.+                                   14,155
    900    ATS Medical, Inc.+                                              3,645
  3,000    AVANIR Pharmaceuticals (Class A)+                               4,380
  2,900    AVANT Immunotherapeutics, Inc.+                                 7,946
  1,500    AVI BioPharma, Inc.+                                            6,105
  1,400    aaiPharma Inc.+                                                35,168
  2,400    Abaxis, Inc.+                                                  43,488
  3,500    Abgenix, Inc.+                                                 43,610
    600    Able Laboratories, Inc.+                                       10,842
  1,703    Accredo Health, Incorporated+                                  53,832
  1,400    Aclara Biosciences Inc.+                                        5,110
  2,900    Advanced Medical Optics, Inc.+                                 56,985
    900    Advanced Neuromodulation Systems, Inc.+                        41,382
  4,200    AdvancePCS+                                                   221,172
  1,700    Air Methods Corporation+                                       15,266
  1,300    Albany Molecular Research, Inc.+                               19,526
  1,700    Alexion Pharmaceuticals, Inc.+                                 28,934
  1,900    Align Technology, Inc.+                                        31,388
  4,700    Alkermes, Inc.+                                                63,450
  1,700    Alliance Imaging, Inc.+                                         6,290
  5,800    Allos Therapeutics Inc.+                                       20,822
    800    Allscripts Healthcare Solutions, Inc.+                          4,256
  2,000    Alpharma, Inc. (Class A)                                       40,200
  1,500    Amedisys, Inc.+                                                22,500
  2,800    American Healthways, Inc.+                                     66,836
  1,600    American Medical Systems Holdings, Inc.+                       34,880
    750    American Pharmaceutical Partners, Inc.+                        25,200
  2,100    AmSurg Corp.+                                                  79,569
  6,200    Amylin Pharmaceuticals, Inc.+                                 137,764
  3,700    Andrx Group+                                                   88,948
  3,600    Antigenics Inc.+                                               40,752
  1,200    Aphton Corporation+                                             7,200

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  4,600    Apogent Technologies Inc.+                               $    105,984
  2,500    Apria Healthcare Group Inc.+                                   71,175
  8,200    Aradigm Corporation+                                           14,022
  1,200    ArQule, Inc.+                                                   5,856
  1,400    Array BioPharma Inc.+                                           7,966
  1,200    Arrow International, Inc.                                      29,976
  1,600    ArthroCare Corporation+                                        39,200
    700    Aspect Medical Systems, Inc.+                                   7,987
    700    AtheroGenics, Inc.+                                            10,465
  2,000    Atrix Laboratories, Inc.+                                      48,080
  1,000    Avigen, Inc.+                                                   5,880
  3,079    Barr Laboratories, Inc.+                                      236,929
  2,500    Beckman Coulter Inc.                                          127,075
  9,100    Beverly Enterprises, Inc.+                                     78,169
    200    BioCryst Pharmaceuticals, Inc.+                                 1,364
    800    BioLase Technology, Inc.+                                      13,280
  2,200    BioMarin Pharmaceutical Inc.+                                  17,092
  2,200    Biopure Corporation+                                            5,236
  1,600    Biosite Diagnostics Incorporated+                              46,320
    100    BioSource International, Inc.+                                    677
  1,000    BioSpecifics Technologies Corp.+                                1,460
    900    BioSphere Medical Inc.+                                         3,591
 11,900    Birman Managed Care, Inc.+                                          1
    700    Bone Care International, Inc.+                                  8,918
    500    Bradley Pharmaceuticals, Inc.+                                 12,715
    100    BriteSmile, Inc.+                                               2,503
  1,700    CIMA Labs Inc.+                                                55,454
  2,400    CNS, Inc.                                                      32,880
  2,050    CONMED Corporation+                                            48,790
  4,300    CTI Molecular Imaging, Inc.+                                   72,713
  1,400    CV Therapeutics, Inc.+                                         20,524
  2,230    CYTOGEN Corporation+                                           24,262
 16,300    Calypte Biomedical Corporation+                                 7,498
  1,100    Cambrex Corporation                                            27,786
  3,300    Cardiac Science, Inc.+                                         13,167
  1,800    CardioDynamics International Corporation+                      10,746
  1,476    CardioTech International, Inc.+                                 7,970
 14,800    Caremark Rx, Inc.+                                            374,884
  2,000    Cell Therapeutics, Inc.+                                       17,400
  1,850    Centene Corporation+                                           51,819
  3,700    Cephalon, Inc.+                                               179,117
    800    Cerus Corporation+                                              3,632
  1,900    Charles River Laboratories International, Inc.+                65,227
    700    Cholestech Corporation+                                         5,341
    100    ChromaVision Medical Systems, Inc.+                               318
  1,100    Ciphergen Biosystems, Inc.+                                    12,364
  3,300    CollaGenex Pharmaceuticals, Inc.+                              36,993
  1,700    Columbia Laboratories, Inc.+                                   10,710
  3,900    Community Health Care+                                        103,662
  2,700    Compex Technologies, Inc.+                                     22,572
  3,300    Computerized Thermal Imaging, Inc.+                               858
  1,000    Conceptus, Inc.+                                               10,620
  2,800    Conventry Health Care Inc.+                                   180,572
  1,200    Cooper Companies, Inc.                                         56,556
    142    Corautus Genetics Inc.+                                           639
  4,000    Corixa Corporation+                                            24,160
    100    CorVel Corporation+                                             3,760
  2,700    Covance Inc.+                                                  72,360
  2,400    CryoLife, Inc.+                                                13,872
  3,400    Cubist Pharmaceuticals, Inc.+                                  41,344
    500    Curative Health Services, Inc.+                                 6,900
  2,300    Curis, Inc.+                                                   10,350
 12,900    Cyber-Care, Inc.+                                                  52
  4,500    Cytyc Corporation+                                             61,920
    900    D & K Healthcare Resources, Inc.                               12,204
  5,050    DENTSPLY International Inc.                                   228,109
    600    DUSA Pharmaceuticals, Inc.+                                     3,030
  1,300    Dade Behring Holdings Inc.+                                    46,462
  1,600    Datascope Corp.                                                57,360
  3,800    DaVita, Inc.+                                                 148,200
    900    Daxor Corporation+                                             13,275
  1,400    Deltagen, Inc.+                                                    28
  4,830    Dendreon Corporation+                                          38,930
  1,100    Diagnostic Products Corporation                                50,501
    200    Diametrics Medical, Inc.+                                          55
    900    Digene Corporation+                                            36,090
  3,800    Discovery Laboratories, Inc.+                                  39,862
    800    Durect Corporation+                                             2,064
  2,000    Dynacq Healthcare, Inc.+                                       15,360
  2,000    EPIX Medical, Inc.+                                            32,560

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  1,400    E-Z-EM, Inc.                                             $     18,130
  2,300    Edwards Lifesciences Corporation+                              69,184
  2,300    Emisphere Technologies, Inc.+                                  12,604
  8,300    Endo Pharmaceuticals Holdings, Inc.+                          159,858
  1,000    Endocardial Solutions, Inc.+                                    7,200
    200    Endologix, Inc.+                                                  794
  4,300    EntreMed, Inc.+                                                14,362
    641    Enzo Biochem, Inc.+                                            11,480
  2,100    Enzon, Inc.+                                                   25,200
  2,200    Eon Labs, Inc.+                                               112,090
  2,500    Esperion Therapeutics, Inc.+                                   86,525
    800    Exact Sciences Corporation+                                     8,096
  6,500    First Health Group Corp.+                                     126,490
  1,750    First Horizon Pharmaceutical Corporation+                      19,600
  1,300    Fischer Imaging Corporation+                                    5,785
 17,300    Fonar Corporation+                                             19,895
  5,800    Genaera Corporation+                                           18,444
  1,500    Gene Logic Inc.+                                                7,785
  2,000    Genelabs Technologies, Inc.+                                    5,600
 11,700    Genentech, Inc.+                                            1,094,769
  1,750    Genesis HealthCare Corporation+                                39,865
  2,700    Genome Therapeutics Corp.+                                      8,451
  3,200    Gen-Probe Incorporated+                                       116,704
  2,400    Genta Incorporated+                                            24,984
     39    Genzyme Corporation+                                            1,924
  3,200    Geron Corporation+                                             31,904
 10,300    Gilead Sciences, Inc.+                                        598,842
    100    Gliatech Inc.+                                                      -
    800    GlycoGenesys, Inc.+                                             1,200
  4,700    Guilford Pharmaceuticals Inc.+                                 31,866
  1,200    Haemonetics Corporation+                                       28,668
  5,300    Health Net Inc.+                                              173,310
    400    Healthcare Services Group, Inc.                                 7,716
    800    HealthExtras, Inc.+                                            10,720
  1,100    HealthTronics Surgical Services, Inc.+                          6,875
  1,300    Hemispherx Biopharma, Inc.+                                     2,938
  2,900    Henry Schein, Inc.+                                           195,982
  1,250    Hi-Tech Pharmacal Co., Inc.+                                   29,375
  1,900    Hollis-Eden Pharmaceuticals, Inc.+                             20,919
    900    Hologic, Inc.+                                                 15,597
  2,600    Hooper Holmes, Inc.                                            16,068
  5,900    Human Genome Sciences, Inc.+                                   78,175
  2,900    Hydron Technologies, Inc.+                                      2,117
  1,700    ICU Medical, Inc.+                                             58,276
  2,700    IDEXX Laboratories, Inc.+                                     124,956
  1,800    IGEN International, Inc.+                                     106,038
  1,300    II-VI Incorporated+                                            33,540
  1,600    ILEX Oncology, Inc.+                                           34,000
  2,400    INAMED Corporation+                                           115,344
    800    I-STAT Corporation+                                            12,240
  8,950    IVAX Corporation+                                             213,726
  2,500    I-Flow Corporation+                                            34,775
  4,221    Imclone Systems+                                              167,405
  2,700    Immucor, Inc.+                                                 55,053
  1,900    ImmunoGen, Inc.+                                                9,595
  2,400    Immunomedics, Inc.+                                            10,944
  3,600    Impax Laboratories, Inc.+                                      51,804
  7,400    Incyte Genomics, Inc.+                                         50,616
  2,000    Indevus Pharmaceuticals, Inc.+                                 11,780
  1,400    Inkine Pharmaceutical Company, Inc.+                            6,678
  4,200    Insmed Incorporated+                                           12,474
  1,500    Inspire Pharmaceuticals, Inc.+                                 21,240
  2,500    Integra LifeSciences Holdings+                                 71,575
  2,600    InterMune Inc.+                                                60,216
  3,200    Interpore International, Inc.+                                 41,600
     16    IntraBiotics Pharmaceuticals, Inc.+                               258
  3,500    Introgen Therapeutics, Inc.+                                   29,610
  2,050    Intuitive Surgical, Inc.+                                      35,035
  1,400    Invacare Corp.                                                 56,518
    700    Inveresk Research Group, Inc.+                                 17,311
    828    Inverness Medical Innovations, Inc.+                           18,034
  5,100    Isis Pharmaceuticals, Inc.+                                    33,150
  1,800    K-V Pharmaceutical Company (Class A)+                          45,900
  1,200    Kendle International Inc.+                                      7,608
  1,600    Kensey Nash Corporation+                                       37,200
  1,600    Kindred Healthcare, Inc.+                                      83,168
  1,900    Kyphon Inc.+                                                   47,177
  1,700    LCA-Vision Inc.+                                               35,989

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,000    La Jolla Pharmaceutical Company+                         $      8,580
  6,800    Laboratory Corporation of America Holdings+                   251,260
    100    Landauer, Inc.                                                  4,078
    300    The Langer Biomechanics Group, Inc.+                            1,020
  1,000    Large Scale Biology Corp.+                                      1,840
    800    LecTec Corporation+                                               616
  2,100    Lexicon Genetics Incorporated+                                 12,369
  8,500    Life Medical Sciences, Inc.+                                    2,975
    700    Lifecore Biomedical, Inc.+                                      4,214
  3,100    LifePoint Hospitals, Inc.+                                     91,295
  3,600    Ligand Pharmaceuticals Incorporated (Class B)+                 52,884
  6,200    Lincare Holdings Inc.+                                        186,186
  1,800    MGI Pharma, Inc.+                                              74,070
  1,100    MIM Corporation+                                                7,733
  1,100    MacroChem Corporation+                                            924
  1,400    Magellan Health Services, Inc.+                                   105
  1,300    Mannatech, Incorporated+                                       14,118
  2,200    Martek Biosciences Corporation+                               142,934
    900    Maxim Pharmaceuticals, Inc.+                                    8,010
  3,600    Medarex, Inc.+                                                 22,428
  1,300    MedCath Corporation+                                           13,598
    600    The Med-Design Corporation+                                     2,700
  2,000    Medical Action Industries Inc.+                                37,420
  2,200    The Medicines Company+                                         64,812
  1,400    Medicis Pharmaceutical (Class A)                               99,820
  1,030    Medis Technologies Ltd.+                                       11,021
  1,000    MedQuist Inc.+                                                 16,060
  4,500    MedSource Technologies, Inc.+                                  20,250
    300    Medwave, Inc.+                                                  1,725
  2,800    Mentor Corporation                                             67,368
    700    Meridian Bioscience, Inc.                                       7,301
  1,268    Merit Medical Systems, Inc.+                                   28,226
  2,400    Mid Atlantic Medical Services, Inc.+                          155,520
 14,473    Millennium Pharmaceuticals, Inc.+                             270,211
    500    Mine Safety Appliances Company                                 39,755
  1,000    Molecular Devices Corporation+                                 18,990
 13,050    Mylan Laboratories, Inc.                                      329,643
  1,300    Myriad Genetics, Inc.+                                         16,718
  4,200    NBTY Inc.+                                                    112,812
  1,700    NPS Pharmaceuticals, Inc.+                                     52,258
  4,900    Nabi Biopharmaceuticals+                                       62,279
    100    National Dentex Corporation+                                    2,400
    400    National Healthcare Corporation+                                7,960
    400    Natrol, Inc.+                                                   1,116
    800    Nature's Sunshine Products, Inc.                                6,760
  3,500    NeighborCare, Inc.+                                            69,125
  4,600    Nektar Therapeutics+                                           62,606
    786    NeoPharm, Inc.+                                                14,400
  1,100    Neose Technologies, Inc.+                                      10,120
  2,700    Neurocrine Biosciences, Inc.+                                 147,258
    900    Neurogen Corporation+                                           7,570
  1,900    Northfield Laboratories Inc.+                                  12,559
  2,400    Novavax, Inc.+                                                 14,400
  2,300    Noven Pharmaceuticals, Inc.+                                   34,983
  2,600    Nutraceutical International Corporation+                       28,652
  4,864    Nuvelo, Inc.+                                                  16,878
  1,573    OSI Pharmaceuticals, Inc.+                                     50,666
  1,300    OSI Pharmaceuticals (Contingent Value Rights)                       -
  2,500    Oakley, Inc.                                                   34,600
  1,400    Ocular Sciences, Inc.+                                         40,194
  1,650    Odyssey Healthcare, Inc.+                                      48,279
  6,400    Omnicare, Inc.                                                258,496
  2,300    Onyx Pharmaceuticals, Inc.+                                    64,929
  1,500    OraSure Technologies, Inc.+                                    11,940
  2,100    Orthodontic Centers of America, Inc.+                          16,905
  6,000    OrthoLogic Corp.+                                              36,780
  1,600    Owens & Minor, Inc.                                            35,056
  3,900    Oxford Health Plans, Inc.                                     169,650
  1,800    PAREXEL International Corporation+                             29,268
  1,100    POZEN Inc.+                                                    11,220
  2,500    PRAECIS Pharmaceuticals Incorporated+                          16,100
  6,400    PSS World Medical, Inc.+                                       77,248
  1,700    PacifiCare Health Systems, Inc.+                              114,920
  1,100    Pain Therapeutics, Inc.+                                        7,645
  4,200    Patterson Dental Company+                                     269,472

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  1,200    Pediatrix Medical Group, Inc.+                           $     66,108
  2,500    Penwest Pharmaceuticals Co.+                                   43,200
 14,900    Peregrine Pharmaceuticals, Inc.+                               32,929
  3,300    Perrigo Company                                                51,876
  4,300    Pharmaceutical Product Development, Inc.+                     115,971
  1,500    Pharmaceutical Resources, Inc.+                                97,725
  1,600    Pharmacopeia, Inc.+                                            22,736
  2,500    Pharmacyclics, Inc.+                                           18,500
  8,100    Pharmos Corporation+                                           28,188
    100    Physiometrix, Inc.+                                               219
  1,200    PolyMedica Corporation                                         31,572
  3,700    Priority Healthcare Corporation (Class B)+                     89,207
    500    Progenics Pharmaceuticals, Inc.+                                9,430
  4,100    Protein Design Labs, Inc.+                                     73,390
  4,600    Proterion Corporation+                                          2,162
  1,900    Province Healthcare Company+                                   30,400
    300    ProxyMed, Inc.+                                                 5,247
    125    Psychemedics Corporation                                        1,171
    266    Psychiatric Solutions, Inc.+                                    5,559
    700    Q-Med, Inc.+                                                    7,861
  1,100    Radiologix, Inc.+                                               3,729
  3,500    Regeneration Technologies, Inc.+                               38,360
  2,100    Regeneron Pharmaceuticals, Inc.+                               30,891
    800    RehabCare Group, Inc.+                                         17,008
  3,700    Renal Care Group, Inc.+                                       152,440
  1,200    Res-Care, Inc.+                                                 9,720
  1,700    ResMed Inc.+                                                   70,618
  2,500    Respironics, Inc.+                                            112,725
    900    Rita Medical Systems, Inc.+                                     4,005
  7,500    SICOR Inc.+                                                   204,000
  2,400    STAAR Surgical Company+                                        27,024
  3,200    STERIS Corporation+                                            72,320
    800    Salix Pharmaceuticals, Ltd.+                                   18,136
  1,300    Sangamo Biosciences, Inc.+                                      7,202
  3,000    Savient Pharmaceuticals Inc.+                                  13,830
  1,300    SciClone Pharmaceuticals, Inc.+                                 8,814
  3,200    Select Medical Corporation                                     52,096
  3,900    Sepracor Inc.+                                                 93,327
  1,200    Serologicals Corporation+                                      22,320
  2,400    Sierra Health Services, Inc.+                                  65,880
    215    Sirna Therapeutics, Inc.+                                       1,118
  1,000    Sola International Inc.+                                       18,800
  1,000    Sonic Innovations, Inc.+                                        6,450
    700    SonoSite, Inc.+                                                15,008
  1,900    Sparta Surgical Corporation+                                        -
    900    Specialty Laboratories, Inc.+                                  15,111
     16    Spectrum Pharmaceuticals Inc.+                                    134
  4,600    Star Scientific, Inc.+                                          8,464
  1,300    Sunrise Assisted Living, Inc.+                                 50,362
    400    Sunrise Technologies International, Inc.+                           2
  3,800    SuperGen, Inc.+                                                41,800
  1,900    SurModics, Inc.+                                               45,410
    900    Sybron Dental Specialties, Inc.+                               25,290
  1,400    Synovis Life Technologies, Inc.+                               28,476
  3,900    Tanox, Inc.+                                                   57,915
  8,500    Targeted Genetics Corporation+                                 18,615
  2,000    Techne Corporation+                                            75,560
  2,000    Therasense, Inc.+                                              40,600
  1,900    Third Wave Technologies+                                        8,645
  4,200    Thoratec Laboratories Corporation+                             54,642
  2,800    Titan Pharmaceuticals, Inc.+                                    8,148
    900    Transgenomic, Inc.+                                             1,800
  2,500    Transkaryotic Therapies, Inc.+                                 39,025
  2,946    Triad Hospitals, Inc.+                                         98,013
  1,900    Trimeris, Inc.+                                                39,862
  1,600    TriPath Imaging, Inc.+                                         12,480
    700    Tripos, Inc.+                                                   4,683
    400    Twinlab Corporation+                                                8
  9,000    US Oncology, Inc.+                                             96,840
    600    U.S. Physical Therapy, Inc.+                                    9,438
  1,800    USANA Health Sciences, Inc.+                                   55,080
  1,400    United Surgical Partners International, Inc.+                  46,872
  2,700    United Therapeutics Corporation+                               61,965
  1,100    Universal Display Corporation+                                 15,037
  3,600    Universal Health Services, Inc. (Class B)                     193,392
    700    Urologix, Inc.+                                                 4,620
  1,100    Utah Medical Products, Inc.+                                   28,512
    900    VCA Antech, Inc.+                                              27,882
  2,300    VISX, Incorporated+                                            53,245

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    200    VIVUS, Inc.+                                             $        758
  3,900    Valeant Pharmaceuticals International                          98,085
    193    Valentis, Inc.+                                                   521
  3,100    Varian Medical Systems, Inc.+                                 214,210
  2,300    Vasomedical, Inc.+                                              2,553
  2,800    VaxGen, Inc.+                                                  22,176
  1,600    Ventana Medical Systems, Inc.+                                 63,040
  2,862    Vertex Pharmaceuticals Incorporated+                           29,278
    300    Viasys Healthcare Inc.+                                         6,180
  1,000    Vical Incorporated+                                             4,920
  1,200    Vicuron Pharmaceuticals Inc.+                                  22,380
  4,400    Vion Pharmaceuticals, Inc.+                                     6,776
 13,900    Viragen, Inc.+                                                  3,336
    900    ViroPharma Incorporated+                                        2,502
  1,500    Vital Signs, Inc.                                              49,050
    700    West Pharmaceutical Services, Inc.                             23,730
  1,200    Women First HealthCare, Inc.+                                   1,788
  1,400    Wright Medical Group, Inc.+                                    42,616
  2,000    XOMA Ltd.+                                                     13,200
  7,300    Zila, Inc.+                                                    29,857
    400    Zoll Medical Corporation+                                      14,192
    900    Zymogentics, Inc.+                                             13,950
                                                                    ------------
                                                                      17,495,783
                                                                    ------------

   ELECTRONICS - 6.8%
     56    ACE*COMM Corporation+                                             137
  1,900    ADE Corporation+                                               35,188
  2,200    ANADIGICS, Inc.+                                               13,112
  2,000    APAC Customer Services Inc.+                                    5,200
  3,800    APW Ltd.+                                                           -
  3,000    ATMI, Inc.+                                                    69,420
  7,400    AVX Corporation                                               122,988
  1,200    AXT, Inc.+                                                      3,732
  2,000    Actel Corp.+                                                   48,200
    800    Acuity Brands, Inc.                                            20,640
  6,100    Acxiom Corp.+                                                 113,277
  3,900    Advanced Fibre Communications, Inc.+                           78,585
    500    Advanced Power Technology, Inc.+                                4,320
 85,100    Agere Systems Inc. (Class A)+                                 259,555
  2,200    Agilysys, Inc.                                                 24,530
    200    Airnet Communications Corporation+                                170
  1,400    Alliance Fiber Optic Products, Inc.+                            2,366
  5,100    Alliance Semiconductor Corporation+                            36,261
  2,362    Alliant Techsystems Inc.+                                     136,429
    400    American Physicians Capital, Inc.+                              7,360
    100    American Technical Ceramics Corp.+                                779
  9,900    Amkor Technology, Inc.+                                       180,279
  2,200    Amphenol Corp. (Class A)+                                     140,646
    100    Amtech Systems, Inc.+                                             576
  1,200    Anaren Microwave, Inc.+                                        16,944
  1,800    Anixter International Inc.+                                    46,584
  2,700    Applera Corporation - Celera Genomics Group+                   37,557
  6,300    Arris Group Inc.+                                              45,612
  4,600    Arrow Electronics, Inc.+                                      106,444
  1,800    Artisan Components, Inc.+                                      36,900
  4,600    Aspect Communications Corporation+                             72,496
  3,300    Asyst Technologies, Inc.+                                      57,255
 21,100    Atmel Corporation+                                            126,811
    200    Audiovox Corporation (Class A)+                                 2,568
  3,400    Avanex Corporation+                                            16,966
  2,000    Avid Technology, Inc.+                                         96,000
  4,574    Avnet, Inc.+                                                   99,073
    900    Aware, Inc.+                                                    2,615
  7,300    Axcelis Technologies, Inc.+                                    74,606
    100    Axsys Technologies, Inc.+                                       1,419
    300    BEI Technologies, Inc.                                          6,000
    100    Badger Meter, Inc.                                              3,815
    900    Bel Fuse Inc. (Class A)                                        26,910
  1,200    Belden Inc.                                                    25,308
  1,000    Bell Microproducts Inc.+                                        9,060
  1,800    Benchmark Electronics, Inc.+                                   62,658
    200    Boston Acoustics, Inc.                                          2,202
  2,796    Brooks Automation, Inc.+                                       67,579
  5,900    Bruker BioSciences Corporation+                                26,845
  1,100    C&D Technologies, Inc.                                         21,087

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  1,267    CCC Information Services Group Inc.+                     $     21,412
  1,800    C-COR.net Corp.+                                               20,034
    900    CEVA, Inc.+                                                     9,360
    200    CHRONIMED Inc.+                                                 1,696
 15,700    CMGI Inc.+                                                     27,946
  1,600    CTS Corporation                                                18,400
  2,600    Cable Design Technology+                                       23,374
  1,700    Cabot Microelectronics Corporation+                            83,300
 12,400    Cadence Design Systems, Inc.+                                 222,952
  3,700    California Amplifier, Inc.+                                    52,059
  2,000    California Micro Devices Corporation+                          18,260
  1,300    Caliper Technologies Corp.+                                     8,554
  5,200    Captaris Inc.+                                                 29,224
    500    Celeritek, Inc.                                                 3,710
  1,600    Cepheid, Inc.+                                                 15,328
    700    Champion Industries, Inc.                                       2,876
  2,100    Checkpoint Systems, Inc.+                                      39,711
  6,600    ChipPAC, Inc.+                                                 50,094
  4,100    Cirrus Logic, Inc.+                                            31,447
  2,300    Coherent, Inc.+                                                54,740
  1,300    Cohu, Inc.                                                     24,895
  2,500    CommScope, Inc.+                                               40,825
  1,500    Computer Network Technology Corporation+                       14,310
  1,500    Comtech Telecommunications Corp.+                              43,305
 12,900    Conexant Systems, Inc.+                                        64,113
 14,700    Corvis Corporation+                                            24,990
  1,600    Cox Radio, Inc. (Class A)+                                     40,368
  4,600    Credence Systems Corporation+                                  60,536
  3,400    Cree, Inc.+                                                    60,146
  1,300    Cubic Corporation                                              29,900
  1,900    Cyberonics, Inc.+                                              60,819
  2,600    Cymer, Inc.+                                                  120,094
  5,700    Cypress Semiconductor Corporation+                            121,752
  2,200    DSP Group, Inc.+                                               54,802
  2,200    Daktronics, Inc.+                                              55,352
    100    Dataram Corporation+                                              432
  1,600    Dionex Corporation+                                            73,632
    500    Ducommun Incorporated+                                         11,175
  2,000    DuPont Photomasks, Inc.+                                       48,280
  1,400    Dynamic Research Corporation+                                  22,582
  1,900    EMCORE Corporation+                                             8,949
    500    EMS Technologies, Inc.+                                        10,270
  2,300    ESS Technology, Inc.+                                          39,123
  1,500    Electro Scientific Industries, Inc.+                           35,700
  1,700    Electroglas, Inc.+                                              6,205
  4,300    Electronics for Imaging, Inc.+                                111,886
    200    eMagin Corporation+                                               276
  3,700    Emulex Corporation+                                            98,716
  4,000    Energizer Holdings, Inc.+                                     150,240
  1,100    Energy Conversion Devices, Inc.+                                9,933
     25    Entrada Networks, Inc.+                                             4
  4,200    Exar Corporation+                                              71,736
    100    Excel Technology, Inc.+                                         3,286
  1,900    FARO Technologies, Inc.+                                       47,462
  2,000    FEI Company+                                                   45,000
  1,600    FLIR Systems, Inc.+                                            58,400
  5,100    FSI International, Inc.+                                       37,638
  4,800    Fairchild Semiconductor Corporation+                          119,856
    900    FormFactor Inc.+                                               17,820
  2,500    FuelCell Energy, Inc.+                                         32,500
  1,400    GTC Biotherapeutics, Inc.+                                      4,466
  1,600    General Cable Corporation+                                     13,040
    900    Gerber Scientific, Inc.+                                        7,164
  2,700    Getty Images, Inc.+                                           135,351
    500    Glenayre Technologies, Inc.+                                    1,345
  6,318    GlobespanVirata, Inc.+                                         37,150
    200    Glowpoint, Inc.+                                                  350
  3,200    Harman International Industries, Incorporated                 236,736
  3,600    Harmonic Inc.+                                                 26,100
  2,600    Harris Corporation                                             98,670
  1,520    Harvard Bioscience, Inc.+                                      13,528
  3,700    Hearst-Argyle Television, Inc.                                101,972
  1,950    Herley Industries, Inc.+                                       40,365
    400    hi/fn, inc.+                                                    4,760
  5,200    Hollywood Entertainment Corporation+                           71,500

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
 48,405    Hughes Electronics Corporation+                          $    801,105
    600    Hungarian Telephone and Cable Corp.+                            5,916
  1,800    Hutchinson Technology Incorporated+                            55,332
    200    IXYS Corporation+                                               1,870
  1,700    Illumina, Inc.+                                                11,985
  2,500    Innovex, Inc.+                                                 21,075
  3,400    Integrated Circuit Systems, Inc.+                              96,866
  1,300    Integrated Silicon Solution, Inc.+                             20,371
  4,500    Interactive Data Corporation+                                  74,520
    100    Interlink Electronics, Inc.+                                      702
  1,702    Intermagnetics General Corporation+                            37,716
  2,800    International Rectifier Corp.+                                138,348
  6,396    Intersil Holding Corporation (Class A)                        158,941
  2,200    Itron, Inc.+                                                   40,392
  2,100    Ixia+                                                          24,570
    600    Keithley Instruments, Inc.                                     10,980
  3,300    Kemet Corp.+                                                   45,177
  3,900    Kopin Corporation+                                             26,169
  2,400    Kulicke and Soffa Industries+                                  34,512
  7,500    LAM Research Corp.+                                           242,250
    100    LCC International, Inc. (Class A)+                                536
  8,700    Lattice Semiconductor Corporation+                             84,216
    500    LeCroy Corporation+                                             9,005
    100    LightPath Technologies, Inc. (Class A)+                           279
    600    Littelfuse Inc.+                                               17,292
 10,500    MEMC Electronic Materials, Inc.+                              101,010
  2,453    MKS Instruments, Inc.+                                         71,137
  5,587    MRV Communications, Inc.+                                      21,007
  2,600    MTS Systems Corporation                                        49,998
    100    M~WAVE, Inc.+                                                      53
  2,860    Macromedia, Inc.+                                              51,022
    200    Manufacturers' Services Limited+                                1,216
  1,800    Mattson Technology, Inc.+                                      21,996
    400    Maxwell Technologies, Inc.+                                     2,840
  1,400    Mercury Computer Systems, Inc.+                                34,860
    500    Mestek, Inc.+                                                   9,630
  2,100    Methode Electronics Inc.                                       25,683
  1,700    Microsemi Corporation+                                         41,786
  5,400    Microtune, Inc.+                                               13,230
    400    Monolithic System Technology, Inc.+                             3,420
  2,500    Mykrolis Corporation+                                          40,200
    200    NETGEAR, Inc.+                                                  3,198
  3,300    Nanogen, Inc.+                                                 29,733
    600    Nanometrics Incorporated+                                       8,826
    600    Nanophase Technologies Corporation+                             4,854
  1,600    NeoMagic Corporation+                                           4,416
    700    Neoware Systems, Inc.+                                          9,590
  3,400    Netopia, Inc.+                                                 49,572
  8,100    New Focus, Inc.+                                               40,662
  1,700    Newport Corporation+                                           28,101
    500    North Coast Energy, Inc.+                                       5,346
    800    Novoste Corporation+                                            3,832
    800    Nu Horizons Electronics Corp.+                                  7,840
 13,900    ON Semiconductor Corporation+                                  89,655
    700    OSI Systems, Inc.+                                             13,447
  1,100    OmniVision Technologies, Inc.+                                 60,775
  1,800    Oplink Communications, Inc.+                                    4,302
    400    Optical Communication Products, Inc.+                           1,480
    120    P-Com, Inc.+                                                       16
    200    PDF Solutions, Inc.+                                            2,980
  1,100    PLX Technology, Inc.+                                           9,735
    950    Park Electrochemical Corp.                                     25,166
    800    ParkerVision, Inc.+                                             7,832
  1,100    Parlex Corporation+                                             8,701
  2,900    Paxson Communications Corporation+                             11,165
  1,500    Pemstar Inc.+                                                   4,935
  1,000    Pericom Semiconductor Corporation+                             10,660
  1,100    Photon Dynamics, Inc.+                                         44,264
  2,400    Pinnacle Systems, Inc.+                                        20,472
  1,700    Pixelworks, Inc.+                                              18,768
    700    Planar Systems Inc.+                                           17,024
  1,900    Plantronics, Inc.+                                             62,035
  1,500    Plexus Corporation+                                            25,755

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    500    Powell Industries, Inc.+                                 $      9,575
  1,600    Power Integrations, Inc.+                                      53,536
  2,400    Powerwave Technologies, Inc.+                                  18,360
    900    Preformed Line Products Company                                25,893
 14,129    Proxim Corporation (Class A)+                                  23,595
  6,100    Quantum Corporation-DLT & Storage Systems+                     19,032
    200    QuickLogic Corporation+                                           994
  5,200    REMEC, Inc.+                                                   43,732
 11,800    RF Micro Devices, Inc.+                                       118,590
    700    RadiSys Corporation+                                           11,802
  6,400    Rambus Inc.+                                                  196,480
  1,200    Rayovac Corporation+                                           25,140
     80    Robotic Vision Systems, Inc.+                                     256
  1,700    Rofin-Sinar Technologies, Inc.+                                58,752
    900    Rudolph Technologies, Inc.+                                    22,086
  3,300    SAFLINK Corporation+                                            8,877
    100    SBS Technologies, Inc.+                                         1,471
    800    SCM Microsystems, Inc.+                                         6,176
  1,100    SIPEX Corporation+                                              8,481
  1,200    The Sagemark Companies Ltd.+                                    2,040
  4,318    ScanSoft, Inc.+                                                22,972
  2,900    Seagate Technology+                                            54,810
    500    Semitool, Inc.+                                                 5,361
  2,700    Semtech Corporation+                                           61,371
  2,900    Sigmatel Incorporated+                                         71,572
  3,300    Silicon Image, Inc.+                                           23,859
  3,100    Silicon Laboratories Inc.+                                    133,982
  3,700    Silicon Storage Technology, Inc.+                              40,700
  1,500    Siliconix Incorporated+                                        68,550
    600    SimpleTech, Inc.+                                               3,606
  3,300    Sirenza Microdevices, Inc.+                                    15,840
  6,400    Skyworks Solutions, Inc.+                                      55,680
  2,500    Somera Communications, Inc.+                                    4,000
  2,100    SpectraLink Corporation                                        40,257
  1,900    Standard Microsystems Corporation+                             48,070
  4,000    Stratex Networks, Inc.+                                        17,000
    200    Suntron Corp.+                                                    860
    220    Superconductor Technologies Inc.+                               1,228
    100    Superior TeleCom Inc.+                                              -
    100    Supertex, Inc.+                                                 1,910
  1,176    SymmetriCom, Inc.+                                              8,561
    300    Synaptics Incorporated+                                         4,494
  2,900    THQ Inc.+                                                      49,039
  1,000    TTM Technologies, Inc.+                                        16,880
    600    Taser International, Inc+                                      49,350
  1,100    Technitrol, Inc.+                                              22,814
  3,000    Tekelec+                                                       46,650
  4,200    Terayon Communication Systems, Inc.+                           18,900
  6,400    Therma-Wave Inc.+                                              37,760
    900    Three-Five Systems, Inc.+                                       4,716
    700    Tollgrade Communications, Inc.+                                12,271
 12,600    Transmeta Corporation+                                         42,840
  3,600    TranSwitch Corporation+                                         8,280
  1,700    Tripath Technology Inc.+                                       11,730
  4,845    TriQuint Semiconductor, Inc.+                                  34,254
    200    Tvia, Inc.+                                                       470
  1,200    Tweeter Home Entertainment Group, Inc.+                        11,340
  2,200    Ultralife Batteries, Inc.+                                     27,236
  2,100    Ultratech Stepper, Inc.+                                       61,677
    600    United Industrial Corporation                                  10,830
    600    Unitil Corporation                                             15,480
  1,800    Valence Technology, Inc.+                                       6,750
  2,200    Varian Inc.+                                                   91,806
  2,300    Varian Semiconductor Equipment Associates, Inc.+              100,487
  1,300    ViaSat, Inc.+                                                  24,882
  1,800    Vicor Corporation+                                             20,538
    300    Virage Logic Corporation+                                       3,051
  6,926    Vishay Intertechnology, Inc.+                                 158,605
  9,900    Vitesse Semiconductor Corporation+                             58,113
     66    Vyyo Inc.+                                                        563
  6,300    WJ Communications, Inc.+                                       32,250
 10,100    Western Digital Corporation+                                  119,079
  4,900    Western Wireless Corporation (Class A)+                        89,964
    800    Wilson Greatbatch Technologies, Inc.+                          33,816
    900    Xicor, Inc.+                                                   10,206
     75    YDI Wireless, Inc.+                                               409

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  3,200    Zebra Technologies Corporation (Class A)+                $    212,384
  4,325    Zhone Technologies, Inc.+                                      21,279
  2,561    Zoran Corporation+                                             44,536
                                                                    ------------
                                                                      11,734,482
                                                                    ------------

   ENERGY & RAW MATERIALS - 2.3%
  1,000    APCO Argentina Inc.                                            26,510
  1,500    Alliance Resource Partners, LP                                 51,570
    800    Altair Nanotechnologies, Inc.+                                  2,104
  3,600    Arabian American Development Company+                             180
  4,000    Arch Coal, Inc.                                               124,680
  1,250    AstroPower, Inc.+                                                 813
    700    Atwood Oceanics, Inc.+                                         22,358
    100    Barnwell Industries, Inc.                                       3,150
  6,900    Brigham Exploration Company+                                   55,400
    800    Buckeye Partners, LP                                           36,280
    300    CARBO Ceramics Inc.                                            15,375
  2,400    Cabot Oil & Gas Corporation                                    70,440
  1,481    Cimarex Energy Co.+                                            39,528
  3,700    Cooper Cameron Corporation+                                   172,420
    200    Dawson Geophysical Company+                                     1,500
  4,500    Denbury Resources Inc.+                                        62,595
    700    Dril-Quip, Inc.+                                               11,410
  6,820    ENSCO International Incorporated                              185,299
  4,203    Emex Corporation+                                                  42
 10,000    Enterprise Products Partners LP                               245,500
  1,400    Evergreen Resources, Inc.+                                     45,514
  1,000    The Exploration Company of Delaware+                            6,080
  2,800    FMC Technologies, Inc.+                                        65,240
  1,900    Forest Oil Corporation+                                        54,283
    500    Friede Goldman Halter, Inc.+                                        -
  4,400    Grant Prideco, Inc.+                                           57,288
 14,300    Grey Wolf, Inc.+                                               53,482
  2,349    Hanover Compressor Company+                                    26,191
  3,300    Headwaters Incorporated+                                       64,746
  2,300    Helmerich & Payne, Inc.                                        64,239
  4,800    Horizon Offshore, Inc.+                                        21,120
  2,800    Hydril Company+                                                67,004
  1,000    Inergy, LP                                                     49,500
  2,300    Joy Global Inc.                                                60,145
    900    Kestrel Energy, Inc.+                                             297
  6,600    Key Energy Services, Inc.+                                     68,046
  1,200    Kirby Corporation+                                             41,856
  2,100    Liquidmetal Technologies+                                       5,964
    300    Lufkin Industries, Inc.                                         8,637
     14    Lynx Therapeutics, Inc.+                                           88
    600    MAXXAM Inc.+                                                   11,370
  3,700    Massey Energy Company                                          76,960
    200    McDermott International, Inc.+                                  2,390
  2,400    NL Industries, Inc.                                            28,080
  3,800    Newpark Resources, Inc.+                                       18,202
  3,300    Noble Energy, Inc.                                            146,619
  1,500    Offshore Logistics, Inc.+                                      36,780
    600    Oil States International, Inc.+                                 8,364
    100    Pacific Gulf Resources+                                             5
 10,900    Parker Drilling Company+                                       27,795
  2,100    Peabody Energy Corporation                                     87,591
    400    Penn Virginia Corporation                                      22,260
  3,300    Petroleum Development Corporation+                             78,210
  1,100    Petrominerals Corporation+                                        215
  2,800    Plains All American Pipeline, LP                               90,888
  1,400    Plains Resources Inc.+                                         22,470
    650    Prima Energy Corporation+                                      22,854
  5,700    Prolong International Corporation+                              2,223
  1,300    Quantum Fuel Systems Technologies Worldwide, Inc.+             10,452
    100    RGC Resources, Inc.                                             2,285
  4,500    Range Resources Corporation                                    42,525
 12,500    Reliant Resources, Inc.+                                       92,000
  1,000    SEACOR SMIT Inc.+                                              42,030
  4,800    Smith International, Inc.+                                    199,296
  3,100    Southwestern Energy Company+                                   74,090
  1,900    Swift Energy Company+                                          32,015
  1,100    TC Pipelines, LP                                               36,079
  3,700    Tidewater Inc.                                                110,556
  3,800    Tom Brown, Inc.+                                              122,550
  5,700    Trico Marine Services, Inc.+                                   10,203
  3,900    USEC Inc.                                                      32,760
  1,800    Unit Corporation+                                              42,390
  5,200    Valero Energy Corporation                                     240,968

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,500    W-H Energy Services, Inc.+                               $     40,500
  6,700    Weatherford International Ltd.+                               241,200
  1,500    Western Gas Resources, Inc.                                    70,875
    400    World Fuel Services Corporation                                13,580
  1,300    Xanser Corporation+                                             3,081
                                                                    ------------
                                                                       4,029,585
                                                                    ------------

   ENERGY & UTILITIES - 2.7%
  4,300    AGL Resources Inc.                                            125,130
  3,900    ALLETE, Inc.                                                  119,340
  3,500    Active Power, Inc.+                                            10,150
  6,200    Alliant Energy Corporation                                    154,380
    150    American States Water Company                                   3,750
  7,810    Aquila, Inc.+                                                  26,476
    150    Artesian Resources Corporation (Class A)                        4,179
  4,100    Atmos Energy Corporation                                       99,630
  1,100    Avista Corporation                                             19,932
    200    BIW Limited                                                     3,820
  7,730    Beacon Power Corporation+                                       8,426
  1,100    Black Hills Corporation                                        32,813
    900    CH Energy Group, Inc.                                          42,210
    500    California Water Service Group                                 13,700
    100    Cascade Natural Gas Corporation                                 2,109
  2,766    Catalytica Energy Systems, Inc.+                                9,678
    600    Central Vermont Public Service Corporation                     14,100
    300    Chesapeake Utilities Corporation                                7,815
  2,500    Cleco Corporation                                              44,950
    400    Connecticut Water Service, Inc.                                11,060
  7,300    DPL Inc.                                                      152,424
    100    Delta Natural Gas Company, Inc.                                 2,386
 10,000    Distributed Energy Systems Corp.                               28,600
  5,200    Duquesne Light Holdings Inc.                                   95,368
  4,400    El Paso Electric Company+                                      58,740
  2,200    Empire District Electric Company                               48,246
  2,400    Energen Corporation                                            98,472
  6,300    Energy East Corporation                                       141,120
    200    Energy West Incorporated                                        1,190
    200    EnergySouth, Inc.                                               7,000
  4,200    Equitable Resources, Inc.                                     180,264
    133    Florida Public Utilities Company                                2,088
  3,200    Great Plains Energy Incorporated                              101,824
  1,000    Green Mountain Power Corporation                               23,600
  1,700    Hawaiian Electric Industries, Inc.                             80,529
  1,500    IDAcorp Inc.                                                   44,880
    200    The Laclede Group, Inc.                                         5,710
  4,950    MDU Resources Group                                           117,860
    200    MGE Energy, Inc.                                                6,302
    466    Middlesex Water Company                                         9,460
  3,300    NSTAR                                                         160,050
  3,000    NUI Corporation                                                48,360
  3,400    National Fuel Gas Company                                      83,096
  1,400    New Jersey Resources Corporation                               53,914
  9,000    Northeast Utilities                                           181,530
  1,200    Northwest Natural Gas Company                                  36,900
  5,400    Northwestern Corporation+                                         432
  5,500    OGE Energy Corp.                                              133,045
  3,800    ONEOK, Inc.                                                    83,904
    600    Otter Tail Company                                             16,038
  2,000    PNM Resources Inc.                                             56,200
    133    Pennichuck Corporation                                          3,759
  8,258    Pepco Holdings, Inc.                                          161,361
  3,413    Philadelphia Suburban Corporation                              75,427
  2,500    Piedmont Natural Gas Company, Inc.                            108,650
  6,500    Puget Energy, Inc.                                            154,505
  5,500    Questar Corporation                                           193,325
  7,000    SCANA Corporation                                             239,750
    800    SEMCO Energy, Inc.                                              3,920
    100    SJW Corp.                                                       8,925
  5,300    Sierra Pacific Resources+                                      38,902
    400    South Jersey Industries, Inc.                                  16,200
  4,326    Southern Union Company+                                        79,598
  1,500    Southwest Gas Corporation                                      33,675
  2,120    Southwest Water Company                                        34,026
    600    Streicher Mobile Fueling, Inc.+                                   798
 15,700    Tatham Offshore, Inc.+                                              8
  3,500    UGI Corporation                                               118,650
    700    UIL Holdings Corporation                                       31,570
  1,600    UniSource Energy Corporation                                   39,456
  2,700    Vectren Corporation                                            66,555

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,600    Veritas DGC Inc.+                                        $     27,248
  2,200    WGL Holdings Inc.                                              61,138
  2,400    WPS Resources Corporation                                     110,952
  3,600    Westar Energy, Inc.                                            72,900
  7,400    Wisconsin Energy Corporation                                  247,530
                                                                    ------------
                                                                       4,742,008
                                                                    ------------

   FOOD & AGRICULTURE - 2.1%
  5,300    7-Eleven, Inc.+                                                85,065
    300    Alico, Inc.                                                    10,428
    900    American Italian Pasta Company (Class A)                       37,710
    300    The Andersons, Inc.                                             4,790
  2,900    Aurora Food Inc.+                                                  15
    500    Bridgford Foods Corporation                                     3,925
  6,800    Bunge Limited                                                 223,856
    200    Cagle's Inc. (Class A)+                                         1,780
  1,802    Chiquita Brands International, Inc.+                           40,599
    400    Coca-Cola Bottling Co. Consolidated                            21,396
  1,700    Corn Products International, Inc.                              58,565
  1,200    Cuisine Solutions, Inc.+                                        1,236
  7,171    Dean Foods Company+                                           235,711
 10,600    Del Monte Foods Company+                                      110,240
  1,800    Delta and Pine Land Company                                    45,720
  2,700    Eden Bioscience Corporation+                                    3,858
    400    Embrex, Inc.+                                                   5,496
    100    Fisher Communications, Inc.+                                    5,100
  2,175    Flowers Foods, Inc.                                            56,115
    900    Fresh Brands, Inc.                                              9,900
  4,500    Fresh Del Monte Produce Inc.                                  107,235
  1,100    Gehl Company+                                                  15,620
    200    Glacier Water Services, Inc.+                                   3,960
    600    Golden Enterprises, Inc.                                        1,751
    300    Green Mountain Coffee, Inc.+                                    6,906
  1,000    Griffin Land & Nurseries, Inc.+                                14,211
    700    Group 1 Software, Inc.+                                        12,334
  2,100    Hain Celestial Group, Inc.+                                    48,741
    400    Harris & Harris Group, Inc.+                                    4,612
  4,100    Hines Horticulture, Inc.+                                      18,040
  1,700    Horizon Organic Holding Corporation+                           40,715
  5,900    Hormel Foods Corporation                                      152,279
     12    Imperial Sugar Company+                                           170
  1,800    Ingles Markets, Incorporated (Class A)                         18,486
    900    International Multifoods+                                      16,200
  1,900    Interstate Bakeries Corporation                                27,037
    400    J & J Snack Foods Corp.+                                       15,104
  2,900    The J.M. Smucker Company                                      131,341
    100    John B. Sanfilippo & Son, Inc.+                                 5,104
 16,600    Kraft Foods Inc. (Class A)                                    534,852
  1,400    Lance, Inc.                                                    21,042
    600    Lindsay Manufacturing Co.                                      15,150
    200    MGP Ingredients, Inc.                                           3,150
    700    Marsh Supermarkets, Inc. (Class B)                              7,560
    400    Maui Land & Pineapple Company, Inc.+                           13,832
    700    Monterey Pasta Company+                                         2,611
  1,700    Nash-Finch Company                                             37,978
    700    Neogen Corporation+                                            17,339
  3,300    Osteotech, Inc.+                                               29,040
    900    The Pantry, Inc.+                                              20,430
    600    Peets Coffee & Tea Inc.+                                       10,446
  6,927    PepsiAmericas, Inc.                                           118,590
  3,400    Performance Food Group Company+                               122,978
    200    Pilgrim's Pride Corporation                                     3,266
  1,200    Provena Foods Inc.+                                             1,536
  1,432    Ralcorp Holdings, Inc.+                                        44,908
    100    Rica Foods, Inc.+                                                 115
    400    Rocky Mountain Chocolate Factory, Inc.                          5,020
  1,700    Sanderson Farms, Inc.                                          68,510
  1,700    The Scotts Company (Class A)+                                 100,572
    200    Seneca Foods Corporation (Class A)+                             4,300
  4,200    Sensient Technologies Corporation                              83,034
    800    Smart & Final Inc.+                                             8,064
  5,000    Smithfield Foods, Inc.+                                       103,500
    800    Spartan Stores, Inc.+                                           4,000
  2,200    Spectrum Organic Products, Inc.+                                1,738

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    700    Standard Commercial Corporation                          $     14,049
    400    Tasty Baking Company                                            4,044
    100    Tejon Ranch Co.+                                                4,101
  7,000    Terra Industries, Inc.+                                        23,170
  2,427    Tootsie Roll Industries, Inc.                                  87,372
 21,258    Tyson Foods, Inc. (Class A)                                   281,456
    900    Uni-Marts, Inc.+                                                1,404
  2,100    United Natural Foods, Inc.+                                    75,411
  1,100    Virbac Corporation+                                             5,500
  1,700    VistaCare, Inc. (Class A)+                                     59,755
  4,400    Wild Oats Markets, Inc.+                                       56,892
    800    Willamette Valley Vineyards, Inc.+                              1,696
    500    Zanett, Inc.+                                                   1,250
    100    Zapata Corporation+                                             5,799
                                                                    ------------
                                                                       3,606,811
                                                                    ------------

   GOLD - 0.1%
  7,900    Glamis Gold Ltd.+                                             135,248
  2,200    Gold Reserve Inc.+                                             10,714
 13,100    Hanover Gold Company, Inc.+                                     2,227
  2,000    MK Gold Company+                                                3,040
  3,900    Meridian Gold Inc.+                                            56,979
  2,500    Royal Gold, Inc.                                               52,325
 12,700    U.S. Gold Corporation+                                         10,414
                                                                    ------------
                                                                         270,947
                                                                    ------------

   INSURANCE - 3.4%
  4,300    21st Century Insurance Group                                   59,125
  3,400    Alfa Corporation                                               43,724
    414    Alleghany Corporation+                                         92,115
  4,000    Allmerica Financial Corporation+                              123,080
  5,300    American Financial Group, Inc.                                140,238
    600    American Medical Security Group, Inc.+                         13,452
  1,300    American National Insurance Company                           109,681
  3,000    AmerUs Group Co.                                              104,910
  2,500    Arch Capital Group Ltd.+                                       99,650
  1,000    Argonaut Group, Inc.+                                          15,540
  3,600    Arthur J. Gallagher & Co.                                     116,964
    700    Atlantic American Corporation+                                  2,100
    850    Baldwin & Lyons, Inc. (Class B)                                23,851
  4,200    Berkley (W.R.) Corporation                                    146,790
  3,100    Brown & Brown                                                 101,091
 10,694    CNA Financial Corporation+                                    257,725
    800    CNA Surety Corporation+                                         7,608
  2,000    Clark, Inc.+                                                   38,480
  1,500    The Commerce Group, Inc.                                       59,250
 20,000    Conseco, Inc.+                                                436,000
  2,400    Crawford & Company (Class B)                                   16,944
  1,500    Delphi Financial Group, Inc. (Class A)                         54,000
  1,566    Donegal Group Inc. (Class B)                                   30,145
    500    EMC Insurance Group, Inc.                                      10,570
  2,800    Erie Indemnity Company (Class A)                              118,664
    400    FBL Financial Group, Inc. (Class A)                            10,320
    300    FMS Financial Corporation                                       5,400
  1,900    FPIC Insurance Group, Inc.+                                    47,671
  8,372    Fidelity National Financial, Inc.                             324,666
  5,500    The First American Financial Corporation                      163,735
    200    First United Corporation                                        4,874
  4,100    Fremont General Corporation                                    69,331
  2,310    Great American Financial Resources, Inc.                       37,468
  2,500    HCC Insurance Holdings, Inc.                                   79,500
  1,200    Harleysville Group Inc.                                        23,868
  1,500    Hilb, Rogal and Hamilton Company                               48,105
  2,100    Horace Mann Educators Corporation                              29,337
    400    Independence Holding Company                                    9,500
    600    Infinity Property & Casualty Corporation                       19,830
    400    Kansas City Life Insurance Company                             18,996
  1,200    LandAmerica Financial Group, Inc.                              62,712
    700    The Liberty Corporation                                        31,633
  3,600    The MONY Group Inc.+                                          112,644
    500    Markel Corporation+                                           126,755
    400    Meadowbrook Insurance Group, Inc.+                              1,692
    100    Merchants Group, Inc.                                           2,382

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,200    Mercury General Corporation                              $    102,410
    900    NYMAGIC, Inc.                                                  24,678
  1,000    National Medical Health Card Systems, Inc.+                    17,700
  2,100    Nationwide Financial Services, Inc. (Class A)                  69,426
  1,600    The Navigators Group, Inc.+                                    49,392
  3,300    Odyssey Re Holdings Corp.                                      74,415
  5,600    Ohio Casualty Corporation+                                     97,216
  8,250    Old Republic International Corporation                        209,220
    700    PICO Holdings, Inc.+                                           10,969
  4,300    PMA Capital Corporation (Class A)                              22,016
  4,900    The PMI Group, Inc.                                           182,427
  1,000    Penn Treaty American Corporation+                               1,840
    750    Penn-America Group, Inc.                                        9,953
  1,900    Philadelphia Consolidated Holding Corp.+                       92,777
  6,900    The Phoenix Companies, Inc.                                    83,076
  3,000    Presidential Life Corporation                                  39,480
  2,600    ProAssurance Corporation+                                      83,590
  3,400    Protective Life Corporation                                   115,056
    600    RLI Corp.                                                      22,476
    200    RTW, Inc.+                                                      1,288
  4,344    Radian Group Inc.                                             211,770
  2,000    Reinsurance Group of America, Incorporated                     77,300
    400    SCPIE Holdings Inc.                                             3,528
  2,700    Selective Insurance Group, Inc.                                87,372
  1,200    StanCorp Financial Group, Inc.                                 75,456
    900    State Auto Financial Corporation                               21,051
    600    Sterling Financial Corporation+                                16,650
    700    Stewart Information Services Corporation                       28,385
  2,400    Transatlantic Holdings, Inc.                                  193,920
  1,300    Triad Guaranty Inc.+                                           65,455
  3,900    UICI+                                                          51,792
    200    U.S.I. Holdings Corporation+                                    2,610
    300    Unico American Corporation+                                     1,674
    100    United Fire & Casualty Company                                  4,036
  3,000    Unitrin, Inc.                                                 124,230
  2,100    Universal American Financial Corp.+                            20,811
  1,900    Vesta Insurance Group, Inc.                                     7,315
  1,700    Zenith National Insurance Corp.                                55,335
                                                                    ------------
                                                                       5,810,211
                                                                    ------------

   INTERNATIONAL OIL - 0.2%
  3,900    ATP Oil & Gas Corporation+                                     24,492
 14,389    GlobalSantaFe Corporation                                     357,279
                                                                    ------------
                                                                         381,771
                                                                    ------------

   LIQUOR - 0.2%
    500    The Boston Beer Company, Inc. (Class A)+                        9,070
  1,450    Central European Distribution Corporation+                     45,820
  1,900    The Chalone Wine Group, Ltd.+                                  16,720
  4,600    Constellation Brands, Inc. (Class A)+                         151,478
  5,400    Frederick Brewing Co.+                                            108
  1,000    Genesee Corporation (Class B)+                                  3,610
  1,100    National Beverage Corp.+                                       17,930
    100    Pyramid Breweries Inc.                                            344
  1,600    The Robert Mondavi Corporation (Class A)+                      62,144
                                                                    ------------
                                                                         307,224
                                                                    ------------

   MEDIA - 4.6%
  7,500    A.H. Belo Corporation (Class A)                               212,550
  1,800    AMC Entertainment Inc.+                                        27,378
    200    Acme Communications, Inc.+                                      1,758
  3,000    Adolor Corporation+                                            60,060
    900    Advanced Marketing Services, Inc.                              10,260
  9,800    American Tower Corporation (Class A)+                         106,036
  1,200    America's Car-Mart, Inc.+                                      32,304
  1,400    Banta Corporation                                              56,700
    400    Beasley Broadcast Group, Inc. (Class A)+                        6,572

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,400    Blockbuster Inc. (Class A)                               $     43,080
  8,200    CNET Networks, Inc.+                                           55,924
     50    CTN Media Group, Inc.+                                              -
 11,200    Cablevision Systems Corporation (Class A)+                    261,968
    600    Cadmus Communications Corporation                               7,800
 18,600    Charter Communications, Inc. (Class A)+                        74,772
    500    Consolidated Graphics, Inc.+                                   15,790
 33,700    Cox Communications, Inc. (Class A)+                         1,160,965
  3,700    Crown Media Holdings, Inc. (Class A)+                          30,599
  4,600    Cumulus Media Inc. (Class A)+                                 101,200
    100    Daily Journal Corporation+                                      3,100
  4,800    The E.W. Scripps Company (Class A)                            451,872
 13,700    EchoStar Communications Corporation (Series A)+               465,800
  4,400    Emmis Communications Corporation (Class A)+                   119,020
  2,000    Entercom Communications Corp.+                                105,920
  3,000    Entravision Communications Corporation (Class A)+              33,300
 18,200    Fox Entertainment Group, Inc. (Class A)+                      530,530
  1,920    Gaylord Entertainment Company+                                 57,312
    200    Gray Television, Inc.                                           3,024
    300    Gray Television, Inc. (Class A)                                 4,551
  3,600    Harte-Hanks, Inc.                                              78,300
  4,000    Hollinger International Inc.                                   62,480
  1,400    Information Holdings Inc.+                                     30,940
  5,400    Insight Communications Company, Inc.+                          55,674
 35,460    InterActiveCorp+                                            1,203,158
    200    Intraware, Inc.+                                                  402
  2,500    John Wiley & Sons, Inc. (Class A)                              65,075
  1,200    Journal Register Co.+                                          24,840
  2,600    Lee Enterprises, Incorporated                                 113,490
    400    Lifeline Systems, Inc.+                                         7,600
  1,300    Lin TV Corp. (Class A)+                                        33,553
    100    Lynch Interactive Corporation+                                  2,385
  2,900    Martha Stewart Living Omnimedia, Inc. (Class A)+               28,565
  2,900    The McClatchy Company (Class A)                               199,520
  1,000    Media General, Inc. (Class A)                                  65,100
  3,900    Mediacom Communications Corporation+                           33,813
  9,854    Metro-Goldwyn-Mayer Inc.+                                     168,405
 11,700    Metromedia International Group, Inc.+                           1,755
    100    Network Equipment Technologies, Inc.+                           1,100
  8,334    PRIMEDIA Inc.+                                                 23,585
 10,100    PanAmSat Corporation+                                         217,756
  1,700    Penton Media, Inc.+                                             2,210
    800    Playboy Enterprises, Inc.+                                     12,928
  1,000    Pulitzer Inc.                                                  54,000
  4,100    Radio One, Inc. (Class A)+                                     80,155
    500    Radio Unica Corp.+                                                315
  2,000    Raindance Communications, Inc.+                                 5,500
  5,200    The Reader's Digest Association, Inc.                          76,232
  3,500    Regal Entertainment Group (Class A)                            71,820
  1,900    Regent Communications, Inc.+                                   12,065
    425    Saga Communications, Inc. (Class A)+                            7,875
    900    Salem Communications Corporation (Class A)+                    24,408
  3,275    Scholastic Corporation+                                       111,481
  5,000    Sinclair Broadcast Group, Inc. (Class A)+                      74,600
    100    The Source Information Management Company+                      1,062
  4,100    Spanish Broadcasting System, Inc. (Class A)+                   43,050
    200    Thomas Nelson, Inc.                                             3,866
  4,400    TiVo Inc.+                                                     32,560
 22,800    USTMAN Technologies, Inc.+                                        684
  2,000    United Capital Corp.                                           41,440
  9,900    UniverCell Holdings, Inc.+                                        337
  2,400    Valassis Communications, Inc.+                                 70,440

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,100    ValueVision International, Inc. (Class A)+               $     35,070
    463    The Washington Post Company (Class B)                         366,418
  6,200    Westwood One, Inc.+                                           212,102
  7,600    XM Satellite Radio Holdings Inc. (Class A)+                   200,336
  1,200    Young Broadcasting Inc. (Class A)+                             24,048
                                                                    ------------
                                                                       8,022,643
                                                                    ------------

   MISCELLANEOUS - 0.0%
  1,100    ATG Inc.+                                                           -
  2,800    Coinstar, Inc.+                                                50,568
                                                                    ------------
                                                                          50,568
                                                                    ------------

   MISCELLANEOUS FINANCE - 8.8%
  1,000    1st Source Corporation                                         21,510
  5,100    A.G. Edwards, Inc.                                            184,773
  2,200    AMCORE Financial, Inc.                                         59,444
    300    ASB Financial Corp.                                             7,305
  2,100    Accredited Home Lenders Holding Company+                       64,260
  1,700    Advanta Corp.                                                  22,083
  1,000    Affiliated Managers Group, Inc.+                               69,590
    900    Agree Realty Corporation                                       25,452
  4,200    Alliance Capital Management Holding LP                        141,750
  7,065    Allied Capital Corporation                                    196,972
    900    AmerAlia, Inc.+                                                   315
  4,400    American Capital Strategies, Ltd.                             130,812
    700    American Financial Realty Trust                                11,935
  3,144    American Home Mortgage Investment Corp.                        70,771
    700    American Insured Mortgage Investors LP, Series 86                 875
    400    American Insured Mortgage Investors LP, Series 88                 552
  6,500    AmeriCredit Corp.+                                            103,545
 22,100    Ameritrade Holding Corporation+                               310,947
    100    Ampal-American Israel Corporation (Class A)+                      326
  1,600    Anchor Bancorp Wisconsin, Inc.                                 39,840
  3,800    Astoria Financial Corporation                                 141,360
    300    Atlantic Realty Trust                                           4,416
    400    Atlantis Plastics, Inc.+                                        4,840
    300    BNP Residential Properties, Inc.                                3,483
  2,234    BOK Financial Corporation+                                     86,500
  2,800    BP Prudhoe Bay Royalty Trust                                   79,772
  2,600    BankUnited Financial Corporation (Class A)+                    67,054
    500    Banner Corporation                                             12,575
  3,800    Bay View Capital Corporation+                                   8,132
     62    Berkshire Hathaway Inc. (Class A)+                          5,223,500
     66    Berkshire Hathaway Inc. (Class B)+                            185,790
    700    Bingham Financial Services Corporation+                             -
  1,000    BlackRock, Inc.                                                53,110
    800    Boca Resorts, Inc. (Class A)+                                  11,968
 12,200    CIT Group Inc.                                                438,590
  1,650    CVB Financial Corp.                                            31,828
    100    Capital Corp of the West+                                       3,964
    413    Cascade Financial Corporation                                   7,961
  3,000    Cash America International, Inc.                               63,540
  1,511    Cathay General Bancorp, Inc.                                   84,132
    200    Cedar Shopping Centers Inc.+                                    2,484
    600    Central Pacific Financial Corp.                                18,024
  1,700    Ceres Group, Inc.+                                              9,928
    300    Charter Financial Corporation                                  11,181
  2,000    Charter Municipal Mortgage Acceptance Company                  42,260
  2,100    Chicago Mercantile Exchange                                   151,956
  1,039    Citizens, Inc.+                                                 9,797
    300    Coastal Bancorp, Inc.                                          12,333
    473    Coastal Financial Corporation                                   8,344
  3,250    Commercial Capital Bancorp, Inc.+                              69,582
  2,300    Commercial Federal Corporation                                 61,433
  1,900    CompuCredit Corporation+                                       40,432
    900    Corrections Corporation of America+                            25,947
    200    Cotton States Life Insurance Company                            3,944
  1,856    Cross Timbers Royalty Trust                                    52,933
  3,700    DVI, Inc.+                                                        148
    700    Danielson Holding Corporation+                                  2,037

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,800    Dime Community Bancshares                                $     86,128
  1,100    Downey Financial Corp.                                         54,230
 16,800    E* TRADE Group, Inc.+                                         212,520
    529    ESB Financial Corporation                                       8,670
    200    Eastern Virginia Bankshares, Inc.                               5,604
  2,800    Eaton Vance Corp.                                             102,592
  1,600    Encore Capital Group, Inc.+                                    23,760
    100    ePlus Inc.+                                                     1,233
  1,700    eSPEED, Inc. (Class A)+                                        39,797
    900    The FINOVA Group Inc.+                                            558
    700    Fidelity Bankshares, Inc                                       21,980
    300    Financial Federal Corporation+                                  9,165
    400    Financial Industries Corporation+                               5,640
  2,400    First Albany Companies Inc.                                    33,696
    700    First Community Bancorp                                        25,298
    300    First Defiance Financial Corp.                                  7,995
    600    First Financial Corporation                                    18,006
  1,500    First Financial Holdings, Inc.                                 46,890
    500    First Indiana Corporation                                       9,375
    615    First Place Financial Corp.                                    12,011
    800    First SecurityFed Financial, Inc.                              24,272
    300    First Sentinel Bancorp Inc.                                     6,318
  6,357    First Union Real Estate Equity & Mortgage Investments+         13,790
    600    FirstFed Financial Corp.+                                      26,100
  3,900    Flagstar Bancorp, Inc.                                         83,538
    300    FloridaFirst Bancorp, Inc.                                      9,930
    750    Flushing Financial Corporation                                 13,710
    300    Gabelli Asset Management Inc. (Class A)                        11,940
    300    Giant Industries, Inc.+                                         3,594
    110    Glacier Bancorp, Inc.                                           3,564
    710    Greater Delaware Valley Savings Bank                           19,880
  8,550    GreenPoint Financial Corp.                                    301,986
    900    HMN Financial, Inc.                                            21,861
  1,500    Hoenig Group (Contingent Payment Rights)                            -
    600    Hudson River Bancorp, Inc.                                     23,418
  3,400    Hugoton Royalty Trust                                          74,392
    300    Humphrey Hospitality Trust, Inc.                                1,383
    300    IBERIABANK Corporation                                         17,700
    200    ITLA Capital Corporation+                                      10,020
  3,700    Independence Community Bank Corp.                             133,089
    242    Independence Federal Savings Bank                               5,639
    942    Independent Bank Corporation (Michigan)                        26,715
  4,300    IndyMac Bancorp, Inc.                                         128,097
    800    Innsuites Hospitality Trust                                     1,200
    200    Instinet Group Incorporated+                                    1,030
  1,951    International Bancshares Corporation                           91,990
  3,000    Investment Technology Group, Inc.+                             48,450
  4,500    Investors Financial Services                                  172,845
  1,600    iPayment Holdings, Inc.+                                       54,400
  3,200    Jefferies Group, Inc.                                         105,664
  2,590    KNBT Bancorp Inc.+                                             45,532
  1,900    Klamath First Bancorp, Inc.                                    50,426
  7,900    Knight Trading Group, Inc.+                                   115,656
  4,200    La Quinta Corporation+                                         26,922
  2,100    LabOne, Inc.+                                                  68,187
  2,700    LaBranche & Co. Inc.                                           31,509
  1,707    Ladenburg Thalmann Financial Services Inc.+                       956
  4,000    Legg Mason, Inc.                                              308,720
  3,893    Leucadia National Corporation                                 179,467
  6,000    Liberty Self-Stor, Inc.+                                        3,900
  1,000    Lincoln Bancorp                                                19,920
    500    Lipid Sciences, Inc.+                                           1,786
    800    Local Financial Corp.+                                         16,672
  2,827    MAF Bancorp, Inc.                                             118,451
  1,050    MB Financial, Inc.                                             38,220
  1,500    MCG Capital Corporation                                        29,250
  1,600    Mail-Well, Inc.+                                                7,376
    200    Malan Realty Investors, Inc.                                      970
    300    Maxus Realty Trust, Inc.                                        3,138
    600    McGrath Rentcorp                                               16,350
  4,500    Medallion Financial Corp.                                      42,705
    600    Meritage Corporation+                                          39,786
  4,900    Metris Companies Inc.+                                         21,756
    500    MicroFinancial Incorporated+                                    1,450
    105    Mid Penn Bancorp, Inc.                                          2,520

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    200    The Midland Company                                      $      4,724
    400    Monmouth Capital Corporation                                    2,604
  2,200    Monmouth Real Estate Investment Corporation (Class A)          19,118
    400    NASB Financial Inc.                                            16,524
    178    NCO Portfolio Management, Inc.+                                 1,474
    500    Nastech Pharmaceutical Company+                                 4,800
  3,100    National Financial Partners Corporation                        85,405
    120    The National Security Group, Inc.                               2,311
    200    National Western Life Insurance Company (Class A)+             30,970
  2,800    New Century Financial Corporation                             111,076
 11,448    New York Community Bancorp, Inc.                              435,596
    400    North American Scientific, Inc.+                                4,200
  1,000    Northwest Bancorp, Inc.                                        21,360
  4,700    Nuveen Investments (Class A)                                  125,302
    900    Ocwen Financial Corporation+                                    7,974
    200    One Liberty Properties, Inc.                                    3,990
    500    PAB Bankshares, Inc.                                            7,770
  2,500    PMC Capital, Inc.                                              13,925
  1,200    PMC Commercial Trust                                           18,276
    266    PVF Capital Corp.                                               4,229
  2,333    Pacific Capital Bancorp                                        85,901
    450    The Peoples Holding Company                                    14,850
    600    PetroCorp Incorporated+                                         8,076
  1,300    Portfolio Recovery Associates, Inc.+                           34,515
  1,300    Prime Group Realty Trust+                                       8,151
  1,200    R & G Financial Corporation (Class B)                          47,760
  2,200    Raymond James Financial, Inc.                                  82,940
    600    Resource America, Inc. (Class A)                                9,000
    300    Roberts Realty Investors, Inc.                                  2,070
  6,700    SEI Investments Company                                       204,149
  1,210    SWS Group, Inc.                                                21,538
  1,730    Santander BanCorp                                              42,126
  1,400    Saxon Capital, Inc.+                                           29,330
  1,836    Seacoast Financial Services Corporation                        50,325
    200    Security Bank Corporation                                       6,300
  3,300    Siebert Financial Corp.+                                       11,946
    880    SoundView Technology Group, Inc.+                              13,631
 14,297    Sovereign Bancorp, Inc.                                       339,554
  2,500    Sports Resorts International, Inc.+                            11,500
  4,900    Staten Island Bancorp, Inc.                                   110,250
    800    The Student Loan Corporation                                  116,800
  1,700    Symons International Group, Inc.+                                  34
    100    TF Financial Corporation                                        3,374
    363    Tarragon Realty Investors Inc.+                                 5,993
  1,300    Thistle Group Holdings, Co.                                    33,722
  1,500    Transnational Financial Network+                                1,350
    400    United Community Banks, Inc.                                   13,160
  2,500    United PanAm Financial Corp.+                                  41,775
  6,400    UnitedGlobalCom Inc. (Class A)+                                54,272
    100    Value Line, Inc.                                                4,990
  7,420    W Holding Company, Inc.                                       138,086
  1,460    WFS Financial Inc.+                                            61,992
  1,000    W.P. Carey & Co. LLC                                           30,520
    200    WVS Financial Corp.                                             3,540
  3,100    Waddell & Reed Financial, Inc. (Class A)                       72,726
  5,084    Washington Federal, Inc.                                      144,386
    151    Wayne Savings Bancshares, Inc.                                  2,718
  1,680    Waypoint Financial Corp.                                       36,439
  3,300    Webster Financial Corporation                                 151,338
    900    Wellsford Real Properties Inc.+                                16,740
    302    Wesco Financial Corporation                                   106,304
    412    White Mountains Insurance Group Inc.                          189,499
    200    Willis Lease Finance Corporation+                               1,470
  2,800    Willow Grove Bankcorp, Inc.                                    49,728
  2,400    World Acceptance Corporation+                                  47,784
    700    Wyndham International, Inc.+                                      469
    100    The Ziegler Companies, Inc.                                     1,425
                                                                    ------------
                                                                      15,237,797
                                                                    ------------

   MOTOR VEHICLES - 1.1%
  1,400    A.O. Smith Corporation                                         49,070
    500    A.S.V., Inc.+                                                  18,680
  1,200    Aftermarket Technology Corp.+                                  16,464

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  3,600    American Axle & Manufacturing Holdings, Inc.+            $    145,512
  1,700    Arctic Cat Inc.                                                41,990
  3,200    ArvinMeritor, Inc.                                             77,184
  1,400    BorgWarner, Inc.                                              119,098
  1,100    CSK Auto Corporation+                                          20,647
    600    Coachmen Industries, Inc.                                      10,866
 11,400    Collins & Aikman Corporation+                                  49,362
  1,700    Donaldson Company, Inc.                                       100,572
    800    Dura Automotive Systems, Inc.+                                 10,216
  3,300    Federal-Mogul Corporation+                                        743
  2,200    Fleetwood Enterprises, Inc.+                                   22,572
  5,000    Gentex Corporation                                            220,800
  1,000    Group 1 Automotive, Inc.+                                      36,190
    100    Hastings Manufacturing Company+                                   350
  1,300    IMPCO Technologies, Inc.+                                      11,336
    600    Keystone Automotive Industries, Inc.+                          15,216
    200    The Lamson & Sessions Co.+                                      1,154
  3,000    Lear Corporation                                              183,990
    700    Lithia Motors, Inc. (Class A)                                  17,647
    600    MarineMax, Inc.+                                               11,658
    700    Midas Group, Inc.+                                             10,010
  1,500    Modine Manufacturing Co.                                       40,470
  1,600    Monaco Coach Corporation+                                      38,080
  1,950    Monro Muffler Brake, Inc.+                                     39,020
  1,437    Myers Industries, Inc.                                         17,416
  1,400    Oshkosh Truck Corporation                                      71,442
  1,700    Owosso Corporation+                                               170
  1,500    Polaris Industries, Inc.                                      132,870
  1,200    Sonic Automotive, Inc.                                         27,504
  4,000    Spartan Motors, Inc.                                           40,400
  2,800    Standard Motor Products, Inc.                                  34,020
    900    Starcraft Corporation+                                         28,458
    900    Stoneridge, Inc.+                                              13,545
    900    Superior Industries International, Inc.                        39,168
  3,595    SureBeam Corporation (Class A)+                                   863
  1,400    Thor Industries, Inc.                                          78,708
  3,500    Titan International, Inc.                                      10,710
  1,600    Tower Automotive, Inc.+                                        10,928
  1,300    United Auto Group, Inc.                                        40,690
  1,100    United Defense Industries, Inc.+                               35,068
    900    Winnebago Industries, Inc.                                     61,875
                                                                    ------------
                                                                       1,952,732
                                                                    ------------

   NON-DURABLES - 2.0%
  8,400    Acclaim Entertainment Inc.+                                     5,376
  1,000    Action Performance Companies, Inc.                             19,600
  4,950    Activision, Inc.+                                              90,090
  4,050    Applebee's International, Inc.                                159,043
    600    Atlantic Premium Brands, Ltd.+                                    870
  7,100    barnesandnoble.com inc.+                                       20,945
    430    Benihana Inc. (Class A)+                                        5,525
  1,500    Bob Evans Farms, Inc.                                          48,690
    210    Bowl America Incorporated (Class A)                             2,929
  4,000    Boyd Gaming Corporation                                        64,560
  2,300    The Boyds Collection, Ltd.+                                     9,775
  4,200    Brinker International, Inc.+                                  139,272
  2,600    Buca, Inc.+                                                    17,706
  3,500    CBRL Group, Inc.                                              133,910
  1,100    CEC Entertainment Inc.+                                        52,129
  2,300    CKE Restaurants, Inc.+                                         14,697
  2,000    California Pizza Kitchen, Inc.+                                40,260
  1,900    Centillium Communications, Inc.+                               10,697
  1,700    Championship Auto Racing Teams, Inc.+                             161
  2,800    Champps Entertainment, Inc.+                                   20,888
  2,700    Checkers Drive-In Restaurants, Inc.+                           28,107
  1,900    The Cheesecake Factory Incorporated+                           83,657
  1,000    Chicago Pizza & Brewery, Inc.+                                 14,920
    200    Churchill Downs Incorporated                                    7,240
  1,600    Daisytek International Corporation+                                26
  2,700    Denny's Corp.+                                                  1,080
    500    Department 56, Inc.+                                            6,550
  2,000    Dover Motorsports, Inc.                                         7,000
    400    Drew Industries Incorporated+                                  11,120
  2,000    Electronics Boutique Holdings Corp.+                           45,780
  1,200    Equity Marketing, Inc.+                                        16,920
  1,100    Factory 2-U Stores Inc.+                                        1,508

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    300    FinishMaster, Inc.+                                      $      2,850
  2,250    Fossil, Inc.+                                                  63,022
     26    Guilford Mills, Inc.+                                             319
  1,200    Handleman Company                                              24,636
  4,100    Hanover Direct, Inc.+                                             820
  1,875    Hibbett Sporting Goods, Inc.+                                  55,875
  4,300    Hollywood Media Corp.+                                         11,438
    100    Huffy Corporation+                                                525
    400    IHOP Corp.                                                     15,392
  3,700    International Speedway Corp. (Class A)                        165,242
  3,000    Isle of Capri Casinos, Inc.+                                   64,410
  2,813    JAKKS Pacific, Inc.+                                           37,019
  1,800    Jack in the Box Inc.+                                          38,448
    300    Kreisler Manufacturing Corporation+                             1,500
  2,400    Krispy Kreme Doughnuts, Inc.+                                  87,840
  1,800    Lancaster Colony Corporation                                   81,288
  1,500    Landry's Restaurants, Inc.                                     38,580
    300    Lazare Kaplan International Inc.+                               2,085
  2,200    Leapfrog Enterprises, Inc.+                                    58,366
    500    LodgeNet Entertainment Corporation+                             9,140
  1,600    Lone Star Steakhouse & Saloon, Inc.                            37,088
  1,100    Luby's Cafeterias Inc.+                                         4,059
  3,400    Marvel Enterprises, Inc.+                                      98,974
  1,100    Michael Anthony Jewelers, Inc.+                                 2,343
  2,700    Midway Games Inc.+                                             10,476
  1,600    Morgan's Foods, Inc.+                                           2,496
    100    Movado Group, Inc.                                              2,823
  3,100    O'Charley's Inc.+                                              55,645
    300    The Ohio Art Company                                            3,615
    800    Oneida Ltd.                                                     4,712
  3,300    Outback Steakhouse, Inc.                                      145,893
    900    PECO II, Inc.+                                                  1,008
  1,200    P.F. Chang's China Bistro, Inc.+                               61,056
  2,400    Panera Bread Company (Class A)+                                94,872
  2,400    Papa John's International, Inc.+                               80,112
  3,000    Penn National Gaming, Inc.+                                    69,240
  3,400    RARE Hospitality International, Inc.+                          83,096
    800    RC2 Corporation+                                               16,600
    400    Red Robin Gourmet Burgers+                                     12,176
    900    Reeds Jewelers, Inc.+                                           1,629
  2,900    Regis Corporation                                             114,608
    600    Riviana Foods Inc.                                             16,434
  2,900    Ruby Tuesday, Inc.                                             82,621
  1,000    Russ Berrie and Company, Inc.                                  33,900
  2,600    Ryan's Family Steak Houses, Inc.+                              39,364
  3,000    SCP Pool Corporation+                                          98,040
 15,200    Service Corporation International+                             81,928
    400    Servotronics, Inc.+                                             1,160
  3,350    Sonic Corp.+                                                  102,577
  1,600    Sotheby's Holdings, Inc. (Class A)+                            21,856
    800    The Steak 'n Shake Company+                                    14,280
    300    Steinway Musical Instruments, Inc.+                             7,410
  3,900    Stewart Enterprises, Inc. (Class A)+                           22,152
  6,800    TAM Restaurants, Inc.+                                              7
  2,700    Take-Two Interactive Software, Inc.+                           77,787
  1,300    Thomaston Mills, Inc. (Class A)+                                    -
  2,000    The Topps Company, Inc.                                        20,520
  1,900    Trans World Entertainment Corporation+                         13,528
    100    World Wrestling Federation Entertainment, Inc.                  1,310
                                                                    ------------
                                                                       3,377,221
                                                                    ------------

   NON-FERROUS METALS - 0.3%
    800    A.M. Castle & Company+                                          5,840
    800    Brush Engineered Materials Inc.+                               12,248
  1,000    Century Aluminum Company+                                      19,010
 18,200    Coeur d'Alene Mines Corporation+                              105,196
  1,400    Commercial Metals Company                                      42,560
    700    Commonwealth Industries, Inc.                                   7,028
  4,100    Hecla Mining Company+                                          33,989
    800    IMCO Recycling Inc.+                                            7,912
 10,800    Kaiser Aluminum Corporation+                                      918
  1,400    Minerals Technologies, Inc.                                    82,950
    600    Morton Industrial Group, Inc.+                                    306
  2,600    Mueller Industries, Inc.+                                      89,336
    200    Oglebay Norton Company+                                           842
    800    Reliance Steel & Aluminum Co.                                  26,568

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    700    Southern Peru Limited                                    $     33,012
    784    Stillwater Mining Company+                                      7,503
    630    Titanium Metals Corporation+                                   33,081
    900    Wolverine Tube, Inc.+                                           5,670
                                                                    ------------
                                                                         513,969
                                                                    ------------

   OPTICAL PHOTO & EQUIPMENT - 0.3%
    700    August Technology Corp.+                                       12,985
  1,100    BMC Industries, Inc.+                                              55
    400    CPI Corp.                                                       8,084
    100    CyberOptics Corporation+                                        1,080
  1,800    Drexler Technology Corporation+                                24,606
  2,100    Imation Corp.                                                  73,815
 10,100    Ingram Micro Inc. (Class A)+                                  160,590
  5,000    Lexar Media, Inc.+                                             87,150
    200    Meade Instruments Corp.+                                          690
    300    Panavision Inc.+                                                1,545
  2,400    Photronics, Inc.+                                              47,808
    100    StockerYale, Inc.+                                                 97
  1,600    Zomax Incorporated+                                             7,984
    700    Zygo Corporation+                                              11,543
                                                                    ------------
                                                                         438,032
                                                                    ------------

   PAPER & FOREST PRODUCTS - 0.5%
    200    Badger Paper Mills, Inc.+                                         970
  3,100    Bowater Incorporated                                          143,561
    200    Buckeye Technologies Inc.+                                      2,010
    600    CSS Industries, Inc.                                           18,606
  1,300    Caraustar Industries, Inc.+                                    17,940
    600    Chesapeake Corporation                                         15,888
    600    Deltic Timber Corporation                                      18,240
     58    EarthShell Corporation+                                           104
    480    Kadant Inc.+                                                   10,392
  2,200    Longview Fibre Company                                         27,170
  1,700    P.H. Glatfelter Company                                        21,165
  4,100    Packaging Corp. of America                                     89,626
    800    Pope & Talbot, Inc.                                            14,088
  2,200    Potlatch Corporation                                           76,494
  2,315    Rayonier Inc.                                                  96,081
    900    Rock-Tenn Company (Class A)                                    15,534
 15,900    Smurfit-Stone Container Corporation+                          295,263
  1,400    Universal Forest Products, Inc.                                45,052
  2,300    Wausau - Mosinee Paper Corporation                             31,096
                                                                    ------------
                                                                         939,280
                                                                    ------------

   PRODUCER GOODS - 3.0%
  5,323    AGCO Corporation+                                             107,205
  2,400    AMETEK, Inc.                                                  115,824
    500    Aaon, Inc.+                                                     9,705
  2,400    Actuant Corporation (Class A)+                                 86,880
  1,600    Advanced Energy Industries, Inc.+                              41,680
  2,900    Aeroflex Incorporated+                                         33,901
    400    Alamo Group Inc.                                                6,104
  1,300    Albany International Corp. (Class A)                           44,070
    900    Applied Industrial Technologies, Inc.                          21,474
  1,800    AptarGroup, Inc.                                               70,200
    200    Arotech Corporation+                                              364
    800    Astec Industries, Inc.+                                         9,816
  5,800    BE Aerospace, Inc.+                                            31,320
  1,300    Baldor Electric Company                                        29,705
  2,200    Barnes Group Inc.                                              71,082
    200    Blount International, Inc.+                                     1,574
  2,100    Blyth, Inc.                                                    67,662
    900    Briggs & Stratton Corporation                                  60,660
  2,100    Butler Manufacturing Company                                   46,200
    600    CIRCOR International, Inc.                                     14,460
  1,200    CLARCOR Inc.                                                   52,920
  1,800    CUNO Incorporated+                                             81,054
  1,900    CYRO-CELL International, Inc.+                                  1,463
  4,100    Capstone Turbine Corporation+                                   7,626
    200    Catalyst Semiconductor, Inc.+                                   1,410
    100    Chicago Rivet & Machine Co.                                     2,701
  2,100    Cognex Corporation                                             59,304
    800    Columbus McKinnon Corporation+                                  6,920
  1,900    Comfort Systems USA, Inc.+                                     10,412
    200    Concord Camera Corp.+                                           1,850
    600    Culp, Inc.+                                                     6,540
  1,000    Curtiss-Wright Corporation                                     45,010
  2,200    DiamondCluster International, Inc.+                            22,440

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    400    DuraSwitch Industries, Inc.+                             $        648
    700    Duratek, Inc.+                                                  9,128
    200    The Eastern Company                                             3,128
  1,200    FMC Corporation+                                               40,956
  1,000    The Fairchild Corporation (Class A)+                            5,040
  4,900    Fastenal Company                                              244,706
  4,220    Fedders Corporation                                            30,385
  5,000    Federal Signal Corporation                                     87,600
  3,700    Fisher Scientific International Inc.+                         153,069
  2,400    Flowserve Corporation+                                         50,112
  4,800    Foster Wheeler Ltd.+                                            4,848
    200    Franklin Electric Co., Inc.                                    12,098
    600    Gardner Denver Inc.+                                           14,322
    100    The Gorman-Rupp Company                                         2,640
  3,125    Graco Inc.                                                    125,313
  5,400    GrafTech International Ltd.+                                   72,900
  2,600    HON INDUSTRIES Inc.                                           112,632
    300    HPSC, Inc.+                                                     4,335
    200    Hardinge, Inc.                                                  2,316
  1,900    Harsco Corporation                                             83,258
  1,400    Helix Technology Corporation                                   28,812
  3,500    Herman Miller, Inc.                                            84,945
  1,700    Hexcel Corporation+                                            12,597
    700    Hi-Shear Technology Corporation+                                2,135
  2,300    Hubbell Incorporated (Class B)                                101,430
  1,100    Hughes Supply, Inc.                                            54,582
  2,100    IDEX Corporation                                               87,339
    100    Ibis Technology Corporation+                                    1,125
  1,000    Ionics, Inc.+                                                  31,850
    900    JLG Industries, Inc.                                           13,707
  6,100    Jacuzzi Brands, Inc.+                                          43,249
  1,050    Jarden Corp.+                                                  28,707
    100    Juno Lighting, Inc.+                                            2,212
  2,600    Kaydon Corp.                                                   67,184
  1,600    Kennametal Inc.                                                63,600
    800    Kos Pharmaceuticals, Inc.+                                     34,432
    600    L.B. Foster Company (Class A)+                                  3,900
    700    Ladish Co., Inc.+                                               5,678
    500    Lawson Products, Inc.                                          16,590
  1,800    Lennox International Inc.                                      30,060
    582    Libbey, Inc.                                                   16,575
  1,700    Lincoln Electric Holdings, Inc.                                42,058
  1,400    Lone Star Technology+                                          22,372
  1,900    MSC Industrial Direct Co., Inc. (Class A)                      52,250
  5,000    Magnetek, Inc.+                                                32,950
  1,300    The Manitowoc Co., Inc.                                        40,560
    200    Material Sciences Corporation+                                  2,022
  1,200    Matthews International Corporation (Class A)                   35,508
  2,000    Maverick Tube Corporation+                                     38,500
  1,200    Merix Corporation+                                             29,436
  3,600    Micrel, Inc.+                                                  56,088
  2,100    The Middleby Corporation                                       84,987
  1,300    Milacron Inc.                                                   5,421
    200    Minuteman International, Inc.                                   1,880
    100    Modtech Holdings, Inc.+                                           841
    700    Moog Inc. (Class A)+                                           34,580
    300    NACCO Industries, Inc. (Class A)                               26,844
    800    NATCO Group Inc.+                                               6,072
  2,900    NN, Inc.                                                       36,511
  1,300    Nordson Corporation                                            44,889
  1,400    Oceaneering International, Inc.+                               39,200
    100    Paul Mueller Company                                            3,971
  2,300    Pentair, Inc.                                                 105,110
  2,365    Plug Power Inc.+                                               17,146
      3    Polymer Group, Inc. (Class B)+                                     22
    700    Possis Medical, Inc.+                                          13,825
  2,525    Precision Castparts Corp.                                     114,660
  1,700    Presstek, Inc.+                                                12,359
  1,600    ROHN Industries, Inc.+                                              5
  2,100    Raytech Corporation+                                            6,972
  1,200    Regal-Beloit Corporation                                       26,400
    500    Research Frontiers Incorporated+                                4,645
    700    Robbins & Myers, Inc.                                          13,293
    882    Ronson Corporation+                                             2,002
  1,500    Roper Industries, Inc.                                         73,890
  3,428    SPX Corporation+                                              201,601
  1,700    Safeguard Scientifics, Inc.+                                    6,868
    700    Sauer-Danfoss, Inc.                                            11,340
    500    Schuff Steel Company+                                             930
    500    Selas Corporation of America+                                   1,830
    500    Sequa Corporation (Class A)+                                   24,500
  1,500    The Shaw Group Inc.+                                           20,430

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    800    Sonic Solutions+                                         $     12,240
    200    Spectrum Control, Inc.+                                         1,592
    600    Standex International Corporation                              16,800
  1,400    Steelcase Inc. (Class A)                                       20,104
  1,900    Stewart & Stevenson Services, Inc.                             26,695
    300    Sun Hydraulics Corporation                                      2,157
    600    SystemOne Technologies Inc.+                                      120
    500    TRM Corporation+                                                4,220
  1,900    Tecumseh Products Company (Class A)                            92,017
  1,800    Teleflex Incorporated                                          86,994
    500    Tennant Company                                                21,650
    200    Tenneco Automotive Inc.+                                        1,338
  1,244    Terex Corporation+                                             35,429
  5,500    The Timken Company                                            110,330
  3,600    Trinity Industries, Inc.                                      111,024
    800    Triumph Group, Inc.+                                           29,120
    100    Twin Disc, Incorporated                                         1,903
  6,340    Valhi, Inc.                                                    94,846
    300    Valmont Industries, Inc.                                        6,945
    800    WMS Industries Inc.+                                           20,960
    300    Watsco, Inc.                                                    6,819
  1,300    Watts Water Technologies (Class A)                             28,860
    500    Woodhead Industries, Inc.                                       8,450
    500    Woodward Governor Company                                      28,415
    900    X-Rite, Incorporated                                           10,188
  3,000    York International Corporation                                110,400
                                                                    ------------
                                                                       5,144,063
                                                                    ------------

   RAILROADS & SHIPPING - 0.3%
  1,800    Alexander & Baldwin, Inc.                                      60,642
  4,600    Diamondhead Casino Corporation+                                 3,772
  1,800    Florida East Coast Industries, Inc.                            59,580
  3,900    GATX Corporation                                              109,122
  1,400    General Maritime Corporation+                                  24,640
    600    Genesee & Wyoming Inc. (Class A)+                              18,900
    700    The Greenbrier Companies, Inc.+                                11,725
    300    International Shipholding Corporation+                          4,425
  2,800    Kansas City Southern Industries, Inc.+                         40,096
  5,300    OMI Corporation (New Shares)+                                  47,329
  1,500    Overseas Shipholding Group, Inc.                               51,075
  1,300    RailAmerica, Inc.+                                             15,340
    700    SCS Transportation, Inc.+                                      12,306
    700    Wabtec Corporation                                             11,928
                                                                    ------------
                                                                         470,880
                                                                    ------------

   REAL PROPERTY - 5.9%
  5,500    AMB Property Corporation                                      180,840
  1,300    Acadia Realty Trust                                            16,250
    700    Alexandria Real Estate Equities, Inc.                          40,530
    200    American Land Lease, Inc.                                       3,990
    600    American Real Estate Partners, LP+                             10,200
    500    American Realty Investors, Inc.+                                4,565
  2,400    Amli Residential Properties Trust                              64,320
  4,800    Annaly Mortgage Management Inc.                                88,320
    800    Anthracite Capital, Inc.                                        8,856
  1,300    Anworth Mortgage Asset Corporation                             18,109
 10,775    Archstone-Smith Trust                                         301,485
  4,700    Arden Realty, Inc.                                            142,598
    800    Associated Estates Realty Corporation                           5,848
  4,600    Avalonbay Communities, Inc.                                   219,880
    400    Avatar Holdings Inc.+                                          14,776
  3,800    BRE Properties, Inc. (Class A)                                126,920
    300    BRT Realty Trust                                                8,655
    800    Bedford Property Investors, Inc.                               22,904
  4,900    Boston Properties, Inc.                                       236,131
  1,700    Brandywine Realty Trust                                        45,509
  2,200    CBL & Associates Properties, Inc.                             124,300
    400    California Coastal Communities, Inc.+                           4,360
  2,600    Camden Property Trust                                         115,180
  2,800    Capital Automotive                                             89,600
  5,800    Capital Title Group, Inc.                                      24,940
  2,600    Capstead Mortgage Corporation                                  43,628
  3,100    CarrAmerica Realty Corporation                                 92,318

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  5,578    Catellus Development Corporation                         $    134,541
  1,200    CenterPoint Properties Corporation                             89,880
  2,100    Chelsea Property Group, Inc.                                  115,101
  1,200    Colonial Properties Trust                                      47,520
  1,991    Commercial Net Lease Realty                                    35,440
  2,400    Cornerstone Realty Income Trust, Inc.                          21,024
    200    Corporate Office Properties Trust                               4,200
  1,300    Correctional Properties Trust                                  37,440
  2,300    Cousins Properties, Inc.                                       70,380
  5,000    Crescent Real Estate Equities Company                          85,650
  4,383    Developers Diversified Realty Corporation                     147,137
  6,300    Duke Realty Corporation                                       195,300
  1,200    EastGroup Properties, Inc.                                     38,856
  2,200    Entertainment Properties Trust                                 76,362
  1,900    Equity Inns Inc.                                               17,195
  1,655    Equity One, Inc.                                               27,936
  1,700    Essex Property Trust, Inc.                                    109,174
  2,700    Federal Realty Investment Trust                               103,653
  5,700    FelCor Lodging Trust Inc.+                                     63,156
  3,000    First Industrial Realty Trust, Inc.                           101,250
  2,100    Forest City Enterprises, Inc. (Class A)                        99,771
  1,200    Gables Residential Trust                                       41,688
 13,200    General Growth Properties, Inc.                               366,300
    900    Getty Realty Corporation                                       23,535
  1,100    Glenborough Realty Trust Incorporated                          21,945
  3,200    Glimcher Realty Trust                                          71,616
    800    Great Lakes REIT, Inc.                                         12,560
    322    Grubb & Ellis Company+                                            280
  6,600    HRPT Properties Trust                                          66,594
  3,100    Health Care Property Investors, Inc.                          157,480
  3,400    Health Care REIT, Inc.                                        122,400
  2,600    Healthcare Realty Trust, Inc.                                  92,950
    100    Heartland Partners LP (Class A)                                   690
  1,200    Heritage Property Investment Trust                             34,140
  4,200    Highwoods Properties, Inc.                                    106,680
  1,300    Home Properties of New York, Inc.                              52,507
  4,200    HomeStore.com, Inc.+                                           19,866
  4,300    Hospitality Properties Trust                                  177,504
 13,000    Host Marriot Corporation+                                     160,160
  2,400    Impac Mortgage Holdings, Inc.                                  43,704
  1,800    Innkeepers USA Trust                                           15,066
    300    Investors Real Estate Trust                                     2,970
  6,500    iStar Financial Inc.                                          252,850
  1,500    Jones Lang Lasalle Inc.+                                       31,095
    100    Keystone Property Trust                                         2,209
  1,100    Kilroy Realty Corporation                                      36,025
  6,950    Kimco Realty Corporation                                      311,013
  1,500    Koger Equity, Inc.                                             31,395
  1,900    LNR Property Corp.                                             94,069
    700    LTC Properties                                                 10,318
    100    LaSalle Hotel Properties                                        1,855
  1,500    Lexington Corporate Properties Trust                           30,285
    700    Liberte Investors, Inc.+                                        4,942
  5,200    Liberty Property Trust                                        202,280
  3,300    MFA Mortgage Investments, Inc.                                 32,175
  2,700    Macerich Company                                              120,150
  2,600    Mack-Cali Realty Corporation                                  108,212
    700    Maguire Properties, Inc.                                       17,010
  1,100    Manufactured Home Communities, Inc.                            41,415
  2,100    Meristar Hospitality Corp.+                                    13,671
    700    Mid-America Apartment Communities, Inc.                        23,506
  2,200    Mills Corp.                                                    96,800
  3,200    National Health Investors, Inc.                                79,616
    500    National Health Realty, Inc.                                    9,850
  2,300    Nationwide Health Properties, Inc.                             44,965
  5,000    New Plan Excel Realty Trust                                   123,350
  2,000    Newhall Land & Farming Company                                 80,760
  2,200    Novastar Financial, Inc.                                       94,512
    500    PS Business Parks, Inc.                                        20,630
  2,809    Pan Pacific Retail Properties, Inc.                           133,849
    400    Parkway Properties, Inc.                                       16,640
  3,099    Pennsylvania Real Estate Investment Trust                     112,494
  1,800    Post Properties, Inc.                                          50,256
  3,400    Prentiss Properties Trust                                     112,166
  1,700    Price Legacy Corporation+                                       6,477

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  6,200    Public Storage, Inc.                                     $    269,018
  1,300    RAIT Investment Trust                                          33,280
    200    Ramco-Gershenson Properties Trust                               5,660
  1,000    Reading International, Inc. (Class A)+                          5,920
  1,800    Realty Income Corporation                                      72,000
  4,100    Reckson Associates Realty Corporation                          99,630
  1,200    Redwood Trust, Inc.                                            61,020
  3,900    Regency Centers Corporation                                   155,415
  5,000    The Rouse Company                                             235,000
  1,000    SL Green Realty Corp.                                          41,050
    200    Santa Fe Financial Corporation+                                 2,300
    300    Saul Centers, Inc.                                              8,601
    400    Semele Group, Inc.+                                               312
  1,700    Senior Housing Properties Trust                                29,291
  2,800    Shurgard Storage Centers, Inc. (Class A)                      105,420
    300    Sizeler Property Investors, Inc.                                3,213
    500    Sovran Self Storage, Inc.                                      18,575
  5,300    The St. Joe Company                                           197,637
    200    Stratus Properties Inc.+                                        2,004
    900    Summit Properties Inc.                                         21,618
    800    Sun Communities, Inc.                                          30,960
    400    Tanger Factory Outlet Centers, Inc.                            16,280
  4,400    Taubman Centers, Inc.                                          90,640
  3,000    Thornburg Mortgage, Inc.                                       81,600
    500    Town & Country Trust                                           12,675
    500    Trammell Crow Company+                                          6,625
  5,600    Trizec Properties, Inc.                                        86,240
  3,300    U.S. Restauant Properties, Inc.                                56,232
  4,900    United Dominion Realty Trust, Inc.                             94,080
    500    Universal Health Realty Income Trust                           15,050
  1,300    Urstadt Biddle Properties                                      17,693
  3,900    Ventas, Inc.                                                   85,800
  6,900    Vornado Realty Trust                                          377,775
  1,100    Washington Real Estate Investment Trust                        32,120
  2,650    Weingarten Realty Investors                                   117,528
                                                                    ------------
                                                                      10,101,715
                                                                    ------------

   RETAIL - 4.2%
  1,100    1-800-FLOWERS.COM, Inc.+                                       12,166
  2,666    99 Cents Only Stores+                                          72,595
    900    A.C. Moore Arts & Crafts, Inc.+                                17,334
  3,400    AFC Enterprises, Inc.+                                         66,300
  1,050    Aaron Rents, Inc.                                              21,136
  4,200    Abercrombie & Fitch Co. (Class A)+                            103,782
    600    Able Energy, Inc.+                                              1,530
  1,800    Advance Auto Parts, Inc.+                                     146,520
  2,300    Alloy, Inc.+                                                   11,983
 21,500    Amazon.com, Inc.+                                           1,131,760
  2,750    American Eagle Outfitters, Inc.+                               45,100
  1,450    AnnTaylor Stores Corporation+                                  56,550
    200    Arden Group, Inc. (Class A)                                    15,500
    300    Asbury Automotive Group Inc.+                                   5,373
  4,800    BJ's Wholesale Club, Inc.+                                    110,208
  3,000    Barnes & Noble, Inc.+                                          98,550
  2,900    Blue Rhino Corporation+                                        40,281
  1,600    The Bombay Company, Inc.+                                      13,024
  2,900    The Bon-Ton Stores, Inc.                                       32,190
  3,100    Borders Group, Inc.                                            67,952
  1,699    Brightpoint, Inc.+                                             29,308
    450    Brookstone, Inc.+                                               9,589
  2,200    Burlington Coat Factory Warehouse Corporation                  46,552
  4,700    CarMax, Inc.+                                                 145,371
  2,400    Casey's General Stores, Inc.                                   42,384
  1,500    Casual Male Retail Group, Inc.+                                10,410
  1,300    The Cato Corporation (Class A)                                 26,650
    900    Central Garden & Pet Company+                                  25,227
  3,200    Charlotte Russe Holding Inc.+                                  44,352
  9,100    Charming Shoppes, Inc.+                                        49,140
  3,850    Chico's FAS, Inc.+                                            142,257
  2,300    The Children's Place Retail Stores, Inc.+                      61,479
  1,838    Christopher & Banks Corporation                                35,896
  4,600    Claire's Stores, Inc.                                          86,664
    225    Coldwater Creek Inc.+                                           2,475
  1,900    Cole National Corporation+                                     38,000
  1,300    Cost Plus, Inc.+                                               53,300
    500    Dairy Mart Convenience Stores, Inc.+                                -

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
    100    Deb Shops, Inc.                                          $      2,150
  7,100    Dollar Tree Stores, Inc.+                                     213,426
  1,853    The Dress Barn, Inc.+                                          27,776
  3,400    Drugstore.com, Inc.+                                           18,734
  1,200    Duane Read Inc.+                                               20,304
    180    F.A.O., Inc.+                                                      23
  2,100    The Finish Line, Inc.+                                         62,937
    200    Flanigan's Enterprises, Inc.                                    1,310
  7,100    Foot Locker, Inc.                                             166,495
  1,300    Footstar, Inc.+                                                 5,005
  3,050    Fred's, Inc.                                                   94,489
    500    Friedman's Inc. (Class A)                                       3,355
    100    Gadzooks, Inc.+                                                   155
    800    Galyan's Trading Company+                                       9,632
  1,000    GameStop Corporation+                                          15,410
  1,300    Genesco Inc.+                                                  19,669
  1,900    GenesisIntermedia, Inc.+                                            -
  3,100    Goody's Family Clothing, Inc.                                  29,016
  1,900    The Great Atlantic & Pacific Tea Company, Inc.+                15,960
  1,900    Guitar Center, Inc.+                                           61,902
  3,500    The Gymboree Corporation+                                      60,305
  2,300    Hancock Fabrics, Inc.                                          33,304
  2,250    Hot Topic, Inc.+                                               66,285
  3,800    Insight Enterprises, Inc.+                                     71,440
  1,265    Jo-Ann Stores, Inc.+                                           25,806
    900    Kirkland's, Inc.+                                              15,894
  4,100    Kmart Holding Corporation+                                     98,195
  2,000    Linens 'n Things, Inc.+                                        60,160
  1,700    Longs Drug Stores Corporation                                  42,058
  1,900    The Men's Wearhouse, Inc.+                                     47,519
  3,000    Michael's Stores                                              132,600
  1,750    Movie Gallery, Inc.                                            32,690
  2,200    The Neiman Marcus Group, Inc. (Class A)+                      118,074
  2,700    O'Reilly Automotive, Inc.+                                    103,572
    800    Overstock.com, Inc.+                                           15,888
  1,000    PC Connection, Inc.+                                            8,370
    100    PETCO Animal Supplies, Inc.+                                    3,045
  8,800    PETsMART, Inc.                                                209,440
  3,525    Pacific Sunwear of California, Inc.+                           74,448
    800    Party City Corporation+                                        10,152
  3,500    Pathmark Stores, Inc.+                                         26,600
  2,700    Payless ShoeSource, Inc.+                                      36,180
  2,500    The Pep Boys-Manny, Moe & Jack                                 57,175
  4,300    Pier 1 Imports, Inc.                                           93,998
    300    PriceSmart, Inc.+                                               1,878
  5,400    Rent A Center Inc.+                                           161,352
  3,600    Retail Ventures, Inc.+                                         17,100
 24,600    Rite Aid Corporation+                                         148,584
  9,600    Ross Stores, Inc.                                             253,728
  1,900    Ruddick Corporation                                            34,010
  5,700    Saks Incorporated+                                             85,728
  1,700    School Specialty, Inc.+                                        57,817
    700    Sharper Image Corporation+                                     22,855
    100    Shoe Carnival, Inc.+                                            1,780
  1,700    ShopKo Stores, Inc.+                                           25,925
  2,900    Stamps.com Inc.+                                               17,980
  1,700    Stein Mart, Inc.+                                              14,008
    700    Systemax Inc.+                                                  4,662
  2,900    The Talbots, Inc.                                              89,262
    900    Too Inc.+                                                      15,192
  2,800    Tractor Supply Company+                                       108,892
  1,000    Triarc Companies, Inc. (Class A)                               11,820
  2,000    Triarc Companies, Inc. (Class B)                               21,560
  3,100    Tuesday Morning Corporation+                                   93,775
    400    UniFirst Corporation                                            9,484
  2,700    United Stationers, Inc.+                                      110,484
  2,000    Urban Outfitters, Inc.+                                        74,100
  1,400    Weis Markets, Inc.                                             50,820
  2,400    West Marine, Inc.+                                             66,744
  1,175    The Wet Seal, Inc. (Class A)+                                  11,621
    700    Whitehall Jewelers, Inc.+                                       6,909
  3,400    Whole Foods Market, Inc.                                      228,242
  5,400    Williams-Sonoma, Inc.+                                        187,758
  2,000    Zale Corporation+                                             106,400
                                                                    ------------
                                                                       7,170,304
                                                                    ------------

   SOAPS & COSMETICS - 0.4%
  3,000    Chattem, Inc.+                                                 53,700
  1,800    Church & Dwight Co., Inc.                                      71,280
    349    Del Laboratories, Inc.+                                         8,715
  6,400    The Dial Corporation                                          182,208

70

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DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,700    Elizabeth Arden, Inc.+                                   $     53,784
  6,300    The Estee Lauder Companies Inc.(Class A)                      247,338
  1,000    Inter Parfums, Inc.                                            22,590
  2,000    Nu Skin Enterprises, Inc. (Class A)                            34,180
  1,700    Playtex Products, Inc.+                                        13,141
  1,072    Revlon, Inc. (Class A)+                                         2,401
                                                                    ------------
                                                                         689,337
                                                                    ------------

   STEEL - 0.3%
  8,500    AK Steel Holding Corporation+                                  43,350
    200    Ampco-Pittsburgh Corporation                                    2,734
  1,000    Carpenter Technology Corporation                               29,570
    500    Cleveland-Cliffs Inc.+                                         25,475
  1,400    Cold Metal Products, Inc.+                                        -
    600    Friedman Industries, Incorporated                               2,010
    600    Gibraltar Steel Corporation                                    15,090
  7,700    Intermet Corporation                                           41,811
    700    Keystone Consolidated Industries, Inc.+                            70
    100    NS Group, Inc.+                                                   970
 11,100    National Steel Corp.+                                              39
    300    Northwest Pipe Company+                                         3,996
  9,000    Northwestern Steel and Wire Company+                                4
  1,300    Oregon Steel Mills, Inc.+                                       7,553
    900    Quanex Corporation                                             41,490
    700    Roanoke Electric Steel Corporation                              9,331
  1,000    Ryerson Tull, Inc.                                             11,450
  1,300    Schnitzer Steel Industries, Inc. (Class A)                     78,650
    400    Shiloh Industries, Inc.+                                        2,520
  4,500    Steel Dynamics, Inc.+                                         105,705
  2,400    Steel Technologies Inc.                                        42,456
    300    Weirton Steel Corporation+                                         12
                                                                    ------------
                                                                         464,286
                                                                    ------------

   TELEPHONE - 2.4%
  7,300    AT&T Latin America Corp. (Class A)+                               146
    500    ATSI Communications, Inc.+                                          1
  5,000    Adtran, Inc.                                                  155,000
    100    Advanced Switching+                                                 -
    500    Alamosa Holdings, Inc.+                                         2,005
  2,000    Alaska Communications Systems Holdings, Inc.+                   9,480
    600    Applied Digital Solutions, Inc.+                                  282
    600    Applied Innovation Inc.+                                        4,038
  1,600    Applied Signal Technology, Inc.                                36,816
    200    Atlantic Tele-Network, Inc.                                     5,610
  1,800    Auspex Systems, Inc.+                                              58
  4,000    Autobytel Inc.+                                                36,320
  2,700    Boston Communications Group, Inc.+                             25,083
    800    CT Communications, Inc.                                        10,800
  4,300    CTC Communications Group, Inc.+                                     -
  4,400    Carrier Access Corporation+                                    55,088
  2,700    CellStar Corporation+                                          34,101
  3,800    Centennial Communications Corp.+                               19,988
  6,900    Choice One Communications Inc.+                                 4,968
  9,600    Cincinnati Bell Inc.+                                          48,480
    200    Com21, Inc.+                                                        -
  2,200    Commonwealth Telephone Enterprises, Inc.+                      83,050
    230    Copper Mountain Networks, Inc.+                                 2,477
 11,600    Covad Communications Group, Inc.+                              41,644
    300    Covista Communications, Inc.+                                     793
 11,400    Crown Castle International Corp.+                             125,742
    699    D&E Communications, Inc.                                       10,142
  6,900    Davel Communications, Inc.+                                       138
  1,200    Ditech Communications Corporation+                             22,920
  3,900    Dobson Communications Corporation (Class A)+                   25,623
     15    Equinix, Inc.+                                                    423
  8,800    Extreme Networks, Inc.+                                        63,448
  2,500    FiberCore, Inc.+                                                   13
     10    FiberNet Telecom Group, Inc.+                                      12
  9,300    Finisar Corporation+                                           29,109
     64    Focal Communications Corporation+                                   -

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  2,400    General Communication, Inc. (Class A)+                   $     20,880
    500    GoAmerica, Inc.+                                                  185
    100    Hector Communications Corporation+                              1,402
    600    Hickory Tech Corporation                                        6,870
  6,800    ITXC Corp.+                                                    29,376
  2,800    Inet Technologies, Inc.+                                       33,600
    300    Integrated Telecom+                                                 -
  2,000    InteliData Technologies Corporation+                            3,300
  2,800    InterDigital Communications Corporation+                       57,792
  2,300    Inter-Tel Inc.                                                 57,454
    200    International FiberCom, Inc.+                                       -
  1,700    j2 Global Communications, Inc.+                                42,109
  1,500    Leap Wireless International, Inc.+                                 50
 40,600    Level 3 Communications, Inc.+                                 231,420
135,295    Liberty Media Corporation (Class A)+                        1,608,658
  9,238    McLeod USA Incorporated (Class A)+                             13,672
 16,016    McLeod USA Incorporated (Litigation Trust Certificates)+            -
      7    MPower Holding Corporation+                                        11
  5,447    NTL Incorporated+                                             379,928
    300    Net2000 Communications, Inc.+                                       -
  1,400    Net2Phone, Inc.+                                                9,520
 11,900    Nextel Partners, Inc. (Class A)+                              160,055
    600    North Pittsburgh Systems, Inc.                                 11,346
    186    Novatel Wireless, Inc.+                                         1,097
    100    Nucentrix Broadband Networks, Inc.+                               149
    300    Nx Networks, Inc.+                                                  -
    200    OmniSky Corporation+                                                -
    247    Optical Cable Corporation+                                      1,753
  2,200    Paradyne Networks, Inc.+                                        7,568
    340    Pegasus Communications Corporation+                             9,547
  2,400    Price Communications Corporation+                              32,952
  6,000    Primus Telecommunications Group, Incorporated+                 61,080
  5,500    RCN Corporation+                                                4,400
    209    SR Telecom Inc.+                                                1,317
    100    SmartDisk Corporation+                                             25
 10,900    Sonus Networks, Inc.+                                          82,404
    390    Stratos Lightwave, Inc.+                                        2,644
  4,800    Sunrise Telecom Incorporated                                   16,800
    300    SureWest Communications                                        12,126
  2,933    TALK America Holdings, Inc.+                                   33,788
    500    T-NETIX, Inc.+                                                  2,000
  2,700    Telephone and Data Systems, Inc.                              168,885
    200    Tellular Corporation+                                           1,310
  8,000    Terremark Worldwide, Inc.+                                      5,120
  4,500    Time Warner Telecom Inc. (Class A)+                            45,585
  2,300    Triton PCS Holdings, Inc. (Class A)+                           12,834
    100    Triton Network Systems, Inc.+                                      65
  2,600    Turnstone Systems, Inc.                                           299
    100    Tut Systems, Inc.+                                                642
    100    US LEC Corp. (Class A)+                                           788
    600    UTStarcom, Inc.+                                               22,242
  4,100    UbiquiTel Inc.+                                                11,025
  1,700    Ulticom, Inc.+                                                 16,405
  4,400    United States Cellular Corporation+                           156,200
    300    Warwick Valley Telephone Company                                8,877
  1,400    WilTel Communications Group, Inc.+                                  -
    200    Z-Tel Technologies, Inc.+                                         404
                                                                    ------------
                                                                       4,241,757
                                                                    ------------

   TIRE & RUBBER GOODS - 0.1%
    200    American Biltrite Inc.+                                         1,540
    800    Bandag, Incorporated                                           32,960
  2,300    Carlisle Companies Incorporated                               139,978
  1,000    SRI/Surgical Express, Inc.+                                     6,229
  1,700    TBC Corporation+                                               43,877
                                                                    ------------
                                                                         224,584
                                                                    ------------

72

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   TOBACCO - 0.1%
  2,000    DIMON Incorporated                                       $     13,500
    700    Schweitzer-Manduit International, Inc.                         20,846
  2,100    Universal Corporation                                          92,757
  3,569    Vector Group Ltd.                                              58,246
                                                                    ------------
                                                                         185,349
                                                                    ------------

   TRAVEL & RECREATION - 1.4%
  4,038    All-American SportPark, Inc.+                                     161
  4,100    Alliance Gaming Corporation+                                  101,065
  2,100    Amerco+                                                        45,150
    100    American Classic Voyages Co.+                                       -
  2,500    Ameristar Casinos, Inc.+                                       61,175
  2,200    Argosy Gaming Company+                                         57,178
  2,200    Aztar Corporation+                                             49,500
  1,600    Bally Total Fitness Holding Corporation+                       11,200
    600    Buckhead America Corporation+                                       -
  3,500    Callaway Golf Company                                          58,975
  2,000    Cedar Fair, LP                                                 61,500
  1,600    Central Parking Corporation                                    23,888
  1,800    Choice Hotels International, Inc.                              63,450
  1,500    Dick's Sporting Goods, Inc.+                                   72,990
  1,200    Dollar Thrifty Automotive Group, Inc.+                         31,128
    210    Dover Downs Gaming & Entertainment, Inc.                        1,987
  3,700    Extended Stay America, Inc.                                    53,576
  1,000    Full House Resorts, Inc.+                                         680
    100    GC Companies, Inc.+                                                35
  1,200    Glassmaster Company+                                              360
    800    Hudson Hotels Corporation+                                          -
    400    International Leisure Hosts, Ltd.+                              2,000
    400    Jameson Inns, Inc.                                                940
  2,200    Johnson Outdoors Inc. (Class A)+                               33,007
  1,392    K2 Inc.+                                                       21,172
  2,200    Lakes Gaming Inc.+                                             35,530
  7,700    MGM Mirage Inc.+                                              289,597
  3,400    MTR Gaming Group, Inc.+                                        35,020
  3,500    Mandalay Resort Group                                         156,520
    300    Marcus Corporation                                              4,920
    200    Mego Financial Corp.+                                               2
  3,200    Mikohn Gaming Corporation+                                     14,400
  3,400    Monarch Casino & Resort, Inc.+                                 37,502
  1,400    Multimedia Games, Inc.+                                        57,540
    700    Navigant International, Inc.+                                   9,695
 12,600    Park Place Entertainment Corporation+                         136,458
  2,300    Pinnacle Entertainment, Inc.+                                  21,436
  2,300    President Casinos, Inc.+                                          276
  2,200    Prime Hospitality Corp.+                                       22,440
  4,700    Renaissance Entertainment Corporation+                            517
  1,200    Rent-Way, Inc.+                                                 9,828
 10,400    Royal Caribbean Cruises Ltd.                                  361,816
  5,500    Scientific Games Corporation+                                  93,555
    300    ShoLodge, Inc.+                                                 1,341
  1,575    Shuffle Master, Inc.+                                          54,527
  3,600    Six Flags, Inc.+                                               27,072
    200    Sonesta International Hotels Corporation (Class A)                990
  1,300    Speedway Motorsports, Inc.                                     37,596
  1,792    The Sports Authority, Inc.+                                    68,813
    500    The Sports Club Company, Inc.+                                    905
  7,300    Sports Entertainment Enterprises, Inc.+                           219
  2,800    Station Casinos, Inc.                                          85,764
  1,100    Stellent, Inc.+                                                10,824
    500    Travis Boats & Motors, Inc.+                                      330
    400    Vail Resorts, Inc.+                                             6,800
    300    WestCoast Hospitality Corporation+                              1,416
    200    Women's Golf Unlimited Inc.+                                       76
                                                                    ------------
                                                                       2,334,842
                                                                    ------------

   TRUCKING & FREIGHT - 0.9%
  2,400    Arkansas Best Corporation                                      75,336
    300    BancTrust Financial Group, Inc.                                 4,803
  3,900    C.H. Robinson Worldwide, Inc.                                 147,849

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

 SHARES
   HELD    INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
  1,900    CNF Transportation Inc.                                  $     64,410
  6,600    Expeditors International of Washington, Inc.                  248,556
    900    Forward Air Corporation+                                       24,750
    800    Frozen Food Express Industries, Inc.+                           5,312
  2,454    Heartland Express, Inc.                                        59,362
  5,200    J.B. Hunt Transport Services, Inc.+                           140,452
  1,500    Knight Transportation, Inc.+                                   38,475
  2,600    Landstar System, Inc.+                                         98,904
  2,025    Marten Transport, Ltd.+                                        31,145
    450    Old Dominion Freight Line, Inc.+                               15,336
    400    P.A.M. Transportation Services, Inc.+                           8,532
  3,400    Pacer International, Inc.+                                     68,748
  3,870    Swift Transportation Co., Inc.+                                81,347
    600    U.S. Xpress Enterprises, Inc. (Class A)+                        7,350
  1,300    USF Corporation                                                44,447
    500    United Road Services, Inc.+                                        60
  1,400    Wabash National Corporation+                                   41,020
  5,500    Werner Enterprises, Inc.                                      107,195
  4,294    Yellow Roadway Corporation+                                   155,302
                                                                    ------------
                                                                       1,468,691
                                                                    ------------

           TOTAL INVESTMENTS IN COMMON STOCKS
           (Cost - $132,915,460)91.9%                                158,591,913
                                                                    ------------

           PREFERRED STOCK

   MEDIA - 0.0%
      1    The News Corporation Limited (Convertible) (ADR)*                  29
                                                                    ------------
           TOTAL INVESTMENTS IN PREFERRED STOCK
           (Cost - $0) 0.0%                                                   29
                                                                    ------------
                 RIGHTS

   DRUG & MEDICINE - 0.0%
    500    Lipid Sciences, Inc. (d)                                            -
    800    Psychiatric Solutions, Inc. (e)                                     -
                                                                    ------------
                                                                               -
                                                                    ------------

   PRODUCER GOODS - 0.0%
  4,220    Fedders Corporation (f)                                           253
                                                                    ------------
           TOTAL INVESTMENTS IN RIGHTS
           (Cost - $0) 0.0%                                                  253
                                                                    ------------

              WARRANTS (c)

   BUSINESS SERVICES - 0.0%
     10    Motient Corporation                                                 -
                                                                    ------------

   ELECTRONICS - 0.0%
      1    APW Ltd.                                                            -
     68    Metals USA Inc.                                                    93
                                                                    ------------
                                                                              93
                                                                    ------------

   PRODUCER GOODS - 0.0%
      3    Polymer Group Inc. (Class A)                                        -
      3    Polymer Group Inc. (Class B)                                        -
                                                                    ------------
                                                                               -
                                                                    ------------

   TELEPHONE - 0.0%
     63    Focal Communications Corporation                                    -
     46    SpectraSite, Inc.                                               1,886
                                                                    ------------
                                                                           1,886
                                                                    ------------
           TOTAL INVESTMENTS IN WARRANTS
           (Cost - $2,158) 0.0%                                            1,979
                                                                    ------------
           TOTAL LONG TERM INVESTMENTS
           (Cost - $132,917,618) 91.9%                               158,594,174
                                                                    ------------

74

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

BENEFICIAL INTEREST/
         SHARES HELD                                                       VALUE
--------------------------------------------------------------------------------
              SHORT-TERM SECURITIES

$12,229,388   Merrill Lynch Liquidity Series,
                LLC Cash Sweep I (a)                                $ 12,229,388
$ 2,497,350   Merrill Lynch Liquidity Series,
                LLC Money Market Series (a)(b)                         2,497,350
    832,450   Merrill Lynch Premier
                Institutional Fund (a)(b)                                832,450
                                                                    ------------

              TOTAL SHORT TERM SECURITIES
              (Cost - $15,559,188) 9.0%                               15,559,188
                                                                    ------------

              TOTAL INVESTMENTS
              (Cost - $148,476,806) 100.9%                           174,153,362
                                                                    ------------

              VARIATION MARGIN ON
                FINANCIAL FUTURES
                CONTRACTS** (0.0)%                                      (102,271)

              LIABILITIES IN EXCESS
                OF OTHER ASSETS (0.9%)                                (1,569,392)
                                                                    ------------

              NET ASSETS 100.0%                                     $172,481,699
                                                                    ============

 * American depositary receipts (ADR).
** Financial futures contracts purchased as of December 31, 2003,were as follows:

NUMBER OF                              EXPIRATION           FACE     UNREALIZED
CONTRACTS     ISSUE                          DATE          VALUE          GAINS
-------------------------------------------------------------------------------
       16     Russell 2000 Index       March 2004     $4,287,947       $169,653
       29     S&P 400 MidCap Index     March 2004      8,126,131        226,594
                                                                       --------
TOTAL UNREALIZED GAINS                                                 $396,247
                                                                       ========

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3)of the Investment Company Act of 1940) are as follows:

                                        NET        INTEREST/DIVIDEND
AFFILIATE                          ACTIVITY                   INCOME
--------------------------------------------------------------------
Merrill Lynch Liquidity
  Series, LLC Cash
  Sweep Series I                 $8,049,096                  $69,525
Merrill Lynch Liquidity
  Series, LLC Money
  Market Series                  $2,108,178                   12,783
Merrill Lynch
  Premier Institutional
  Fund                              478,337                    6,518

(b) Security was purchased with the cash proceeds from securities loans.

(c) Warrants entitle the Series to purchase a predetermined number of shares of stock and are non-income-producing.

    The purchase price and number of shares of stock are subject to adjustment under certain conditions until the expiration date.

(d) The rights may be exercised until 1/13/04.

(e) The rights may be exercised until 8/16/04.

(f) The rights may be exercised until 1/16/04.

+   Non-income-producing security.

++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
AS OF DECEMBER 31, 2003

ASSETS

   Investments, at value (including securities loaned of $3,178,844)
      (identified cost - $148,476,806)                                               $174,153,362
   Cash on deposit for financial futures contracts                                        644,000
   Cash                                                                                    17,582
   Receivables:
      Contributions                                                     $825,233
      Securities sold                                                    201,119
      Dividends                                                          142,898
      Interest                                                             9,006
      Securities lending - net                                             1,757        1,180,013
                                                                        --------
   Prepaid expenses and other assets                                                          551
                                                                                     ------------
Total assets                                                                          175,995,508
                                                                                     ------------
LIABILITIES

   Collateral on securities loaned, at value                                            3,329,800
   Payables:
      Variation margin                                                   102,271
      Withdrawals                                                         53,775
      Securities purchased                                                 9,408
      Other affiliates                                                     1,428          166,882
                                                                        --------
   Accrued expenses                                                                        17,127
                                                                                     ------------
Total liabilities                                                                       3,513,809
                                                                                     ------------
Net assets                                                                           $172,481,699
                                                                                     ============
NET ASSETS CONSIST OF:

   Investors' capital                                                                $146,408,896
   Unrealized appreciation on investments - net                                        26,072,803
                                                                                     ------------
Net assets                                                                           $172,481,699
                                                                                     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

76

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

   Dividends (net of $1,297 foreign withholding tax)                 $ 1,416,752
   Interest                                                               69,200
   Securities lending - net                                               19,301
   Other                                                                   3,027
                                                                     -----------
Total income                                                           1,508,280
                                                                     -----------
EXPENSES

   Professional fees                                                 $    71,079
   Custodian fees                                                         38,287
   Accounting services                                                    21,138
   Investment advisory fees                                               12,393
   Printing and shareholder reports                                        4,202
   Trustees' fees and expenses                                             1,644
   Other                                                                   7,017
                                                                     -----------
Total expenses before waiver                                             155,760
   Waiver of expenses                                                     (3,776)
                                                                     -----------
Total expenses after waiver                                              151,984
                                                                     -----------
Investment income - net                                                1,356,296
                                                                     -----------
REALIZED & UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET

   Realized loss from investments - net                                 (936,686)
   Change in unrealized appreciation/depreciation
      on investments - net                                            45,815,708
                                                                     -----------
Total realized and unrealized gain on investments - net               44,879,022
                                                                     -----------
Net increase in net assets resulting from operations                 $46,235,318
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEAR ENDED DECEMBER 31,

                                                              2003              2002
                                                      ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS

   Investment income - net                            $  1,356,296      $  1,093,990
   Realized loss on investments - net                     (936,686)       (1,203,067)
   Change in unrealized appreciation/depreciation
      on investments - net                              45,815,708       (19,853,922)
                                                      ------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      46,235,318       (19,962,999)
                                                      ------------------------------
CAPITAL TRANSACTIONS

   Proceeds from contributions                          69,821,025        33,824,441
   Fair value of withdrawals                           (37,337,289)      (24,936,735)
                                                      ------------------------------
Net increase in net assets derived from capital
    transactions                                        32,483,736         8,887,706
                                                      ------------------------------
NET ASSETS

   Total increase (decrease) in net assets              78,719,054       (11,075,293)
   Beginning of year                                    93,762,645       104,837,938
                                                      ------------------------------
   End of year                                        $172,481,699      $ 93,762,645
                                                      ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

78

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                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

The following ratios have been derived from information provided in the financial statements.

                                                                                   FOR THE PERIOD
                                                                                OCT. 27, 2000+ TO
                                             FOR THE YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                           --------------------------------------------------------
                                               2003            2002          2001            2000
                                           --------------------------------------------------------
TOTAL INVESTMENT RETURN **                    44.11%         (17.77%)       (9.03%)             -

RATIOS TO AVERAGE NET ASSETS

Expenses, net of waiver                         .12%            .08%          .08%            .08%*
Expenses                                        .13%            .15%          .28%            .65%*
Investment income - net                        1.09%           1.11%         1.33%           2.02%*

SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $172,482         $93,763      $104,838         $20,805
Portfolio turnover                            14.53%          28.14%        97.51%           8.88%

 * Annualized.
** Total return is required to be disclosed for fiscal years beginning after
   December 15, 2000.
 + Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

              A. VALUATION OF INVESTMENTS - Equity securities held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap, or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

                 Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

                 their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

                 Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

                 Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series'

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

                 net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

              B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

                 1. FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                 2. OPTIONS - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

                    value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                    Written and purchased options are non-income-producing investments.

                 3. FORWARD FOREIGN EXCHANGE CONTRACTS - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

                 4. FOREIGN CURRENCY OPTIONS AND FUTURES - The Series may
                    purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

              C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income,

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           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

                 expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

              D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security
                 transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

              E. SECURITIES LENDING - The Series may lend securities to
                 financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

                 because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

         FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series net assets. FAM has entered into a contractual arrangement with the Series under which certain expenses incurred by the Series will not exceed .13%. Effective January 1, 2003, the limit was increased from .08% to .13%. This arrangement expires December 31, 2004, and is renewable. For the year ended December 31, 2003, FAM earned fees of $12,393, of which $3,776 was waived.

         The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2003, the Series lent securities with a value of $38,594 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities-lending agent for a fee based on a share of the returns on

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

         investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2003, MLIM, LLC received $8,256 in securities-lending agent fees from the Series.

         In addition, MLPF&S received $3,041 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2003.

         For the year ended December 31, 2003, the Series reimbursed FAM $2,513 for certain accounting services.

         Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003, were $47,576,021 and $17,107,286, respectively.

         Net realized gains (losses) for the year ended December 31, 2003, and net unrealized gains as of December 31, 2003, were as follows:

                                                     REALIZED         UNREALIZED
                                                GAINS (LOSSES)             GAINS
                                                --------------------------------
Long-term investments                             $(2,374,911)       $25,676,556
Financial futures contracts                         1,438,225            396,247
                                                  ------------------------------
Total investments                                 $  (936,686)       $26,072,803
                                                  ==============================

         As of December 31, 2003, net unrealized appreciation for federal income tax purposes aggregated $24,672,804, of which $36,050,143 related to appreciated securities and $11,377,339 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for federal income tax purposes was $149,480,558.

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           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2003

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2003.

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

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    P.O. Box 659453
             AND DISTRIBUTOR    San Antonio, Texas 78265-9825

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    JP Morgan Chase
                                4 Chase MetroTech, 18th Floor
                                Brooklyn, New York 11245

         INDEPENDENT AUDITOR    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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

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                                     INSURANCE o MEMBER SERVICES

37733-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 18 funds. The Index Funds are the only three funds of the Registrant that have a fiscal year-end of December 31, and the remaining 15 funds have a fiscal year-end of July 31. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for 2003 and 2002 were $314,300 and $297,780, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2003 or 2002.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for 2003 and 2002 were $71,515 and $67,889, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2003. No such fees were paid or accrued by the Registrant in 2002. The aggregate fees billed by Ernst & Young LLP to USAA Investment Management Company (IMCO), the Funds' adviser, for other products and services were $10,460. These other services provided by Ernst & Young LLP in 2002 to IMCO were reviews of anti-money laundering procedures and board governance procedures.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2003 and 2002 were $93,515 and $118,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.